As filed with the Securities and Exchange Commission on August 30, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10267

AssetMark Funds

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967

(Address of principal executive offices) (Zip code)

Starr E. Frohlich
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end:	March 31, 2011

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments.

AssetMark Large Cap Growth Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 98.45%
	Aerospace & Defense - 3.65%
24,100	General Dynamics Corp.	$1,411,296
23,800	Honeywell International, Inc.	928,914
18,310	Precision Castparts Corp. (b)	1,884,465
31,300	United Technologies Corp.	2,031,682

		6,256,357

	Air Freight & Logistics - 0.80%
22,790	Expeditors International of Washington (b)	786,483
8,320	FedEx Corp. (b)	583,315

		1,369,798

	Airlines - 0.42%
60,900	Delta Air Lines, Inc. (b)(a)	715,575

	Auto Components - 0.93%
32,200	Johnson Controls, Inc.	865,214
26,600	TRW Automotive Holdings Corp. (a)	733,362

		1,598,576

	Beverages - 2.77%
23,800	Dr Pepper Snapple Group, Inc.	889,882
49,820	PepsiCo, Inc.	3,036,529
16,200	The Coca-Cola Company	811,944

		4,738,355

	Biotechnology - 3.40%
4,290	Alexion Pharmaceuticals, Inc. (a)	219,605
30,240	Amgen, Inc. (a)	1,590,624
28,170	Celgene Corp. (b)(a)	1,431,599
67,900	Gilead Sciences, Inc. (a)	2,327,613
7,570	Vertex Pharmaceuticals, Inc. (b)(a)	249,053

		5,818,494

	Capital Markets - 2.46%
24,100	Ameriprise Financial, Inc.	870,733
4,300	Blackrock, Inc.	616,620
9,890	Franklin Resources, Inc.	852,419
5,800	Goldman Sachs Group, Inc. (b)	761,366
14,500	Northern Trust Corp. (b)	677,150
31,400	The Charles Schwab Corp. (b)	445,252

		4,223,540

	Chemicals - 0.72%
6,020	FMC Corp. (b)	345,729
9,200	Monsanto Co.	425,224
6,120	Praxair, Inc.	465,058

		1,236,011

	Commercial Banks - 1.39%
93,300	Wells Fargo & Co.	2,388,480

	Commercial Services & Supplies - 0.35%
9,200	Stericycle, Inc. (b)(a)	603,336

	Communications Equipment - 5.09%
204,810	Cisco Systems, Inc. (a)	4,364,500
5,110	F5 Networks, Inc. (b)(a)	350,393
20,400	Juniper Networks, Inc. (b)(a)	465,528
85,200	Motorola, Inc. (a)	555,504

Number of Shares		Value

77,500	Qualcomm, Inc.	$2,545,100
5,350	Research In Motion Ltd. (a)	263,541
27,750	Tellabs, Inc. (b)	177,323

		8,721,889

	Computers & Peripherals - 10.61%
38,370	Apple, Inc. (a)	9,651,206
62,900	Dell, Inc. (a)	758,574
50,730	EMC Corp. (a)	928,359
29,300	Hewlett Packard Co.	1,268,104
30,280	International Business Machines Corp.	3,738,974
31,830	NetApp, Inc. (b)(a)	1,187,577
49,700	Seagate Technology (b)(a)	648,088

		18,180,882

	Construction & Engineering - 0.22%
9,000	Fluor Corp.	382,500

	Construction Materials - 0.06%
2,500	Vulcan Materials Co. (b)	109,575

	Diversified Consumer Services - 0.31%
6,300	ITT Educational Services, Inc. (b)(a)	523,026

	Diversified Financial Services - 0.82%
5,800	IntercontinentalExchange, Inc. (a)	655,574
20,300	JPMorgan Chase & Co.	743,183

		1,398,757

	Electric Utilities - 0.74%
36,400	AES Corp. (a)	336,336
12,900	Entergy Corp.	923,898

		1,260,234

	Electrical Equipment - 0.88%
11,850	AMETEK, Inc.	475,778
10,900	Cooper Industries Plc	479,600
12,800	Emerson Electric Co.	559,232

		1,514,610

	Energy Equipment & Services - 3.01%
11,310	Baker Hughes, Inc. (b)	470,157
31,180	Halliburton Co.	765,469
41,600	National-Oilwell Varco, Inc. (b)	1,375,712
27,500	Noble Corp.	850,025
30,700	Schlumberger Ltd. (b)	1,698,938

		5,160,301

	Food & Staples Retailing - 2.08%
15,490	Costco Wholesale Corp.	849,317
38,400	CVS Caremark Corporation	1,125,888
33,170	Wal-Mart Stores, Inc. (b)	1,594,482

		3,569,687

	Food Products - 0.68%
8,960	General Mills, Inc.	318,259
20,800	Hormel Foods Corp. (b)	841,984

		1,160,243

	Health Care Equipment & Supplies - 2.60%
27,400	DENTSPLY International, Inc. (b)	819,534
40,400	Medtronic, Inc.	1,465,308
4,530	ResMed, Inc. (a)	275,469
22,500	St. Jude Medical, Inc. (a)	812,025
14,900	Stryker Corp. (b)	745,894
6,500	Varian Medical Systems, Inc. (a)	339,820

		4,458,050

Number of Shares		Value

	Health Care Providers & Services - 2.29%
19,000	Aetna, Inc.	$501,220
10,480	AmerisourceBergen Corp.	332,740
13,590	Express Scripts, Inc. (b)(a)	639,002
12,500	McKesson Corp.	839,500
36,800	UnitedHealth Group, Inc.	1,045,120
11,400	Wellpoint, Inc. (a)	557,802

		3,915,384

	Hotels, Restaurants & Leisure - 1.21%
14,100	Darden Restaurants, Inc.	547,785
26,640	Marriott International, Inc. (b)	797,602
10,920	McDonald’s Corp.	719,300

		2,064,687

	Household Products - 1.32%
6,310	Church & Dwight, Inc.	395,700
7,520	Colgate Palmolive Co. (b)	592,275
21,350	Procter & Gamble Co.	1,280,573

		2,268,548

	Industrial Conglomerates - 2.14%
40,580	3M Co.	3,205,414
31,700	General Electric Co.	457,114

		3,662,528

	Insurance - 0.98%
11,350	Aflac, Inc.	484,305
30,400	Hartford Financial Services Group, Inc. (b)	672,752
9,600	Prudential Financial, Inc.	515,136

		1,672,193

	Internet & Catalog Retail - 2.63%
15,610	Amazon.com, Inc. (b)(a)	1,705,549
12,850	Netflix, Inc. (b)(a)	1,396,153
7,960	priceline.com, Inc. (b)(a)	1,405,258

		4,506,960

	Internet Software & Services - 3.23%
50,900	eBay, Inc. (a)	998,149
8,650	Google, Inc. (a)	3,848,818
25,800	Verisign, Inc. (a)	684,990

		5,531,957

	IT Services - 2.10%
20,600	Accenture Plc	796,190
15,130	Cognizant Technology Solutions Corp. (a)	757,408
6,650	Mastercard, Inc. (b)	1,326,874
10,100	Visa, Inc. (b)	714,575

		3,595,047

	Leisure Equipment & Products - 0.43%
34,600	Mattel, Inc.	732,136

	Life Sciences Tools & Services - 0.54%
8,960	Qiagen NV (b)(a)	172,211
15,300	Thermo Fisher Scientific, Inc. (a)	750,465

		922,676

	Machinery - 4.41%
7,430	Bucyrus International, Inc.	352,554
16,900	Caterpillar, Inc.	1,015,183
15,190	Cummins, Inc. (b)	989,325
20,130	Danaher Corp. (b)	747,226
21,810	Deere & Co.	1,214,380
43,985	Dover Corp.	1,838,132
13,300	Navistar International Corp. (a)	654,360
13,200	Parker Hannifin Corp.	732,072

		7,543,232

Number of Shares		Value

	Media - 0.86%
6,970	DIRECTV (a)	$236,422
4,780	DreamWorks Animation SKG, Inc. (a)	136,469
13,000	Omnicom Group, Inc. (b)	445,900
20,860	The Walt Disney Co. (b)	657,090

		1,475,881

	Metals & Mining - 1.69%
6,250	Cliffs Natural Resources, Inc. (b)	294,750
26,260	Freeport-McMoran Copper & Gold, Inc.	1,552,754
10,800	Newmont Mining Corp.	666,792
6,190	Walter Energy, Inc.	376,662

		2,890,958

	Multiline Retail - 3.05%
29,100	Big Lots, Inc. (a)	933,819
22,260	Kohls Corp. (b)(a)	1,057,350
38,900	Nordstrom, Inc. (b)	1,252,191
40,520	Target Corp.	1,992,369

		5,235,729

	Oil & Gas - 5.64%
9,700	Apache Corp. (b)	816,643
11,300	Chevron Corp.	766,818
9,380	Concho Resources, Inc. (a)	518,995
59,400	Exxon Mobil Corp.	3,389,958
24,575	Hess Corp.	1,237,106
18,160	Occidental Petroleum Corp. (b)	1,401,044
13,900	Peabody Energy Corp.	543,907
21,630	Petrohawk Energy Corp. (a)	367,061
20,800	Suncor Energy, Inc. (b)	612,352

		9,653,884

	Personal Products - 0.22%
14,510	Avon Products, Inc.	384,515

	Pharmaceuticals - 4.04%
46,700	Abbott Laboratories	2,184,626
9,750	Allergan, Inc. (b)	568,035
44,510	Eli Lilly & Co. (b)	1,491,085
14,260	Merck & Co., Inc. (b)	498,672
21,400	Mylan Laboratories, Inc. (b)(a)	364,656
7,470	Shire Plc (b)	458,509
26,190	Teva Pharmaceutical Industries, Ltd. (b)	1,361,618

		6,927,201

	Road & Rail - 1.08%
13,420	CSX Corp.	666,035
25,700	J.B. Hunt Transport Services, Inc.	839,619
5,000	Union Pacific Corp.	347,550

		1,853,204

	Semiconductor & Semiconductor Equipment - 2.89%
47,750	Broadcom Corp. (b)	1,574,318
18,700	Linear Technology Corp. (b)	520,047
36,950	Marvell Technology Group Ltd. (a)	582,332
43,800	Maxim Integrated Products, Inc. (b)	732,774
66,400	Texas Instruments, Inc.	1,545,792

		4,955,263

	Software - 7.17%
63,800	Activision Blizzard, Inc.	669,262
20,330	Adobe Systems, Inc. (a)	537,322
18,370	Check Point Software Technologies Ltd. (b)(a)	541,548
10,170	Citrix Systems, Inc. (a)	429,479
260,650	Microsoft Corp.	5,997,556
191,110	Oracle Corp.	4,101,220

		12,276,387

Number of Shares		Value

	Specialty Retail - 2.61%
11,570	Limited Brands, Inc. (b)	$255,350
33,560	Lowe’s Companies, Inc.	685,295
126,400	Office Depot, Inc. (a)	510,656
16,400	Ross Stores, Inc.	873,956
79,400	The Gap, Inc.	1,545,124
10,810	Tiffany & Co. (b)	409,807
5,400	Urban Outfitters, Inc. (b)(a)	185,706

		4,465,894

	Textiles, Apparel & Luxury Goods - 1.05%
17,680	Nike, Inc. (b)	1,194,284
8,500	VF Corp.	605,030

		1,799,314

	Tobacco - 2.43%
119,600	Altria Group, Inc.	2,396,784
38,490	Philip Morris International, Inc.	1,764,382

		4,161,166

	Wireless Telecommunication Services - 0.45%
17,380	American Tower Corp. (a)	773,410

	Total Common Stocks (Cost $156,250,232)	168,656,430

	SHORT TERM INVESTMENTS - 1.68%
	Money Market Funds - 1.68%
2,881,257	Federated Prime Obligations Fund
	Effective Yield, 0.22%	2,881,257

	Total Short Term Investments (Cost $2,881,257)	2,881,257

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 20.80%
	Money Market Funds - 20.80%
35,591,696	Mount Vernon Prime Portfolio
	Effective Yield, 0.28%	35,591,696
113,979	Reserve Primary Fund (c)	42,161

	Total Investments Purchased as Securities Lending Collateral (Cost $35,705,675)	35,633,857

	Total Investments (Cost $194,837,164) - 120.93%	207,171,544
	Liabilities in Excess of Other Assets - (20.93)%	(35,850,270)

	TOTAL NET ASSETS - 100.00%	$171,321,274

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	All or portion of this security is on loan.
(c)	As of June 30, 2010, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were $42,161, which represent 0.02% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of investments	$194,837,164

Gross unrealized appreciation	23,402,832
Gross unrealized depreciation	(11,068,452)

Net unrealized appreciation	$12,334,380

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

AssetMark Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total

Equity
Consumer Discretionary	$22,402,202	$—	$—	$22,402,202
Consumer Staples	16,282,514	—	—	16,282,514
Energy	14,814,185	—	—	14,814,185
Financials	9,682,969	—	—	9,682,969
Health Care	22,041,805	—	—	22,041,805
Industrials	23,901,141	—	—	23,901,141
Information Technology	53,261,426	—	—	53,261,426
Materials	4,236,544	—	—	4,236,544
Telecommunication Services	773,410	—	—	773,410
Utilities	1,260,234			1,260,234

Total Equity	168,656,430	—	—	168,656,430

Short Term Investments	2,881,257	—	—	2,881,257

Investments Purchased as Securities Lending Collateral	35,591,696	—	42,161	35,633,857

Total Investments in Securities	$207,129,383	$—	$42,161	$207,171,544

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2010	$6,799,634
Accrued discounts/(amortization of premiums), net	—
Realized loss	(1,537,160)
Change in unrealized appreciation	42,161
Net sales	(5,262,474)
Transfers in and/or (out) of Level 3	—

Balance as of June 30, 2010	$42,161

Change in unrealized appreciation during the period for Level 3 investments held at June 30, 2010.	$42,161

AssetMark Large Cap Value Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 96.10%
	Aerospace & Defense - 2.69%
42,900	Northrop Grumman Corp.	$2,335,477
13,430	Raytheon Co. (b)	649,878
24,295	United Technologies Corp.	1,576,988

		4,562,343

	Air Freight & Logistics - 0.64%
11,100	FedEx Corp.	778,221
5,260	United Parcel Service, Inc.	299,241

		1,077,462

	Auto Components - 0.48%
30,400	Johnson Controls, Inc.	816,848

	Automobiles - 0.28%
21,540	Harley Davidson, Inc. (b)	478,834

	Beverages - 2.10%
11,620	Diageo Plc (b)	729,039
21,100	Molson Coors Brewing Co. (b)	893,796
22,335	PepsiCo, Inc.	1,361,318
11,290	The Coca-Cola Company	565,855

		3,550,008

	Capital Markets - 2.48%
11,960	Ameriprise Financial, Inc.	432,115
5,800	Goldman Sachs Group, Inc. (b)	761,366
28,400	Morgan Stanley	659,164
18,000	State Street Corp.	608,760
70,645	The Bank of New York Mellon Corp.	1,744,225

		4,205,630

	Chemicals - 1.18%
13,490	Air Products & Chemicals, Inc.	874,287
3,960	Monsanto Co.	183,031
15,900	PPG Industries, Inc.	960,519

		2,017,837

	Commercial Banks - 2.37%
17,500	SunTrust Banks, Inc. (b)	407,750
19,510	U.S. Bancorp (b)	436,049
123,600	Wells Fargo & Co.	3,164,160

		4,007,959

	Commercial Services & Supplies - 0.48%
36,045	Iron Mountain, Inc.	809,571

	Communications Equipment - 0.25%
20,190	Cisco Systems, Inc. (a)	430,249

	Computers & Peripherals - 2.32%
52,930	Dell, Inc. (a)	638,336
35,530	Hewlett Packard Co.	1,537,738
14,100	International Business Machines Corp.	1,741,068

		3,917,142

	Construction & Engineering - 0.25%
9,980	Fluor Corp. (b)	424,150

	Construction Materials - 0.18%
6,841	Vulcan Materials Co. (b)	299,841

Number of Shares		Value

	Consumer Finance - 1.24%
52,880	American Express Co.	$2,099,336

	Containers & Packaging - 0.63%
53,850	Sealed Air Corp.	1,061,922

	Diversified Financial Services - 2.53%
57,400	Bank of America Corporation	824,838
85,823	JPMorgan Chase & Co.	3,141,980
16,100	Moodys Corp. (b)	320,712

		4,287,530

	Diversified Telecommunication Services - 3.55%
103,600	AT&T, Inc. (b)	2,506,084
53,400	CenturyTel, Inc. (b)	1,778,754
61,700	Verizon Communications, Inc.	1,728,834

		6,013,672

	Electric Utilities - 1.80%
15,700	American Electric Power Company, Inc.	507,110
80,200	Edison International	2,543,944

		3,051,054

	Electrical Equipment - 0.53%
20,600	Emerson Electric Co.	900,014

	Electronic Equipment & Instruments - 0.36%
21,510	Agilent Technologies, Inc. (b)(a)	611,529

	Energy Equipment & Services - 1.87%
33,600	Diamond Offshore Drilling, Inc. (b)	2,089,584
32,500	Halliburton Co.	797,875
5,902	Transocean Ltd. (a)	273,440

		3,160,899

	Food & Staples Retailing - 5.25%
44,230	Costco Wholesale Corp.	2,425,131
109,138	CVS Caremark Corporation	3,199,925
75,900	Safeway, Inc.	1,492,194
31,365	SYSCO Corp. (b)	896,098
18,505	Wal-Mart Stores, Inc. (b)	889,535

		8,902,883

	Food Products - 2.10%
112,770	Conagra Foods, Inc. (b)	2,629,797
26,210	General Mills, Inc.	930,979

		3,560,776

	Health Care Equipment & Supplies - 2.15%
17,610	Baxter International, Inc.	715,670
7,270	Becton Dickinson & Co.	491,597
6,025	CareFusion Corp. (a)	136,768
63,600	Medtronic, Inc.	2,306,772

		3,650,807

	Health Care Providers & Services - 2.76%
50,700	Cardinal Health, Inc.	1,704,028
29,500	CIGNA Corp.	916,270
12,320	Express Scripts, Inc. (a)	579,286
11,155	Quest Diagnostics, Inc.	555,184
32,330	UnitedHealth Group, Inc.	918,172

		4,672,940

	Hotels, Restaurants & Leisure - 1.12%
28,930	McDonald’s Corp.	1,905,619

	Household Durables - 0.14%
6,000	Fortune Brands, Inc.	235,080

	Household Products - 2.90%
44,205	Kimberly Clark Corp.	2,680,150
37,230	Procter & Gamble Co.	2,233,055

		4,913,205

Number of Shares		Value

	Industrial Conglomerates - 1.30%
24,410	3M Co.	$1,928,146
7,602	Tyco International Ltd.	267,818

		2,195,964

	Insurance - 10.31%
73,580	Allstate Corp. (b)	2,113,953
29,880	Berkshire Hathaway, Inc. (b)(a)	2,381,137
67,880	Loews Corp.	2,261,083
74,080	Marsh & McLennan Cos., Inc. (b)	1,670,504
43,200	Metlife, Inc.	1,631,232
71,050	Progressive Corp.	1,330,056
47,145	Prudential Financial, Inc.	2,529,801
12,511	Transatlantic Holdings, Inc.	600,028
60,175	Travelers Companies, Inc.	2,963,618

		17,481,412

	Internet Software & Services - 0.24%
930	Google, Inc. (a)	413,804

	IT Services - 0.18%
5,235	Alliance Data Systems Corp. (b)(a)	311,587

	Machinery - 1.50%
20,770	Dover Corp. (b)	867,978
20,170	Illinois Tool Works, Inc.	832,618
15,235	Parker Hannifin Corp.	844,933

		2,545,529

	Media - 2.80%
67,600	CBS Corp. (b)	874,068
17,600	Grupo Televisa, SA	306,416
49,390	News Corp.	590,704
16,690	The Walt Disney Co.	525,735
84,000	Time Warner, Inc.	2,428,441

		4,725,364

	Metals & Mining - 0.95%
12,000	Freeport-McMoran Copper & Gold, Inc.	709,560
23,400	Nucor Corp.	895,752

		1,605,312

	Multi-Utilities - 1.25%
54,685	Dominion Resources, Inc.	2,118,497

	Office Electronics - 0.86%
180,800	Xerox Corp.	1,453,632

	Oil & Gas - 16.02%
29,045	Anadarko Petroleum Corp.	1,048,234
48,175	Apache Corp. (b)	4,055,853
33,280	Canadian Natural Resource Ltd.	1,105,894
70,900	Chesapeake Energy Corp.	1,485,355
47,200	Chevron Corp.	3,202,992
51,462	ConocoPhillips	2,526,270
54,485	Devon Energy Corp.	3,319,226
18,210	EOG Resources, Inc.	1,791,318
15,355	Exxon Mobil Corp.	876,310
80,700	Marathon Oil Corp.	2,508,963
56,120	Occidental Petroleum Corp.	4,329,658
49,900	Valero Energy Corp.	897,202

		27,147,275

	Pharmaceuticals - 9.91%
29,050	Abbott Laboratories	1,358,959
55,100	Eli Lilly & Co. (b)	1,845,850
72,770	Johnson & Johnson	4,297,796
130,985	Merck & Co., Inc. (b)	4,580,545
329,960	Pfizer, Inc.	4,705,230

		16,788,380

Number of Shares		Value

	Professional Services - 0.56%
14,150	The Dun & Bradstreet Corporation	$949,748

	Semiconductor & Semiconductor Equipment - 1.08%
38,575	KLA-Tencor Corp. (b)	1,075,471
32,430	Texas Instruments, Inc.	754,970

		1,830,441

	Software - 1.84%
135,275	Microsoft Corp.	3,112,678

	Specialty Retail - 1.36%
19,180	Bed Bath & Beyond, Inc. (a)	711,194
26,000	Home Depot, Inc.	729,820
44,600	The Gap, Inc.	867,916

		2,308,930

	Tobacco - 1.31%
85,700	Altria Group, Inc.	1,717,428
10,800	Philip Morris International, Inc.	495,072

		2,212,500

	Total Common Stocks (Cost $145,694,907)	162,826,193

	REAL ESTATE INVESTMENT TRUSTS - 2.04%
	Real Estate Investment Trusts - 2.04%
150,100	Annaly Capital Management, Inc. (b)	2,574,215
10,831	Simon Property Group, Inc.	874,603
	Total Real Estate Investment Trusts (Cost $2,928,088)	3,448,818

	SHORT TERM INVESTMENTS - 2.13%
	Money Market Funds - 2.13%
3,618,021	Federated Prime Obligations Fund
	Effective Yield, 0.22%	3,618,021

	Total Short Term Investments (Cost $3,618,021)	3,618,021

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 15.21%
	Money Market Funds - 15.21%
25,717,971	Mount Vernon Prime Portfolio
	Effective Yield, 0.28%	25,717,971
130,420	Reserve Primary Fund (c)	48,242

	Total Investments Purchased as Securities Lending Collateral (Cost $25,848,391)	25,766,213

	Total Investments (Cost $178,089,407) - 115.48%	195,659,245
	Liabilities in Excess of Other Assets - (15.48)%	(26,235,082)

	TOTAL NET ASSETS - 100.00%	$169,424,163

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	All or portion of this security is on loan.
(c)	As of June 30, 2010, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were $48,242, which represent 0.03% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of investments	$178,089,407

Gross unrealized appreciation	26,368,288
Gross unrealized depreciation	(8,798,450)

Net unrealized appreciation	$17,569,838

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

AssetMark Large Cap Value Fund

	Level 1	Level 2	Level 3	Total

Equity
Consumer Discretionary	$10,470,675	$—	$—	$10,470,675
Consumer Staples	23,139,372	—	—	23,139,372
Energy	30,308,174	—	—	30,308,174
Financials	35,530,685	—	—	35,530,685
Health Care	25,112,127	—	—	25,112,127
Industrials	13,464,781	—	—	13,464,781
Information Technology	12,081,062	—	—	12,081,062
Materials	4,984,912	—	—	4,984,912
Telecommunication Services	6,013,672	—	—	6,013,672
Utilities	5,169,551	—	—	5,169,551

Total Equity	166,275,011	—	—	166,275,011

Short Term Investments	3,618,021	—		3,618,021

Investments Purchased as Securities Lending Collateral	25,717,971	—	48,242	25,766,213

Total Investments in Securities	$195,611,003	$—	$48,242	$195,659,245

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2010	$6,234,228
Accrued discounts/(amortization of premiums), net	—
Realized loss	(1,409,342)
Change in unrealized appreciation	48,242
Net sales	(4,824,886)
Transfers in and/or (out) of Level 3	—

Balance as of June 30, 2010	$48,242

Change in unrealized appreciation during the period for Level 3 investments held at June 30, 2010.	$48,242

AssetMark Small Mid Cap Growth Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 96.44%
	Aerospace & Defense - 2.50%
2,700	Alliant Techsystems, Inc. (a)	$167,562
1,400	American Science & Engineering, Inc.	106,694
8,811	Orbital Sciences Corp. (a)	138,949
8,631	TransDigm Group, Inc.	440,440

		853,645

	Air Freight & Logistics - 0.41%
4,630	Hub Group, Inc. (a)	138,946

	Biotechnology - 2.36%
4,400	Alexion Pharmaceuticals, Inc. (a)	225,235
6,500	Cubist Pharmaceuticals, Inc. (a)	133,900
2,500	Dendreon Corp. (a)(b)	80,825
7,500	Human Genome Sciences, Inc. (a)(b)	169,950
4,659	Onyx Pharmaceuticals, Inc. (a)(b)	100,588
7,838	Seattle Genetics, Inc. (a)(b)	93,978

		804,476

	Capital Markets - 1.97%
7,357	Affiliated Managers Group (a)(b)	447,085
3,648	Greenhill & Co, Inc. (b)	223,002

		670,087

	Chemicals - 2.88%
4,600	Ashland, Inc.	213,532
5,700	International Flavors & Fragrances, Inc.	241,794
1,400	Lubrizol Corp.	112,434
24,899	Solutia, Inc. (a)	326,177
2,900	Valspar Corp. (b)	87,348

		981,285

	Commercial Banks - 0.44%
3,903	Signature Bank (a)	148,353

	Commercial Services & Supplies - 2.18%
4,700	Avery Dennison Corp. (b)	151,011
2,200	Cintas Corp.	52,734
1,900	Consolidated Graphics, Inc. (a)	82,156
7,224	Higher One Holdings, Inc. (a)	104,748
10,300	R.R. Donnelley & Sons Co.	168,611
12,859	Sykes Enterprises, Inc. (a)	182,984

		742,244

	Communications Equipment - 3.25%
20,900	ADC Telecommunications (a)(b)	154,869
40,489	Emulex Corp. (a)	371,689
3,200	Oplink Communications, Inc. (a)	45,856
14,779	Polycom, Inc. (a)(b)	440,266
14,900	Tellabs, Inc.	95,211

		1,107,891

	Computers & Peripherals - 0.96%
6,000	Lexmark International, Inc. (a)	198,180
4,700	Synaptics, Inc. (a)(b)	129,250

		327,430

	Construction Materials - 0.77%
3,108	Martin Marietta Materials, Inc. (b)	263,589

Number of Shares		Value

	Consumer Finance - 0.23%
7,700	SLM Corp. (a)(b)	$80,003

	Containers & Packaging - 0.59%
9,700	Temple Inland, Inc.	200,499

	Diversified Consumer Services - 3.48%
1,184	Capella Education Company (a)	96,318
5,500	Career Education Corp. (a)(b)	126,610
3,804	Coinstar, Inc. (a)(b)	163,458
5,500	DeVry, Inc. (b)	288,695
6,000	Lincoln Educational Services Corp. (a)	123,540
9,375	Sotheby’s (b)	214,406
829	Strayer Education, Inc. (b)	172,341

		1,185,368

	Diversified Financial Services - 1.43%
7,111	MSCI, Inc. (a)	194,841
4,399	Portfolio Recovery Associates, Inc. (a)(b)	293,766

		488,607

	Electrical Equipment - 2.46%
4,861	Acuity Brands, Inc. (b)	176,843
4,100	Hubbell, Inc.	162,729
1,000	Regal Beloit Corp.	55,780
7,926	Roper Industries, Inc. (b)	443,539

		838,891

	Electronic Equipment & Instruments - 0.38%
3,600	Tech Data Corp. (a)	128,232

	Energy Equipment & Services - 0.80%
2,800	Atwood Oceanics, Inc. (a)	71,456
9,099	Rowan Companies, Inc. (a)	199,632

		271,088

	Food & Staples Retailing - 0.58%
5,331	BJ’s Wholesale Club, Inc. (a)	197,300

	Food Products - 3.75%
19,500	Del Monte Foods Co. (b)	280,605
25,366	Green Mountain Coffee Roasters, Inc. (a)(b)	651,907
1,200	Lancaster Colony Corp. (b)	64,032
1,600	Sanderson Farms, Inc. (b)	81,184
12,200	Tyson Foods, Inc.	199,958

		1,277,686

	Gas Utilities - 0.60%
4,600	Energen Corp.	203,918

	Health Care Equipment & Supplies - 7.21%
5,200	American Medical Systems Holdings, Inc. (a)(b)	115,024
8,300	CareFusion Corp. (a)	188,410
5,372	Edwards Lifesciences Corp. (a)(b)	300,940
9,075	EV3, Inc. (a)	203,371
13,200	Hologic, Inc. (a)	183,876
7,500	Invacare Corp. (b)	155,550
8,064	Nuvasive, Inc. (a)(b)	285,949
5,752	Orthofix International NV (a)	184,352
5,972	Sirona Dental Systems, Inc. (a)	208,064
9,800	Symmetry Medical, Inc. (a)	103,292
6,653	Thoratec Corp. (a)(b)	284,283
9,056	Zoll Medical Corp. (a)	245,418

		2,458,529

	Health Care Providers & Services - 5.74%
5,300	Allscripts-Misys Healthcare Solutions (a)(b)	85,330
1,000	Amedisys, Inc. (a)(b)	43,970
2,600	Gentiva Health Services, Inc. (a)	70,226

Number of Shares		Value

9,200	Health Net, Inc. (a)	$224,204
7,200	HealthSpring, Inc. (a)	111,672
4,108	HMS Holdings Corp. (a)	222,736
9,044	IPC The Hospitalist Co, Inc. (a)	227,004
3,600	LHC Group, Inc. (a)(b)	99,900
9,901	Lincare Holdings, Inc. (a)(b)	321,882
2,600	Magellan Health Services, Inc. (a)	94,432
3,484	Mednax, Inc. (a)	193,745
8,700	Omnicare, Inc.	206,190
2,600	RehabCare Group, Inc. (a)	56,628

		1,957,919

	Health Care Technology - 1.18%
5,488	SXC Health Solutions Corp. (a)	401,996

	Hotels, Restaurants & Leisure - 1.37%
3,730	Buffalo Wild Wings, Inc. (a)(b)	136,443
1,849	Chipotle Mexican Grill, Inc. (a)(b)	252,962
1,700	Cracker Barrel Old Country Store, Inc. (b)	79,152

		468,557

	Household Durables - 1.31%
7,000	Jarden Corp.	188,090
6,117	Tempur Pedic International, Inc. (a)	188,098
1,800	Tupperware Brands Corp.	71,730

		447,918

	Insurance - 0.42%
1,700	Transatlantic Holdings, Inc. (b)	81,532
2,500	Validus Holdings Ltd.	61,050

		142,582

	Internet & Catalog Retail - 1.03%
8,225	NutriSystem, Inc. (b)	188,682
6,840	Shutterfly, Inc. (a)(b)	163,886

		352,568

	Internet Software & Services - 2.23%
2,800	Akamai Technologies, Inc. (a)(b)	113,596
5,851	Comscore, Inc. (a)	96,366
9,200	Verisign, Inc. (a)	244,260
6,450	Vistaprint NV (a)(b)	306,310

		760,532

	IT Services - 3.34%
14,363	Acxiom Corp. (a)	210,992
5,859	Alliance Data Systems Corp. (a)(b)	348,728
12,400	Broadridge Financial Solutions, Inc.	236,220
1,300	ManTech International Corp. (a)	55,341
11,382	SAIC, Inc. (a)	190,535
2,800	Syntel, Inc.	95,060

		1,136,876

	Life Sciences Tools & Services - 1.11%
17,468	Parexel International Corp. (a)	378,706

	Machinery - 3.60%
3,200	Bucyrus International, Inc.	151,840
4,064	Flowserve Corp.	344,627
7,819	IDEX Corp.	223,389
1,600	Joy Global, Inc.	80,144
1,661	Middleby Corp. (a)(b)	88,349
7,000	Oshkosh Corp. (a)	218,120
4,600	Timken Co.	119,554

		1,226,023

Number of Shares		Value

	Media - 3.27%
12,996	Cinemark Holdings, Inc.	$170,897
6,700	Discovery Communications, Inc. (a)(b)	239,257
9,500	Dish Network Corp.	172,425
16,500	Gannett Co., Inc.	222,090
7,400	Live Nation, Inc. (a)(b)	77,330
7,300	Valassis Communications, Inc. (a)	231,556

		1,113,555

	Multiline Retail - 1.08%
6,700	99 Cents Only Stores (a)	99,160
6,450	Dollar Tree, Inc. (a)(b)	268,514

		367,674

	Multi-Utilities - 0.26%
4,900	MDU Resources Group, Inc.	88,347

	Oil & Gas - 2.25%
7,853	Atlas Energy, Inc. (a)	212,581
2,700	World Fuel Services Corp. (b)	70,038
12,023	Brigham Exploration Co. (a)(b)	184,913
17,800	Callon Petroleum Co. (a)(b)	112,140
6,909	Goodrich Petroleum Corp. (a)	82,908
7,353	Oasis Petroleum, Inc. (a)(b)	106,619

		769,199

	Paper & Forest Products - 0.76%
3,300	Domtar Corp. (a)	162,195
8,800	Kapstone Paper and Packaging Corp. (a)(b)	98,032

		260,227

	Pharmaceuticals - 2.33%
9,700	Endo Pharmaceuticals Holdings, Inc. (a)	211,654
5,400	Mylan Laboratories, Inc. (a)(b)	92,016
3,100	Par Pharmaceutical Companies, Inc. (a)	80,476
3,300	Perrigo Co. (b)	194,931
4,100	Valeant Pharmaceuticals International (a)(b)	214,389

		793,466

	Professional Services - 2.16%
30,835	Monster Worldwide, Inc. (a)(b)	359,228
14,000	Navigant Consulting, Inc. (a)	145,320
9,826	Robert Half International, Inc. (b)	231,402

		735,950

	Semiconductor & Semiconductor Equipment - 4.11%
9,800	Advanced Micro Devices, Inc. (a)(b)	71,736
17,100	Cypress Semiconductor Corp. (a)	171,684
24,200	LSI Corp. (a)	111,320
19,700	Micrel, Inc. (b)	200,546
8,662	NetLogic Microsystems, Inc. (a)(b)	235,606
9,000	PMC-Sierra, Inc. (a)	67,680
28,100	RF Micro Devices, Inc. (a)(b)	109,871
15,005	Skyworks Solutions, Inc. (a)(b)	251,934
29,800	TriQuint Semiconductor, Inc. (a)	182,078

		1,402,455

	Software - 5.13%
11,470	Blackboard, Inc. (a)(b)	428,176
4,799	MICROS Systems, Inc. (a)	152,944
8,110	Rovi Corp. (a)	307,450
9,900	Take-Two Interactive Software, Inc. (a)	89,100
13,476	Ultimate Software Group, Inc. (a)(b)	442,822
8,441	VanceInfo Technologies, Inc. (a)(b)	196,506
2,100	VMware, Inc. (a)(b)	131,439

		1,748,437

Number of Shares		Value

	Specialty Retail - 8.07%
9,550	Aeropostale (a)(b)	$273,512
10,600	American Eagle Outfitters (b)	124,550
4,800	Brown Shoe Co., Inc.	72,864
8,000	DSW, Inc. (a)(b)	179,680
18,429	Express, Inc. (a)(b)	301,682
10,000	GameStop Corp. (a)	187,900
3,600	Genesco, Inc. (a)	94,716
6,001	Guess?, Inc.	187,471
4,536	Gymboree Corp. (a)(b)	193,733
2,309	J. Crew Group, Inc. (a)(b)	84,994
4,600	Kirklands, Inc. (a)(b)	77,625
9,400	Limited Brands, Inc.	207,458
24,900	Pier 1 Imports, Inc. (a)(b)	159,609
21,600	Select Comfort Corp. (a)(b)	189,000
10,800	The Finish Line, Inc. (b)	150,444
4,679	Tiffany & Co. (b)	177,381
3,686	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	87,211

		2,749,830

	Textiles, Apparel & Luxury Goods - 3.47%
7,716	Carter, Inc. (a)	202,545
1,700	Deckers Outdoor Corp. (a)(b)	242,879
2,600	Fossil, Inc. (a)	90,220
3,700	Hanesbrands, Inc. (a)	89,022
7,800	Perry Ellis International, Inc. (a)(b)	157,560
17,800	Quiksilver, Inc. (a)	65,860
3,977	Skechers U.S.A., Inc. (a)	145,240
1,400	UniFirst Corp.	61,628
3,553	Warnaco Group, Inc. (a)	128,405

		1,183,359

	Trading Companies & Distributors - 1.72%
11,181	Beacon Roofing Supply, Inc. (a)	201,482
3,523	Watsco, Inc.	204,052
5,406	Wesco International, Inc. (a)(b)	182,020

		587,554

	Transportation Infrastructure - 0.32%
5,527	Aegean Marine Petroleum Network Inc.	110,429

	Wireless Telecommunication Services - 0.95%
9,492	SBA Communications Corp. (a)(b)	322,823

	Total Common Stocks (Cost $31,954,006)	32,875,049

	REAL ESTATE INVESTMENT TRUSTS - 2.51%
	Real Estate Investment Trusts - 2.51%
9,200	Apartment Investment & Management Co.	178,204
2,100	BRE Properties, Inc.	77,553
8,800	Hospitality Property Trust	185,680
3,600	Macerich Co. (b)	134,352
24,600	MFA Financial, Inc.	182,040
5,200	UDR, Inc.	99,476

	Total Real Estate Investment Trusts (Cost $930,308)	857,305

	SHORT-TERM INVESTMENTS - 0.58%
	Money Market Funds - 0.58%
197,473	Federated Prime Obligations Fund Effective Yield, 0.22%	197,473

	Total Short-Term Investments (Cost $197,473)	197,473

Number of Shares		Value

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 35.68%
	Money Market Funds - 35.68%
12,147,913	Mount Vernon Prime Portfolio Effective Yield, 0.28%	$12,147,913
35,043	Reserve Primary Fund (c)	12,963

	Total Investments Purchased as Securities Lending Collateral (Cost $12,182,956)	12,160,876

	Total Investments (Cost $45,264,743) - 135.21%	46,090,703
	Liabilities in Excess of Other Assets - (35.21)%	(12,003,190)

	TOTAL NET ASSETS - 100.00%	$34,087,513

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	All or portion of this security is on loan.
(c)	As of June 30, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of these securities were $12,963, which represent 0.04% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of investments	$45,264,743

Gross unrealized appreciation	3,474,715
Gross unrealized depreciation	(2,648,755)

Net unrealized appreciation	$825,960

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

AssetMark Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total

Equity
Consumer Discretionary	$7,868,830	$—	$—	$7,868,830
Consumer Staples	1,474,985	—	—	1,474,985
Energy	1,040,287	—	—	1,040,287
Financials	2,386,937	—	—	2,386,937
Health Care	6,795,091	—	—	6,795,091
Industrials	4,874,455	—	—	4,874,455
Information Technology	6,971,081	—	—	6,971,081
Materials	1,705,600	—	—	1,705,600
Telecommunication Services	322,823	—	—	322,823
Utilities	292,265	—	—	292,265

Total Equity	33,732,354	—	—	33,732,354

Short Term Investments	197,473	—	—	197,473

Investments Purchased as Securities Lending Collateral	12,147,913	—	12,963	12,160,876

Total Investments in Securities	$46,077,740	$—	$12,963	$46,090,703

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2010	$1,661,804
Accrued discounts/(amortization of premiums), net	—
Realized loss	(375,675)
Change in unrealized appreciation	12,963
Net sales	(1,286,129)
Transfers in and/or (out) of Level 3	—

Balance as of June 30, 2010	$12,963

Change in unrealized appreciation during the period for Level 3 investments held at June 30, 2010.	$12,963

AssetMark Small Mid Cap Value Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 88.14%
	Aerospace & Defense - 1.34%
8,365	BE Aerospace, Inc. (a)	$212,722
6,788	Hexcel Corp. (a)	105,282
8,580	Spirit AeroSystems Holdings, Inc. (a)	163,535

		481,539

	Airlines - 0.39%
6,375	Continental Airlines, Inc. (a)	140,250

	Auto Components - 1.45%
6,892	ArvinMeritor, Inc. (a)(b)	90,285
5,286	Cooper Tire & Rubber Co.	103,077
6,791	Tenneco, Inc. (a)	143,018
6,650	TRW Automotive Holdings Corp. (a)	183,341

		519,721

	Building Products - 0.98%
5,820	Ameron International, Inc.	351,121

	Capital Markets - 2.50%
19,670	Jefferies Group, Inc. (b)	414,644
7,970	Knight Capital Group, Inc. (a)(b)	109,906
15,070	Raymond James Financial, Inc. (b)	372,078

		896,628

	Chemicals - 2.66%
4,541	Albemarle Corp. (b)	180,323
3,202	Ashland, Inc.	148,637
5,937	Celanese Corp.	147,891
7,668	Innophos Holdings, Inc.	199,981
6,418	Rockwood Holdings, Inc. (a)	145,624
10,058	Solutia, Inc. (a)	131,760

		954,216

	Commercial Banks - 7.62%
12,666	Cardinal Financial Corp.	117,034
28,250	Fifth Third Bancorp	347,193
12,122	First Financial Bancorp	181,224
3,916	Hancock Holding Co.	130,638
31,610	Investors Bancorp, Inc. (a)	414,722
23,000	KeyCorp (b)	176,870
29,137	National Penn Bancshares, Inc. (b)	175,113
21,678	Susquehanna Bancshares, Inc. (b)	180,578
6,715	Trustmark Corp. (b)	139,806
9,580	UMB Financial Corp.	340,665
22,597	Western Alliance Bancorp (a)(b)	162,020
13,978	Whitney Holding Corp. (b)	129,297
10,581	Zions Bancorporation (b)	228,232

		2,723,392

	Commercial Services & Supplies - 1.07%
5,009	ABM Industries, Inc.	104,939
3,293	Consolidated Graphics, Inc. (a)(b)	142,389
6,912	Tetra Tech, Inc. (a)	135,544

		382,872

Number of Shares		Value

	Communications Equipment - 2.93%
69,157	ADC Telecommunications (a)(b)	$512,452

3,831	CommScope, Inc. (a)	91,063
5,690	Comtech Telecommunications Corp. (a)	170,302
42,950	Tellabs, Inc.	274,451

		1,048,268

	Computers & Peripherals - 0.35%
4,551	Diebold, Inc.	124,015

	Construction & Engineering - 1.17%
12,233	Dycom Industries, Inc. (a)	104,592
3,915	EMCOR Group, Inc. (a)	90,711
3,290	Granite Construction, Inc.	77,578
24,105	Great Lakes Dredge & Dock Corp.	144,630

		417,511

	Consumer Finance - 2.20%
21,780	AmeriCredit Corp. (a)	396,832
27,930	Discover Financial Services (b)	390,461

		787,293

	Containers & Packaging - 0.46%
7,901	Temple Inland, Inc.	163,314

	Diversified Consumer Services - 0.12%
1,860	Sotheby’s (b)	42,538

	Diversified Financial Services - 3.08%
10,650	CIT Group, Inc. (a)(b)	360,609
28,250	Leucadia National Corp. (a)	551,158
4,959	World Acceptance Corp. (a)(b)	189,979

		1,101,746

	Diversified Telecommunication Services - 0.28%
33,269	Cincinnati Bell, Inc. (a)	100,140

	Electric Utilities - 1.52%
5,146	Cleco Corp. (b)	135,906
11,189	Northeast Utilities	285,096
11,034	PNM Resources, Inc.	123,360

		544,362

	Electrical Equipment - 1.42%
4,550	Baldor Electric Co. (b)	164,164
18,970	Encore Wire Corp. (b)	345,064

		509,228

	Electronic Equipment & Instruments - 3.50%
20,120	Avnet, Inc. (a)	485,092
7,882	Benchmark Electronics, Inc. (a)	124,930
11,030	Ingram Micro, Inc. (a)(b)	167,546
17,030	Molex, Inc.	263,113
4,125	Plexus Corp. (a)	110,303
10,855	TTM Technologies, Inc. (a)	103,123

		1,254,107

	Energy Equipment & Services - 2.03%
14,416	Helix Energy Solutions Group, Inc. (a)	155,260
28,615	Key Energy Services, Inc. (a)	262,686
5,186	Lufkin Industries, Inc.	202,202
3,833	T-3 Energy Services, Inc. (a)	106,941

		727,089

	Food & Staples Retailing - 1.95%
10,120	Casey’s General Stores, Inc.	353,188
35,780	Winn Dixie Stores, Inc. (a)	344,919

		698,107

	Food Products - 0.83%
6,972	Del Monte Foods Co. (b)	100,327
4,344	TreeHouse Foods, Inc. (a)(b)	198,347

		298,674

Number of Shares		Value

	Gas Utilities - 2.42%
4,429	New Jersey Resources Corp.	$155,901
12,150	Oneok, Inc.	525,487
7,234	UGI Corp.	184,033

		865,421

	Health Care Equipment & Supplies - 0.21%
1,869	The Cooper Companies, Inc.	74,368

	Health Care Providers & Services - 3.96%
5,950	Amerigroup Corp. (a)	193,256
9,908	Assisted Living Concepts, Inc. (a)	293,178
16,884	Health Management Associates, Inc. (a)(b)	131,189
6,512	Health Net, Inc. (a)(b)	158,697
4,503	Magellan Health Services, Inc. (a)	163,549
10,902	PerkinElmer, Inc.	225,344
6,658	Universal Health Services, Inc.	254,003

		1,419,216

	Hotels, Restaurants & Leisure - 4.51%
13,409	Callaway Golf Co. (b)	80,990
4,773	CEC Entertainment, Inc. (a)(b)	168,296
5,951	Gaylord Entertainment Co. (a)(b)	131,458
8,460	Hyatt Hotels Corp. (a)	313,782
10,513	Penn National Gaming, Inc. (a)(b)	242,850
4,989	Starwood Hotels & Resorts Worldwide, Inc. (b)	206,694
13,430	Vail Resorts, Inc. (a)(b)	468,842

		1,612,912

	Household Durables - 0.59%
11,150	D.R. Horton, Inc. (b)	109,604
6,536	Ryland Group, Inc. (b)	103,400

		213,004

	Independent Power Producers & Energy Traders - 0.21%
19,673	RRI Energy, Inc. (a)	74,561

	Insurance - 5.06%
8,538	American Financial Group, Inc.	233,258
3,692	Arch Capital Group Ltd. (a)	275,054
5,190	The Hanover Insurance Group, Inc.	225,765
15,350	W.R. Berkley Corp. (b)	406,161
2,070	White Mountains Insurance Group Ltd.	671,094

		1,811,332

	IT Services - 0.41%
14,650	Sapient Corp. (b)	148,551

	Machinery - 3.06%
6,881	Actuant Corp. (b)	129,569
4,900	Crane Co. (b)	148,029
3,900	Joy Global, Inc.	195,351
7,645	Manitowoc, Inc.	69,875
45,610	Mueller Water Products, Inc. - Class A	169,213
21,740	Trinity Industries, Inc.	385,233

		1,097,270

	Media - 0.60%
7,948	Entercom Communications Corp. (a)(b)	70,101
10,810	Gannett Co., Inc.	145,503

		215,604

	Metals & Mining - 5.47%
6,191	AK Steel Holding Corp.	73,797
7,170	Allegheny Technologies, Inc. (b)	316,842
5,972	Carpenter Technology Corp. (b)	196,061
22,860	Commercial Metals Co.	302,209
9,720	Kaiser Aluminum Corp.	336,992

Number of Shares		Value

4,156	RTI International Metals, Inc. (a)	$100,201
12,901	Schnitzer Steel Industries, Inc. (b)	505,719
9,662	Steel Dynamics, Inc. (b)	127,442

		1,959,263

	Multi-Utilities - 1.55%
9,953	MDU Resources Group, Inc.	179,453
5,151	Vectren Corp.	121,873
5,024	Wisconsin Energy Corp.	254,917

		556,243

	Oil & Gas - 7.90%
4,227	Berry Petroleum Co. (b)	108,718
14,970	Cabot Oil & Gas Corp. (b)	468,860
33,216	Denbury Resources, Inc. (a)(b)	486,283
4,730	Overseas Shipholding Group, Inc. (b)	175,199
14,900	Petrohawk Energy Corp. (a)	252,853
8,260	Plains All American Pipeline, L.P.	484,862
7,370	Range Resources Corp. (b)	295,906
6,760	Ultra Petroleum Corp. (a)	299,130
6,636	Venoco, Inc. (a)(b)	109,295
1,888	Whiting Petroleum Corp. (a)(b)	148,057

		2,829,163

	Pharmaceuticals - 0.47%
22,321	King Pharmaceuticals, Inc. (a)	169,416

	Road & Rail - 1.20%
5,720	AMERCO (a)	314,886
3,223	Old Dominion Freight Lines, Inc. (a)(b)	113,256

		428,142

	Semiconductor & Semiconductor Equipment - 2.31%
19,879	Atmel Corp. (a)	95,419
7,628	Diodes, Inc. (a)(b)	121,056
28,790	Entegris, Inc. (a)	114,296
25,920	Fairchild Semiconductor International (a)(b)	217,988
28,981	Integrated Device Technology, Inc. (a)	143,456
7,166	MKS Instrument, Inc. (a)	134,148

		826,363

	Software - 1.57%
7,724	JDA Software Group, Inc. (a)	169,774
9,780	Lawson Software, Inc. (a)	71,394
11,290	Parametric Technology Corp. (a)	176,914
4,802	Progress Software Corp. (a)(b)	144,204

		562,286

	Specialty Retail - 3.39%
11,426	American Eagle Outfitters (b)	134,256
7,720	Brown Shoe Co., Inc.	117,190
43,168	Foot Locker, Inc. (b)	544,779
16,400	Mens Wearhouse, Inc.	301,104
8,660	OfficeMax, Inc. (a)(b)	113,100

		1,210,429

	Textiles, Apparel & Luxury Goods - 0.36%
8,226	Jones Apparel Group, Inc.	130,382

	Thrifts & Mortgage Finance - 3.04%
11,760	Capitol Federal Financial (b)	389,962
34,210	Hudson City Bancorp	418,729
20,913	MGIC Investment Corp. (a)(b)	144,091
18,923	Radian Group, Inc.	137,003

		1,089,785

	Total Common Stocks (Cost $29,112,581)	31,559,842

Number of Shares		Value

	REAL ESTATE INVESTMENT TRUSTS - 8.70%
	Real Estate Investment Trusts - 8.70%
13,130	Cedar Shopping Centers, Inc.	$79,043
9,220	Colonial Properties Trust	133,967
14,848	Developers Diversified Realty Corp.	146,995
18,685	DiamondRock Hospitality Co.	153,591
2,430	Digital Realty Trust, Inc. (b)	140,162
21,880	Education Realty Trust, Inc.	131,936
1,430	Federal Realty Investment Trust (b)	100,486
3,500	Health Care REIT, Inc.	147,420
5,600	Highwoods Properties, Inc.	155,456
11,136	Inland Real Estate Corp.	88,197
20,444	Lexington Realty Trust (b)	122,868
6,034	National Retail Properties, Inc. (b)	129,369
7,156	Pennsylvania Real Estate Investment Trust (b)	87,446
17,660	Plum Creek Timber Co., Inc. (b)	609,801
5,032	Post Properties, Inc. (b)	114,377
7,770	SL Green Realty Corp. (b)	427,661
23,026	Sunstone Hotel Investors, Inc. (a)	228,648
15,630	U-Store-It Trust	116,600

	Total Real Estate Investment Trusts (Cost $2,986,604)	3,114,023

	SHORT TERM INVESTMENTS - 2.74%
	Money Market Funds - 2.74%
981,005	Federated Prime Obligations Fund Effective Yield, 0.22%	981,005

	Total Short Term Investments (Cost $981,005)	981,005

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 33.03%
	Money Market Funds - 33.03%
11,813,099	Mount Vernon Prime Portfolio Effective Yield, 0.28%	11,813,099
35,476	Reserve Primary Fund (c)	13,123

	Total Investments Purchased as Securities Lending Collateral (Cost $11,848,575)	11,826,222

	Total Investments (Cost $44,928,765) - 132.61%	47,481,092
	Liabilities in Excess of Other Assets - (32.61)%	(11,674,695)

	TOTAL NET ASSETS - 100.00%	$35,806,397

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	All or portion of this security is on loan.
(c)	As of June 30, 2010, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were $13,123, which represent 0.04% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of investments	$44,928,765

Gross unrealized appreciation	5,403,943
Gross unrealized depreciation	(2,851,616)

Net unrealized appreciation	$2,552,327

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

AssetMark Small/Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total

Equity
Consumer Discretionary	$3,854,304	$—	$—	$3,854,304
Consumer Staples	996,781	—	—	996,781
Energy	3,556,252	—	—	3,556,252
Financials	11,524,200	—	—	11,524,200
Health Care	1,663,000	—	—	1,663,000
Industrials	3,898,218	—	—	3,898,218
Information Technology	3,963,590	—	—	3,963,590
Materials	3,076,793	—	—	3,076,793
Telecommunication Services	100,140	—	—	100,140
Utilities	2,040,587	—	—	2,040,587

Total Equity	34,673,865	—	—	34,673,865

Short Term Investments	981,005	—	—	981,005

Investments Purchased as Securities Lending Collateral	11,813,099	—	13,123	11,826,222

Total Investments in Securities	$47,467,969	$—	$13,123	$47,481,092

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2010	$971,026
Accrued discounts/(amortization of premiums), net	—
Realized loss	(219,516)
Change in unrealized appreciation	13,123
Net sales	(751,510)
Transfers in and/or (out) of Level 3	—

Balance as of June 30, 2010	$13,123

Change in unrealized appreciation during the period for Level 3 investments held at June 30, 2010.	$13,123

AssetMark International Equity Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 96.27%
	Australia - 6.21%
709,931	Incitec Pivot Ltd.	$1,605,565
47,390	Leighton Holdings	1,139,779
196,055	QBE Insurance Group Ltd.	2,974,955
1,395,953	Telstra Corp. Ltd.	3,805,021
105,684	Wesfarmers Ltd.	2,525,998
87,343	Westpac Banking Corp.	1,539,550

		13,590,868

	Canada - 2.76%
26,400	First Quantum Minerals Ltd.	1,327,998
65,400	Goldcorp, Inc.(a)	2,863,458
62,700	Suncor Energy, Inc.(a)	1,845,278

		6,036,734

	China - 1.30%
3,527,000	Bank of China Ltd.	1,779,381
33,900	Mindray Medical International Ltd.	1,065,138

		2,844,519

	France - 9.85%
97,783	Carrefour SA	3,878,817
209,575	France Telecom SA	3,635,069
65,689	Saint-Gobain SA	2,447,875
74,270	Sanofi-Aventis SA	4,473,092
35,378	Societe Generale SA	1,455,770
34,388	Technip	1,972,358
82,185	Total SA	3,668,649

		21,531,630

	Germany - 4.37%
44,025	Adidas-Salomon AG	2,131,471
56,015	Aixtron AG	1,324,269
53,744	RWE AG	3,516,794
28,836	Siemens AG	2,579,090

		9,551,624

	Hong Kong - 3.38%
12,200	CNOOC Ltd.	2,076,074
4,153,000	GOME Electrical Appliances Holding Ltd.(a)	1,253,262
302,500	Hongkong Electric Holdings Ltd.	1,801,778
2,690,000	SJM Holdings Ltd.	2,252,891

		7,384,005

	Israel - 1.04%
43,800	Teva Pharmaceutical Industries, Ltd.	2,277,162

	Italy - 0.76%
630,284	Intesa Sanpaolo SpA	1,659,981

	Japan - 21.77%
133,700	Bridgestone Corp.	2,114,088
99,200	Canon, Inc.	3,697,130
1,284	Dai-ichi Life Insurance	1,780,449
175,800	Kao Corp.	4,136,372
622	KDDI Corp.	2,964,878
156,000	Kirin Holdings Co.	1,963,975
118,000	Mitsui Fudosan Co., Ltd.	1,642,380

Number of Shares		Value

505,000	Nippon Yusen Kabushiki Kaisha	$1,840,357
272,600	Nomura Holdings, Inc.	1,489,346
1,349	NTT DoCoMo, Inc.	2,042,777
164,100	Panasonic Corp.	2,049,093
141,000	Ricoh Co.	1,797,965
181,000	Sekisui House	1,548,004
159,800	Seven & i Holdings Co., Ltd.	3,661,224
48,000	Shin-Etsu Chemical Co., Ltd.	2,231,769
110,800	Takeda Pharmaceutical Co., Ltd.	4,759,154
367,000	The Bank of Yokohama Ltd.	1,678,830
116,400	Tokio Marine Holdings, Inc.	3,060,139
92,200	Toyota Motor Corp.	3,167,868

		47,625,798

	Jersey - 0.86%
106,591	Petrofac	1,875,249

	Luxembourg - 0.89%
93,128	SES SA	1,936,743

	Netherlands - 7.74%
74,059	ASML Holding NV	2,038,098
43,978	Heineken NV	1,864,112
219,794	Ing Groep NV (a)	1,626,592
86,547	Philips Electronics	2,584,478
208,870	Reed Elsevier NV	2,312,244
173,768	Royal Dutch Shell Plc	4,368,131
77,900	Unilever NV	2,127,392

		16,921,047

	Norway - 1.00%
228,400	DNB NOR ASA(a)	2,196,797

	Republic of Korea - 0.79%
90,100	KT Corp.	1,727,217

	Singapore - 4.25%
225,000	DBS Group Holdings Ltd.	2,183,600
350,297	Oversea-Chinese Banking Corp. Ltd.	2,205,861
994,000	Singapore Telecommunications Ltd.	2,148,942
197,509	United Overseas Bank Ltd.	2,747,720

		9,286,123

	South Africa - 1.13%
185,000	Gold Fields Ltd.	2,473,450

	Spain - 3.44%
160,255	Banco Santander Central Hispano, SA	1,680,468
474,982	Iberdrola SA	2,669,671
171,621	Telefonica SA	3,179,232

		7,529,371

	Switzerland - 7.15%
154,449	ABB Ltd.	2,689,050
53,652	Credit Suisse Group AG	2,017,167
102,587	Novartis AG	4,971,686
25,441	Roche Holdings AG	3,501,743
11,159	Zurich Financial Services AG	2,459,596

		15,639,242

	Taiwan - 2.02%
373,000	Hon Hai Precision	1,307,429
1,657,504	Taiwan Semiconductor Manufacturing Co., Ltd.	3,097,948

		4,405,377

	Thailand - 0.55%
308,900	Bangkok Bank	1,207,833

Number of Shares		Value

	United Kingdom - 15.01%
374,107	Aviva Plc	$1,738,544
529,923	Barclays Plc	2,115,188
591,743	BP Plc	2,832,769
116,692	British American Tobacco Plc	3,703,311
292,379	Compass Group Plc	2,224,266
262,199	GlaxoSmithKline Plc	4,452,361
327,080	Inchcape Plc (a)	1,195,152
173,134	Pearson Plc	2,277,017
286,103	Persimmon Plc (a)	1,484,981
94,964	Tesco Plc	535,731
176,402	Unilever Plc	4,715,577
1,761,753	Vodafone Group Plc	3,630,075
147,395	Xstrata Plc	1,930,085

		32,835,057

	Total Common Stocks (Cost $228,909,266)	210,535,827

	MONEY MARKET FUNDS - 2.29%
	Money Market Funds - 2.29%
4,998,882	Federated Prime Obligations Fund Effective Yield, 0.22%	4,998,882

	Total Money Market Funds (Cost $4,998,882)	4,998,882

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.00%
	Money Market Funds - 0.00%
31,071	Reserve Primary Fund (b)	11,493

	Total Investments Purchased as Securities Lending Collateral (Cost $31,071)	11,493

	Total Investments (Cost $233,939,219) - 98.56%	215,546,202
	Other Assets and Liabilities - 1.44%	3,141,433

	TOTAL NET ASSETS - 100.00%	$218,687,635

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	As of June 30, 2010, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were $11,493, which represent 0.00% of total net assets.

	The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of investments	$233,939,219

Gross unrealized appreciation	13,254,733
Gross unrealized depreciation	(31,647,750)

Net unrealized appreciation	($18,393,017)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

AssetMark International Equity Fund

	Level 1	Level 2	Level 3	Total

Equity
Consumer Discretionary	$—	$25,947,082	$—	$25,947,082
Consumer Staples	—	29,112,510	—	29,112,510
Energy	3,921,352	14,717,156	—	18,638,508
Financials	1,780,449	39,459,695	—	41,240,144
Health Care	3,342,300	22,158,037	—	25,500,337
Industrials	—	13,280,628	—	13,280,628
Information Technology	—	13,262,838	—	13,262,838
Materials	6,664,906	5,767,420	—	12,432,326
Telecommunication Services	1,727,217	21,405,994	—	23,133,211
Utilities	—	7,988,243	—	7,988,243

Total Equity	17,436,224	193,099,603	—	210,535,827

Short Term Investments	4,998,882	—	—	4,998,882

Investments Purchased as Securities Lending Collateral	—	—	11,493	11,493

Total Investments in Securities	$22,435,106	$193,099,603	$11,493	$215,546,202

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2010	$983,317
Accrued discounts/(amortization of premiums), net	—
Realized loss	(222,294)
Change in unrealized appreciation	11,493
Net sales	(761,023)
Transfers in and/or (out) of Level 3	—

Balance as of June 30, 2010	$11,493

Change in unrealized appreciation during the period
for Level 3 investments held at June 30, 2010.	$11,493

AssetMark Real Estate Securities Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 0.44%
	Hotels & Motels - 0.44%
5,100	Starwood Hotels & Resorts Worldwide, Inc. (b)	$211,293

	Total Common Stocks (Cost $266,054)	211,293

	REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS - 98.48%
	Apartments - 17.64%
40,197	Apartment Investment & Management Co.	778,616
16,621	AvalonBay Communities, Inc.	1,551,903
15,310	BRE Properties, Inc.	565,398
75,067	Equity Residential	3,125,790
11,489	Essex Property Trust, Inc.	1,120,637
8,520	Home Properties, Inc.	383,996
45,040	UDR, Inc.	861,615

		8,387,955

	Diversified - 14.10%
40,570	Digital Realty Trust, Inc. (b)	2,340,078
22,581	Duke Realty Corp.	256,294
11,072	Entertainment Properties Trust (b)	421,511
9,230	Equity Lifestyle Properties, Inc.	445,163
20,555	Liberty Property Trust	593,012
36,327	Vornado Realty Trust (b)	2,650,054

		6,706,112

	Forestry - 2.93%
18,026	Plum Creek Timber Co., Inc. (b)	622,438
17,580	Rayonier, Inc. (b)	773,871

		1,396,309

	Health Care - 11.98%
61,411	HCP, Inc. (b)	1,980,505
31,487	Health Care REIT, Inc.	1,326,232
19,120	Nationwide Health Properties, Inc.	683,922
36,382	Ventas, Inc. (b)	1,708,135

		5,698,794

	Hotels & Motels - 6.26%
166,491	Host Hotels & Resorts, Inc. (b)	2,244,299
28,801	Lasalle Hotel Properties	592,437
14,080	Sunstone Hotel Investors, Inc. (a)	139,814

		2,976,550

	Office Property - 12.78%
10,239	Alexandria Real Estate Equities, Inc. (b)	648,845
46,632	Biomed Realty Trust, Inc.	750,309
29,798	Boston Properties, Inc.	2,125,790
18,101	Corporate Office Properties Trust (b)	683,494
6,272	Douglas Emmett, Inc.	89,188
12,548	Highwoods Properties, Inc.	348,332
11,050	Kilroy Realty Corp.	328,517
14,265	Mack-Cali Realty Corp.	424,098
12,428	SL Green Realty Corp. (b)	684,037

		6,082,610

Number of Shares		Value

	Regional Malls - 13.91%
37,752	Macerich Co. (b)	$1,408,905
61,236	Simon Property Group, Inc.	4,944,807
7,105	Taubman Centers, Inc.	267,361

		6,621,073

	Shopping Centers - 8.44%
67,464	Developers Diversified Realty Corp.	667,894
11,009	Federal Realty Investment Trust	773,602
93,757	Kimco Realty Corp.	1,260,094
21,740	Tanger Factory Outlet Centers, Inc.	899,601
21,770	Weingarten Realty Investors (b)	414,719

		4,015,910

	Storage - 7.32%
72,256	Extra Space Storage, Inc. (b)	1,004,358
28,210	Public Storage	2,479,942

		3,484,300

	Warehouse/Industrial - 3.12%
27,019	AMB Property Corp.	640,620
83,394	ProLogis	844,782

		1,485,402

	Total Real Estate Investment Trusts, Common Stocks (Cost $32,989,897)	46,855,015

	MONEY MARKET FUNDS - 1.28%
	Money Market Funds - 1.28%
609,709	Federated Prime Obligations Fund
	Effective Yield, 0.22%	609,709

	Total Money Market Funds (Cost $609,709)	609,709

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 24.93%
	Money Market Funds - 24.93%
11,856,320	Mount Vernon Prime Portfolio
	Effective Yield, 0.28%	11,856,320
19,901	Reserve Primary Fund (c)	7,361

	Total Investments Purchased as Securities Lending Collateral (Cost $11,876,221)	11,863,681

	Total Investments (Cost $45,741,881) - 125.13%	59,539,698
	Liabilities in Excess of Other Assets - (25.13)%	(11,957,028)

	TOTAL NET ASSETS - 100.00%	$47,582,670

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	All or portion of this security is on loan.
(c)	As of June 30, 2010, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were $7,361, which represent 0.02% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of investments	$45,741,881

Gross unrealized appreciation	13,978,263
Gross unrealized depreciation	(180,446)

Net unrealized appreciation	$13,797,817

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

AssetMark Real Estate Securities Fund

	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$211,293	$—	$—	$211,293
Real Estate Investment Trusts	46,855,015	—	—	46,855,015

Total Equity	47,066,308	—	—	47,066,308

Short Term Investments	609,709	—	—	609,709

Investments Purchased as Securities Lending Collateral	11,856,320	—	7,361	11,863,681

Total Investments in Securities	$59,532,337	$—	$7,361	$59,539,698

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2010	$914,484
Accrued discounts/(amortization of premiums), net	—
Realized loss	(206,733)
Change in unrealized appreciation	7,361
Net sales	(707,751)
Transfers in and/or (out) of Level 3	—

Balance as of June 30, 2010	$7,361

Change in unrealized appreciation during the period for Level 3 investments held at June 30, 2010.	$7,361

AssetMark Tax Exempt Fixed Income Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS - 98.48%
	Alabama - 1.04%
$1,000,000	Mobile Industrial Development Board Pollution Control, Revenue Bond, 4.875%, 06/01/2034 (a)	$1,068,160
900,000	Selma Alabama Industrial Development Board, Series A, Revenue Bond, 5.800%, 05/01/2034	911,340

		1,979,500

	Alaska - 0.46%
925,000	Northern Tobacco Securitization Corp., Series A, Refunding, Revenue Bond, 4.625%, 06/01/2023	871,267

	Arizona - 3.40%
135,000	Maricopa County Elementary School District, Refunding, GO, FSA Insured, 5.000%, 07/01/2012	144,928
585,000	Maricopa County Industrial Development Authority Health Facilities, Series A, Refunding, Revenue Bond, 6.000%, 07/01/2039	622,569
945,000	Maricopa County Industrial Development Authority Senior Living Facilities, Refunding, Revenue Bond, 3.650%, 09/15/2035 (a)	956,538
1,000,000	Phoenix Civic Improvement Corp., Revenue Bond, 5.500%, 07/01/2028	951,120
1,000,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond, 5.000%, 07/01/2020	1,106,610
1,000,000	Pinal County Industrial Development Authority Correctional Facilities, Revenue Bond, ACA Insured, 5.250%, 10/01/2015	1,018,690
1,500,000	Salt River Project, Series A, Revenue Bond, 5.000%, 01/01/2021	1,682,715

		6,483,170

	California - 8.60%
1,000,000	California Department of Water Resources Power Supply, Series L, Refunding, Revenue Bond, 5.000%, 05/01/2019	1,135,680
445,000	California Economic Recovery, Series A, Refunding, GO, 5.250%, 07/01/2021	496,242
860,000	California Statewide Communities Development Authority, Refunding, Revenue Bond, 6.125%, 07/01/2046	856,887
600,000	California Statewide Communities Development Authority, Series A, Revenue Bond, ACA Insured, 5.625%, 08/01/2034	589,494
1,000,000	California, GO, 6.500%, 04/01/2033	1,123,090
1,000,000	Gilroy Unified School District, GO, Assured Guaranty Insured, 6.000%, 08/01/2025	1,143,480
700,000	Golden State Tobacco Securitization, Series A, Revenue Bond, 5.000%, 06/01/2017	700,133
2,970,000	Golden West Schools Funding Authority, Refunding, GO, AMBAC Insured, 5.500%, 08/01/2019	3,448,139
1,000,000	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond, 5.250%, 05/15/2029	1,057,980
145,000	Los Angeles Unified School District, Series A, Refunding, GO, FGIC Insured, 4.250%, 01/01/2028	133,003
580,000	Los Angeles Unified School District, Series F, GO, FGIC Insured, 5.000%, 07/01/2021	617,677
905,000	Manteca Financing Authority, Revenue Bond, 5.250%, 12/01/2028	943,834

Principal Amount		Value

	M-S-R Energy Authority, Series A, Revenue Bond,
$295,000	6.125%, 11/01/2029	$311,676
605,000	6.500%, 11/01/2039	656,165
1,250,000	Palo Alto Unified School District, GO, 0.000%, 08/01/2026 (a)	577,825
500,000	Roseville Westpark Community Facilities, Special Tax, 5.250%, 09/01/2037	397,295
1,175,000	San Francisco Steinhart Aquarium, Series F, GO, 5.000%, 06/15/2023	1,251,786
500,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond, 5.250%, 07/15/2025	543,315
500,000	San Mateo Union High School District, Series A, Refunding, Certificate Participation, AMBAC Insured, 5.000%, 12/15/2030	486,260

		16,469,961

	Connecticut - 1.13%
1,000,000	Connecticut Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2025	1,112,550
1,000,000	Connecticut Health & Educational Facilities Authority, Revenue Bond, 4.700%, 07/01/2029	1,048,510

		2,161,060

	Delaware - 0.44%
1,000,000	New Castle County, Revenue Bond, 5.000%, 09/01/2036	841,040

	District of Columbia - 0.80%
1,500,000	District of Columbia, Series A, GO, 4.750%, 06/01/2023	1,532,145

	Florida - 2.78%
315,000	Beacon Lakes Community Development, Series A, Special Assessment, 6.000%, 05/01/2038	270,131
240,000	Boynton Village Community Development District, Series A, Special Assessment, 5.750%, 05/01/2037	170,647
300,000	Brevard County Health Facilities Authority, Revenue Bond, 7.000%, 04/01/2039	334,152
2,000,000	Broward County Professional Sports Facilities, Series A, Refunding, Revenue Bond, 5.000%, 09/01/2019	2,071,580
500,000	Gulf Breeze, Series J, Refunding, Revenue Bond, 2.600%, 12/01/2020 (a)	503,600
1,250,000	Miami-Dade County Educational Facilities, Series A, Revenue Bond, 5.000%, 04/01/2034	1,415,663
625,000	Tolomato Community Development District, Special Assessment, 6.375%, 05/01/2017	573,850

		5,339,623

	Georgia - 2.81%
1,000,000	Atlanta Water & Wastewater, Revenue Bond, 6.250%, 11/01/2039	1,069,820
440,000	Atlanta Water & Wastewater, Series A, Refunding, Revenue Bond, 6.000%, 11/01/2024	486,226
350,000	Chatham County Hospital Authority, Revenue Bond, 6.125%, 01/01/2024	353,339
545,000	Clayton County Development Authority, Series A, Revenue Bond, 8.750%, 06/01/2029	584,469
1,000,000	Fulton County School District, Refunding, GO, 5.250%, 01/01/2014	1,130,180
1,400,000	Gainesville Educational Facilities Redevelopment Authority, Refunding, Revenue Bond, 5.125%, 03/01/2037	905,450
870,000	Marietta Development Authority, Revenue Bond, 7.000%, 06/15/2039	853,044

		5,382,528

Principal Amount		Value

	Hawaii - 0.47%
$825,000	Hawaii State Department of Budget & Finance, Revenue Bond, 6.500%, 07/01/2039	$901,643

	Idaho - 0.59%
1,000,000	Boise-Kuna District, Revenue Bond, 7.375%, 06/01/2034	1,129,730

	Illinois - 8.35%
1,250,000	Chicago Board of Education, Series B, Refunding, GO, 5.000%, 12/01/2023	1,324,438
100,000	Chicago Wastewater Transmission, Refunding, Revenue Bond, FGIC Insured, 5.375%, 01/01/2013	104,640
	Chicago, GO,
2,500,000	5.000%, 12/01/2024	2,624,049
1,000,000	5.000%, 01/01/2026	1,034,050
850,000	Illinois Financial Authority, Revenue Bond, 7.000%, 08/15/2044	904,001
1,000,000	Illinois State Sales Tax, Revenue Bond, 5.250%, 06/15/2024	1,049,350
1,500,000	Illinois State Toll Highway Authority, Series A, Revenue Bond, FSA Insured, 5.000%, 01/01/2026	1,753,605
600,000	Markham, Series C, GO, 4.750%, 02/01/2017	600,912
500,000	Metropolitan Pier & Exposition Authority, Revenue Bond, NATL-RE Insured, 5.250%, 06/15/2042	503,500
500,000	Northlake, GO, FGIC Insured, 5.000%, 12/01/2029	515,715
2,000,000	Southwestern Illinois Development Authority, Revenue Bond, 5.750%, 02/01/2029	2,212,000
3,030,000	St. Clair County High School District No. 203, Series A, GO, AMBAC Insured, 5.750%, 12/01/2026	3,338,180

		15,964,440

	Indiana - 6.99%
1,500,000	Boone County Indiana Hospital Association Lease, Revenue Bond 5.000%, 01/15/2030	1,505,625
1,500,000	Fishers, Revenue Bond, 5.250%, 07/15/2034	1,523,580
390,000	Indiana State Finance Authority, Refunding, Revenue Bond, 6.000%, 12/01/2026	399,032
2,000,000	Indiana State Finance Authority, Series A, Refunding, Revenue Bond, 5.000%, 02/01/2021	2,323,320
1,500,000	Indianapolis Local Public Improvement Bond Bank, Series B, Revenue Bond, 5.000%, 01/15/2017	1,700,325
820,000	Portage Economic Development, Revenue Bond, 5.000%, 07/15/2023	772,030
1,155,000	Sheridan Community School’s Building Corporation, Revenue Bond, FSA Insured, 5.500%, 07/15/2020	1,359,574
1,285,000	Tri-Creek Middle School Building Corporation, Revenue Bond, FSA Insured, 5.250%, 07/15/2021	1,453,618
1,000,000	Vincennes University Indiana, Series J, Refunding, Revenue Bond, 3.000%, 06/01/2013	1,042,150
1,135,000	Wayne Township Marion County School Building Corporation, Revenue Bond, MBIA Insured, 5.500%, 07/15/2023	1,262,892

		13,342,146

	Iowa - 0.95%
600,000	Iowa Finance Authority Pollution Control, Revenue Bond, FGIC Insured, 5.000%, 07/01/2014	660,642
1,000,000	Iowa Finance Authority, Revenue Bond, 5.000%, 08/01/2018	1,155,550

		1,816,192

Principal Amount		Value

	Kansas - 0.50%
$715,000	Wyandotte County, Revenue Bond, 4.875%, 10/01/2028	$531,166
785,000	Wyandotte County/Kansas City Unified Government, Series B, Refunding, Revenue Bond, 0.000%, 06/01/2021 (a)	420,422

		951,588

	Kentucky - 0.28%
500,000	Kentucky Economic Development Finance Authority, Revenue Bond, 5.750%, 12/01/2028	538,400

	Louisiana - 1.74%
800,000	Louisiana Citizens Property, Revenue Bond, 6.750%, 06/01/2026	887,120
650,000	Louisiana Local Government Environmental Facilities and Community, Series A, Revenue Bond 6.500%, 08/01/2029	664,404
1,500,000	Louisiana Public Facilities Authority, Revenue Bond, 5.500%, 05/15/2032	1,770,030

		3,321,554

	Maine - 0.21%
410,000	South Berwick Education, Revenue Bond, 5.250%, 08/01/2013	410,726

	Maryland - 2.50%
1,160,000	Maryland Department of Transportation County T Construction, Revenue Bond, 5.500%, 02/01/2017	1,381,989
720,000	Maryland Economic Development Corporation, Series A, Revenue Bond, 5.750%, 06/01/2035	734,112
820,000	Maryland Health & Higher Education Facilities Authority, Refunding, Revenue Bond, 5.000%, 07/01/2013	822,157
	Maryland Health & Higher Education Facilities Authority, Revenue Bond,
750,000	5.200%, 01/01/2024	715,710
245,000	5.000%, 05/15/2048 (a)	271,193
860,000	Maryland Student Housing Economic Development, Revenue Bond, 5.750%, 06/01/2033	878,550

		4,803,711

	Massachusetts - 2.33%
95,000	Massachusetts Bay Transportation Authority, Series C, Revenue Bond, 5.500%, 03/01/2012	102,644
430,000	Massachusetts Development Finance Agency, Series A, Revenue Bond, 5.450%, 04/15/2014	446,121
785,000	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond, 5.500%, 11/15/2036	880,354
1,000,000	Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bond, 5.000%, 07/15/2036	1,049,750
1,000,000	Massachusetts Health & Educational Facilities Authority, Series B, Revenue Bond, 5.000%, 10/01/2038	1,061,590
800,000	Massachusetts Health & Educational Facilities Authority, Series C, Revenue Bond, 6.125%, 10/01/2029	775,760
120,000	Massachusetts State Water Resources Authority, Series B, Revenue Bond, 6.250%, 12/01/2011	129,721

		4,445,940

	Michigan - 0.83%
800,000	Lansing School District, Refunding, GO, Q-SBLF Insured, 5.000%, 05/01/2017	859,392
730,000	Michigan Building Authority, Series I, Refunding, Revenue Bond, 4.750%, 10/15/2025	729,985

		1,589,377

Principal Amount		Value

	Minnesota - 0.71%
$1,280,000	Minneapolis & St. Paul Housing and Redevolpment Authority Health Care, Revenue Bond, 4.000%, 08/15/2015	$1,364,544

	Missouri - 3.19%
465,000	Manchester Tax Increment & Transportation, Refunding, Tax Allocation, 6.875%, 11/01/2039	466,362
900,000	Missouri Development Finance Board, Revenue Bond, 5.750%, 06/01/2034	935,892
1,000,000	Missouri Health & Educational Facilities Authority, Series A, Revenue Bond, 5.375%, 03/15/2039	1,092,980
1,000,000	Missouri Highway & Transportation Commission, Series B, Revenue Bond, 5.000%, 05/01/2024	1,102,660
1,090,000	St. Louis Airport, Revenue Bond, 6.625%, 07/01/2034	1,174,421
1,330,000	St. Joseph Industrial Development Authority, Revenue Bond, 5.000%, 04/01/2027	1,335,187

		6,107,502

	Nebraska - 1.45%
1,500,000	Lincoln Electric Systems, Revenue Bond, 5.000%, 09/01/2031	1,558,530
1,000,000	Omaha, Refunding, GO, 5.250%, 04/01/2026	1,195,520

		2,754,050

	Nevada - 0.57%
1,000,000	Clark County Highway Improvement, Refunding, Revenue Bond, AMBAC Insured, 5.000%, 07/01/2020	1,080,660

	New Hampshire - 0.81%
1,750,000	New Hampshire Health & Education Facilities, Revenue Bond, 5.250%, 06/01/2036	1,549,188

	New Jersey - 0.59%
1,000,000	New Jersey Transportation Trust Fund Authority, Series A, Revenue Bond, 5.875%, 12/15/2038	1,124,800

	New York - 9.13%
850,000	Brooklyn Arena Local Development Corporation, Revenue Bond, 6.500%, 07/15/2030	907,324
1,000,000	East Rochester Housing Authority Senior Living, Revenue Bond, 5.500%, 08/01/2033	847,600
2,000,000	Long Island Power Authority, Series A, Refunding, Revenue Bond, 6.000%, 05/01/2033	2,259,760
1,765,000	Metropolitan Transportation Authority, Series F, Revenue Bond, 5.000%, 11/15/2014	1,982,554
500,000	New York City Transit Authority, Series A, CP, AMBAC Insured, 5.625%, 01/01/2012	506,530
1,100,000	New York City Transitional Finance Authority, Series C, Revenue Bond, 5.000%, 02/01/2022	1,185,910
1,250,000	New York City, Series A, GO, 5.000%, 08/01/2020	1,379,675
	New York Dormitory Authority, Revenue Bond,
1,000,000	5.500%, 05/15/2025	1,147,350
500,000	6.125%, 12/01/2029	500,450
1,000,000	New York Dormitory Authority, Series B, Revenue Bond, 5.250%, 11/15/2023 (a)	1,075,350
500,000	New York Environmental Facilities, Revenue Bond, 5.500%, 10/15/2027	607,625
1,000,000	New York, GO, 5.375%, 04/01/2036	1,079,050
	Sales Tax Asset Receivable Corp., Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	559,410
1,500,000	5.250%, 10/15/2019	1,677,840

Principal Amount		Value

	Tobacco Settlement Financing, Revenue Bond,
$650,000	5.000%, 06/01/2012	$699,647
1,000,000	5.250%, 06/01/2021	1,070,710

		17,486,785

	North Carolina - 4.04%
2,500,000	Eastern Municipal Power Agency, Series B, Refunding, Revenue Bond, FGIC Insured, 6.000%, 01/01/2022	2,954,324
1,480,000	North Carolina Capital Facilities Finance Agency, Series B, Refunding, Revenue Bond, 5.000%, 10/01/2038	1,564,626
700,000	North Carolina Medical Care Community, Revenue Bond, 5.500%, 10/01/2017	703,843
1,500,000	North Carolina Municipal Power Agency, Series C, Revenue Bond, 5.250%, 01/01/2019	1,680,990
750,000	Raleigh North Carolina Comb Enterprise, Series A, Revenue Bond, 5.000%, 03/01/2031	791,843

		7,695,626

	Ohio - 1.98%
1,490,000	Buckeye Ohio Tobacco Settlement Financial Authority, Series A, Revenue Bond, 5.875%, 06/01/2047	1,069,790
750,000	Lorain, Refunding, GO, 6.750%, 12/01/2023	830,430
690,000	Ohio Air Quality Development Authority, Series A, Revenue Bond, 5.700%, 08/01/2020	743,102
1,000,000	Ohio, Series A, GO, 5.000%, 09/01/2015	1,152,520

		3,795,842

	Oklahoma - 0.90%
905,000	Tulsa Airports Imporovement Trust, Refunding, Revenue Bond, 7.050%, 06/01/2017	1,063,927
650,000	Tulsa Industrial Authority, Series A, Refunding, Revenue Bond, NATL-RE Insured, 5.000%, 10/01/2022	651,710

		1,715,637

	Oregon - 0.54%
1,000,000	Clackamas County School District, GO, 5.000%, 06/15/2021 (a)	1,038,790

	Pennsylvania - 7.95%
1,250,000	Allegheny County Hospital Development Authority, Series A, Revenue Bond, 5.000%, 09/01/2014	1,390,775
370,000	Allegheny County Industrial Development Authority, Refunding, Revenue Bond, 6.500%, 05/01/2017	399,489
880,000	Blair County, Series A, Refunding, GO, 5.375%, 08/01/2015	981,974
900,000	Butler County Hospital Authority, Revenue Bond, 7.125%, 07/01/2029	1,023,111
2,000,000	Lackawanna County, Series B, Refunding, GO, 6.000%, 09/15/2032	2,079,980
500,000	Lancaster County Hospital Authority, Series A, Refunding, Revenue Bond, 5.200%, 07/01/2012	506,100
1,000,000	Pennsylvania Economic Development Authority Allegheny Energy Supply, Revenue Bond, 7.000%, 07/15/2039	1,117,640
1,250,000	Pennsylvania Economic Development Authority Financing Authority Health System, Series A, Refunding, Revenue Bond, 6.250%, 10/15/2023	1,322,863
900,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bond, 5.800%, 07/01/2030	905,886
1,000,000	Pennsylvania, Refunding, GO, 5.250%, 02/01/2014	1,136,950
1,000,000	Pennsylvania, Series A, GO, 5.000%, 08/01/2023	1,106,390

Principal Amount		Value

$1,000,000	Philadelphia Gas Works, Refunding, Revenue Bond, 5.250%, 08/01/2017	$1,080,760
1,500,000	Warwick School District, GO, 4.375%, 02/01/2025	1,535,400
625,000	Westmoreland County Industial Development Authority, Revenue Bond, 5.000%, 07/01/2025	627,431

		15,214,749

	Puerto Rico - 4.27%
1,250,000	Puerto Rico Commonwealth, Series A, GO, 5.250%, 07/01/2022	1,297,388
1,000,000	Puerto Rico Commonwealth, Series A, Refunding, GO, 5.500%, 07/01/2017	1,078,000
625,000	Puerto Rico Commonwealth, Series A, Refunding, Revenue Bond, Assured Guaranty Insured, 5.000%, 07/01/2016	685,488
620,000	Puerto Rico Commonwealth, Series B, Prerefunded, Refunding, GO, 5.250%, 07/01/2032	737,385
380,000	Puerto Rico Commonwealth, Series B, Unrefunded, Refunding, GO, 5.250%, 07/01/2032	382,128
570,000	Puerto Rico Commonwealth, Series C, Refunding, GO, 6.000%, 07/01/2039	602,399
1,000,000	Puerto Rico Electric Power Authority, Revenue Bond, 5.750%, 07/01/2036	1,073,840
	Puerto Rico Sales Tax Financing, Series A, Revenue Bond,
790,000	5.750%, 08/01/2037	822,809
1,400,000	5.000%, 08/01/2039 (a)	1,469,888

		8,149,325

	Tennessee - 0.56%
1,000,000	Memphis-Shelby County Airport Authority Special Facilities, Refunding, Revenue Bond, 5.050%, 09/01/2012	1,066,110

	Texas - 6.98%
1,370,000	Capital Area Cultural Education Facilities Finance Corporation, Refunding, Revenue Bond, 5.000%, 04/01/2018	1,397,195
635,000	Clifton Texas Higher Education Finance Corporation, Series A, Refunding, Revenue Bond, 4.000%, 12/01/2015	642,988
45,000	Dallas, GO, 5.000%, 02/15/2018	45,123
	Gulf Coast Waste Disposal Authority, Refunding, Revenue Bond,
110,000	2.300%, 01/01/2026 (a)	97,368
125,000	2.300%, 01/01/2042 (a)	110,659
425,000	Harris County Industrial Development, Revenue Bond, 5.000%, 02/01/2023	434,907
1,280,000	La Porte Independent School District, GO, 5.250%, 02/15/2024	1,415,859
200,000	Lower Colorado River Authority, Series B, Refunding, Revenue Bond, FSA Insured, 6.000%, 05/15/2013	200,680
2,000,000	North East Independent School District, GO, 5.250%, 02/01/2027	2,362,239
700,000	North Texas Tollway Authority, Series A, Refunded, Revenue Bond, 6.000%, 01/01/2019	800,989
770,000	North Texas Tollway Authority, Series E, Refunding, Revenue Bond, 5.750%, 01/01/2038 (a)	861,091
15,000	Socorro Independent School District, Unrefunded, GO, PSF-GTD Insured, 5.375%, 08/15/2013	15,742
850,000	Texas Private Activity Surface Transportation Corp., Revenue Bond, 7.500%, 12/31/2031	918,850
500,000	Texas Transportation Commission, Revenue Bond, 5.000%, 04/01/2018	572,365
750,000	Texas Turnpike Authority, Series A, Revenue Bond, AMBAC Insured, 5.500%, 08/15/2039	759,165

Principal Amount		Value

$1,000,000	Texas Water Development Board, Series B, Revenue Bond, 5.250%, 07/15/2027	$1,094,460
1,000,000	Texas, GO, 5.000%, 04/01/2016	1,157,090
400,000	Texas, Series A, GO, 5.000%, 04/01/2022	443,044

		13,329,814

	Utah - 0.38%
630,000	Sandy City Utah Sales Tax, Refunding, Revenue Bond, 5.000%, 09/15/2016	727,625

	Virgin Islands - 0.27%
500,000	Virgin Islands Public Finance Authority, Series C, Refunding, Revenue Bond, 5.000%, 10/01/2022	518,690

	Virginia - 2.12%
1,000,000	Arlington County Industrial Development Authority Hospital Facility, Refunding, Revenue Bond, 4.000%, 07/01/2014	1,067,540
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured, 5.500%, 11/15/2019	1,167,950
870,000	Tobacco Settlement Financing, Series B, Revenue Bond, 5.000%, 06/01/2047	561,028
1,000,000	Virginia College Building Authority Educational Facilities, Revenue Bond, 5.750%, 01/01/2034	1,254,290

		4,050,808

	Washington - 1.59%
1,000,000	Clark County School District, Refunding, GO, FGIC Insured, 5.500%, 12/01/2017	1,046,000
500,000	King County Hospital, Refunding, GO, MBIA Insured, 5.000%, 12/01/2021	531,755
1,250,000	Washington, Series A, GO, 5.000%, 07/01/2016	1,445,300

		3,023,055

	Wisconsin - 3.25%
260,000	Badger Tobacco Asset Securitization, Revenue Bond, 6.125%, 06/01/2027	280,935
1,500,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, MBIA Insured, 5.500%, 12/15/2026	1,678,425
660,000	Wisconsin Health & Educaitional Facilities Authority, Refunding, Revenue Bond, 5.125%, 02/15/2026	636,332
400,000	Wisconsin Health & Educational Facilities, Series A, Revenue Bond, 5.000%, 02/15/2018	403,092
1,000,000	Wisconsin Transportation, Series A, Revenue Bond, FGIC Insured, 5.500%, 07/01/2016	1,000,000
2,000,000	Wisconsin, Series A, Refunding, Revenue Bond, 6.000%, 05/01/2033	2,210,120

		6,208,904

	Total Municipal Bonds (Cost $181,577,754)	188,278,245

	SHORT TERM INVESTMENTS - 0.86%
	Money Market Fund - 0.86%
1,634,610	Fidelity Tax Exempt Portfolio Effective Yield, 0.01%	1,634,610

	Total Short Term Investments (Cost $1,634,610)	1,634,610

	Total Investments (Cost $183,212,364) - 99.34%	189,912,855
	Other Assets and Liabilities - 0.66%	1,261,254

	TOTAL NET ASSETS - 100.00%	$191,174,109

Percentages are stated as a percent of net assets.
(a) Zero coupon bond

Glossary of Terms
AMBAC	American Municipal Bond Assurance Corp.
ACA	American Capital Access
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
NATL-RE	National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of investments	$183,212,364

Gross unrealized appreciation	8,287,431
Gross unrealized depreciation	(1,586,940)

Net unrealized appreciation	$6,700,491

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

AssetMark Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Municipal Bonds	$—	$188,278,245	$—	$188,278,245

Total Fixed Income	—	188,278,245	—	188,278,245

Short Term Investments	1,634,610	—	—	1,634,610

Total Investments in Securities	$1,634,610	$188,278,245	$—	$189,912,855

AssetMark Core Plus Fixed Income Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 0.00%
	Oil & Gas - 0.00%
259	Semgroup Corporation (a)	$4,260

	Total Common Stocks (Cost $98,745)	4,260

	CONVERTIBLE PREFERRED STOCKS - 0.02%
	Automobiles - 0.02%
12,000	General Motors Corporation (a)	82,350
1,800	General Motors Corporation (a)	12,245

		94,595

	Total Convertible Preferred Stocks (Cost $304,161)	94,595

	PREFERRED STOCKS - 0.24%
	Banks - 0.12%
800,000	HSBC Capital Funding LP 4.610%, 12/31/2049 (b)(d)	691,589

	Diversified Financial Services - 0.12%
14,200	Citigroup Capital XII 8.500%, 03/30/2040 (a)	354,858
12,000	Corts Trust for Ford Motor Company 8.000%, 07/16/2031	287,760
44,650	Federal Home Loan Mortgage Corp. 8.375%, 07/08/2010 (a)(b)	15,181
32,350	Federal National Mortgage Association 8.250%, 07/08/2010 (a)(b)(c)	10,999
1,300	Federal National Mortgage Association 7.000%, 06/30/2009 (a)(b)	1,119

		669,917

	Total Preferred Stocks (Cost $3,303,979)	1,361,506

Principal Amount

	ASSET BACKED SECURITIES - 2.41%
$250,000	AESOP Funding II LLC Series 2010-3A, 4.640%, 05/20/2016 (d)	259,337
79,594	Conseco Finance Securitizations Corp. Series 2000-4, 8.310%, 05/01/2032	62,869
173,716	Countrywide Asset-Backed Certificiates Series 2005-4, 4.456%, 10/25/2035 (b)	169,558
	Countrywide Home Equity Loan Trust
249,449	Series 2004-R, 0.480%, 03/15/2030 (b)	104,361
310,340	Series 2004-N, 0.510%, 02/15/2034 (b)	152,709
335,844	Series 2004-O, 0.510%, 02/15/2034 (b)	172,518
321,049	Series 2005-F, 0.472%, 12/15/2035 (b)	105,502
571,417	Education Funding Capital Trust I Series 2004-1, 0.417%, 12/15/2022 (b)	567,312
1,500,000	Goal Capital Funding Trust Series 2010-1, 1.178%, 08/25/2048 (Acquired 05/17/2010, Cost $1,475,390) (b)(e)	1,370,885
400,000	Hertz Vehicle Financing LLC Series 2009-2A, 0.000%, 03/25/2016 (b)(d)	433,303
1,413,560	Household Home Equity Loan Trust Series 2007-3, 1.440%, 11/20/2036 (b)	1,193,171
	JetBlue Airways Corporation
610,079	Series 2004-2, G-1, 0.625%, 02/15/2018 (b)	526,342
900,000	Series 2004-2, G-2, 0.723%, 05/15/2018 (b)	672,750
804,193	Morgan Stanley Series M-1, 1.249%, 10/25/2033 (b)	607,978
830,000	Nelnet, Inc. Series 2008-4, 1.729%, 04/25/2024 (b)	856,705
2,807,151	New Valley Generation Series 2000-1, 7.299%, 03/15/2019	3,352,214
157,813	Residential Asset Mortgage Products, Inc. Series FLT, 0.709%, 03/25/2034 (b)	92,080
550,000	SLC Student Loan Trust Series 2008-1, 1.854%, 12/15/2032 (b)	572,421
400,000	SLM Private Loan Trust Series 2003-7, 1.454%, 12/15/2033 (b)	408,462
1,000,000	SLM Student Loan Trust Series 2006-7, 0.319%, 04/25/2022 (b)	992,589
1,000,000	South Carolina Student Loan Corporation Series 2005-A, 0.352%, 12/01/2018 (b)	829,052

	Total Asset Backed Securities (Cost $14,390,604)	13,502,118

	COLLATERALIZED MORTGAGE OBLIGATIONS - 10.61%
380,106	Accredited Mortgage Loan Trust Series 2005-3, 0.469%, 09/25/2035 (b)	346,159
28,169	Adjustable Rate Mortgage Trust Series 2004-5, 3.175%, 04/25/2035 (b)	24,862
	Bank of America Corporation
574,126	Series 2005-B, 4.010%, 04/20/2035 (b)	416,192
110,000	Series 2007-5, 5.620%, 02/10/2051	113,802
130,477	BCAP LLC Trust Series 2006-RR1, 0.886%, 11/25/2036 (b)	115,893

Principal Amount		Value

	Bear Stearns Trust
$51,561	Series 2004-1, 3.059%, 04/25/2034 (b)	$46,061
413,551	Series 2004-9, 2.623%, 09/25/2034 (b)	332,568
729,293	Series 2005-2, 3.074%, 04/25/2035 (b)	546,178
1,711,350	Series 2006-4, 3.428%, 10/25/2036 (b)	1,104,922
	Chase Mortgage Financial Trust
297,243	Series 2007-A1, 3.545%, 02/25/2037 (b)	292,148
1,088,921	Series 2007-A1, 3.642%, 02/25/2037 (b)	1,087,451
1,444,928	Series 2007-A1, 3.824%, 02/25/2037 (b)	1,312,894
1,390,464	Series 2007-A1, 4.125%, 02/25/2037 (b)	1,387,433
877,999	Series 2007-A1, 4.562%, 02/25/2037 (b)	889,646
	CIT Mortgage Loan Trust
665,716	Series 2007-1, 1.246%, 10/25/2037 (Acquired 10/05/2007, Cost $665,716) (b)(e)	598,112
550,000	Series 2007-1, 1.479%, 10/25/2037 (Acquired 10/05/2007, Cost $550,000) (b)(e)	310,039
2,000,000	Commercial Mortgage Pass Through Certificate Series 2005-LP5, 4.982%, 05/10/2043 (b)	2,112,410
	Countrywide Alternative Loan Trust
1,250,878	Series 2005-27, 2.031%, 08/25/2035 (b)	673,830
602,005	Series 2005-36, 4.794%, 08/25/2035 (b)	379,508
294,281	Series 2005-38, 1.963%, 09/25/2035 (b)	171,268
585,940	Series 2005-51, 0.024%, 11/20/2035 (b)	336,641
1,759,580	Series 2005-62, 0.546%, 12/25/2035 (b)	930,911
1,117,902	Series 2005-63, 5.257%, 12/25/2035 (b)	789,008
2,246,672	Series 2007-16CB, 6.000%, 08/25/2037	1,681,782
1,368,946	Series 2006-OA10, 0.436%, 08/25/2046 (b)	712,099
	Countrywide Home Loans, Inc.
126,161	Series 2003-52, 3.421%, 02/19/2034 (b)	116,001
44,941	Series 2004-HYB6, 3.527%, 11/20/2034 (b)	38,005
319,611	Series 2005-11, 0.546%, 03/25/2035 (b)	185,360
463,783	Series 2005-11, 3.791%, 04/25/2035 (b)	207,302
719,150	Series 2005-R1, 0.606%, 03/25/2035 (Acquired 03/04/2005, Cost $719,150) (b)(e)	590,009
25,860	First Horizon Mortgage Trust Series FLT, 3.007%, 12/25/2034 (b)	25,584
424,948	First Union National Bank Commercial Mortgage Series 2000-C2, 7.202%, 10/15/2032 (b)	424,964
	GMAC Mortgage, LLC
1,863,624	Series FLT, 0.979%, 02/25/2031 (b)(d)	1,347,611
581,089	Series 2007-HE3, 7.000%, 09/25/2037 (b)	329,080
2,500,000	Series 2002-C1, 6.278%, 11/15/2039	2,611,058
1,290,000	Series 1998-C2, 6.500%, 05/15/2035 (Acquired 11/24/2008, Cost $854,461) (e)	1,360,533
737,828	GS Mortgage Securities Corporation Series 2005-GG4, 4.680%, 07/10/2039	764,280
877,823	GSMPS Mortgage Loan Trust Series 2005-RP1, 0.596%, 01/25/2035 (Acquired 03/07/2005, Cost $877,823) (b)(e)	725,023
	Harborview Mortgage Loan Trust
1,145,974	Series 2005-10, 0.547%, 11/19/2035 (b)	663,818
217,363	Series 2005-16, 0.477%, 01/19/2036 (b)	129,435
	IMPAC Secured Assets Corp.
823,952	Series 2005-6, 0.496%, 10/25/2035 (b)	471,312
952,335	Series 2005-2, 0.549%, 03/25/2036 (b)	529,251
	IndyMac Mortgage Loan Trust
364,362	Series 2005-AR15, 5.099%, 09/25/2035 (b)	265,522
1,652,632	Series 2007-AR15, 5.552%, 08/25/2037 (b)	875,688
1,067,551	Series 2007-AR7, 6.143%, 11/25/2037 (b)	813,571
542,418	Series 2005-AR16IP, 0.566%, 07/25/2045 (b)	340,422
1,500,000	JPMorgan Commercial Mortgage Series 2005-LDP2, 4.738%, 07/15/2042	1,563,594
	JPMorgan Mortgage Trust
495,870	Series 2007-A1, 3.441%, 07/25/2035 (b)	463,636
500,956	Series 2007-A1, 4.011%, 07/25/2035 (b)	468,816
453,210	Series 2007-A1, 4.071%, 07/25/2035 (b)	427,176
	Lehman Brothers Trust
1,544,364	Series 2005-5N, 0.546%, 11/25/2035 (b)	1,008,350
186,233	Series 2005-7N, 0.516%, 12/25/2035 (b)	120,036
2,500,460	Series 2007-16N, 1.096%, 09/25/2047 (b)	1,441,047
600,000	Lehman Brothers-UBS Commercial Mortgage Trust Series 2005-C3, 4.664%, 07/15/2030	623,162
3,100,000	Master Adjustable Rate Mortgages Series 2004-13, 3.096%, 11/21/2034 (b)	2,692,061
412,462	Master Reperforming Loan Trust Series 2005-1, 7.000%, 08/25/2034 (Acquired 03/09/2005, Cost $428,390) (e)	417,026
1,000,000	Merrill Lynch Mortgage Trust Series 2006-C1, 5.656%, 05/12/2039 (b)	1,070,009
	MLCC Mortgage Investors, Inc.
563,630	Series 2004-A3, 5.050%, 05/25/2034 (b)	571,113
625,399	Series 2005-1, 2.479%, 04/25/2035 (b)	586,653
1,000,000	Series 2007-7, 5.747%, 06/12/2050 (b)	980,185
	Prime Mortgage Trust
2,964,438	Series 2006-DR1, 5.500%, 05/25/2035 (Acquired 11/10/2006, Cost $2,924,039) (e)	2,635,253
2,440,177	Series 2006-DR1, 6.000%, 05/25/2035 (Acquired 11/10/2006, Cost $2,428,699) (e)	2,136,975
	Residential Accredit Loans, Inc.
3,508,438	Series 2007-QH9, 6.454%, 11/25/2037 (b)	1,613,994
1,097,134	Series 2005-QO4, 0.526%, 12/25/2045 (b)	593,523
422,902	Residential Asset Mortgage Products, Inc. Series 2004-SL4, 7.500%, 07/25/2032	425,193
	Structured Adjustable Rate Mortgage Loan
81,367	Series FLT, 2.915%, 05/25/2034 (b)	75,384
24,729	Series FLT, 2.582%, 09/25/2034 (b)	21,079

Principal Amount		Value

	Washington Mutual
$101,967	Series 2004-AR3, 3.080%, 06/25/2034 (b)	$100,927
1,700,000	Series 2005-AR4, 4.160%, 04/25/2035 (b)	1,373,810
994,925	Series 2007-HY4, 5.508%, 09/25/2036 (b)	822,281
1,781,617	Series 2007-HY2, 5.558%, 12/25/2036 (b)	1,311,303
949,155	Series 2005-AR8, 0.536%, 07/25/2045 (b)	740,237
1,013,823	Series 2005-AR13, 0.536%, 10/25/2045 (b)	790,121
1,065,862	Series 2005-AR15, 0.509%, 11/25/2045 (b)	732,814
1,056,144	Series 2005-AR17, 0.516%, 12/25/2045 (b)	795,791
825,579	Series 2005-AR19, 0.516%, 12/25/2045 (b)	635,796
	Wells Fargo Company
628,188	Series 2005-AR16, 3.305%, 10/25/2035 (b)	617,526
2,708,924	Series 2007-PA6, 6.462%, 12/28/2037 (b)	1,947,283

	Total Collateralized Mortgage Obligations (Cost $74,423,687)	59,327,800

	CONVERTIBLE BONDS - 0.26%
	Metals & Mining - 0.26%
1,625,000	Transocean, Inc. 1.500%, 12/15/2037	1,450,313

	Total Convertible Bonds (Cost $1,582,214)	1,450,313

	CORPORATE BONDS - 30.47%
	Aerospace & Defense - 0.58%
750,000	Honeywell International, Inc. 4.250%, 03/01/2013	808,868
1,500,000	ITT Corp. 4.900%, 05/01/2014	1,635,966
750,000	L-3 Communications Corp. 4.750%, 07/15/2020	757,264

		3,202,098

	Agricultural Products - 0.11%
575,000	Lorillard Tobacco Co. 8.125%, 06/23/2019	638,737

	Airlines - 0.03%
180,000	United Airlines, Inc. 9.750%, 01/15/2017	192,150

	Auto Components - 0.05%
250,000	The Goodyear Tire & Rubber Company 9.000%, 07/01/2015 (c)	258,125

	Automobiles - 0.09%
	General Motors Corporation
2,420,000	8.250%, 07/15/2023 (c)	459,349
250,000	8.375%, 07/05/2033 (Acquired 03/11/2005, Cost $320,891) (e)	53,344

		512,693

	Banks - 5.29%
2,400,000	Achmea Hypotheekbank NV 3.200%, 11/03/2014 (d)	2,482,078
270,000	AIFUL Corporation 5.000%, 08/10/2010 (d)	269,330
750,000	ANZ Capital Trust 5.360%, 12/15/2053 (d)	722,441
2,800,000	ANZ National Bank Ltd. 3.250%, 04/02/2012 (d)	2,885,355
30,000	BAC Capital Trust 5.630%, 12/31/2099 (b)	20,475
750,000	BBVA Bancomer Servicios SA 7.250%, 04/22/2020 (d)	741,814
300,000	Credit Agricole SA 8.375%, 10/13/2019 (b)(d)	285,000
700,000	Danske Bank A/S 2.500%, 05/10/2012 (d)	716,594
	Deutsche Bank AG
8,300,000,000	10.000%, 07/15/2017 (d)	1,017,364
1,900,000,000	10.500%, 08/15/2030 (credit linked to a Republic of Indonesia Treasury Security) (Acquired 04/30/2010, Cost $223,430) (e)(k)	227,929
500,000	Fifth Third Bancorp 0.360%, 05/17/2013 (b)	469,826
	Glitnir Bank
370,000	6.330%, 07/28/2011 (Acquired 07/21/2006, Cost $370,000) (e)	22,507
760,000	6.693%, 06/15/2016 (Acquired 06/14/2006 and 06/21/2006, Cost $100 $758,848) (b)(e)	591
	ICICI Bank Ltd.
140,000	6.375%, 04/30/2022	128,974
254,000	6.375%, 04/30/2022 (b)(d)	234,310
	Kaupthing Bank Hf
130,000	5.750%, 10/04/2011 (Acquired 09/28/2006, Cost $129,288) (e)	7,497
1,990,000	7.625%, 02/28/2015 (Acquired 02/25/2008, Cost $1,708,395) (e)	131,862
250,000	7.125%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (e)	392
	Kreditanstalt fuer Wiederaufbau
1,700,000	2.250%, 04/16/2012	1,735,340
3,900,000	1.875%, 01/14/2013	3,957,115
1,080,000	Landsbanki Islands Hf 6.100%, 08/25/2011 (Acquired 08/22/2006, Cost $1,079,719) (e)	5,867
525,000	Lloyds TSB Bank Plc 4.375%, 01/12/2015 (d)	506,326
1,500,000	Macquarie Bank Ltd. 3.300%, 07/17/2014 (d)	1,573,955
430,000	Nordea Bank AB 3.700%, 11/13/2014 (d)	438,483
1,100,000	North American Development Bank 4.375%, 02/11/2020	1,153,202

Principal Amount		Value

	Resona Bank
$525,000	5.850%, 09/29/2049 (Acquired 09/08/2005, Cost $100 $524,633) (b)(e)	$496,754
450,000	4.125%, 12/31/2049 (Acquired 10/05/2005, Cost $536,375 $536,375) (b)(e)	514,515
	Royal Bank of Scotland Group Plc
3,000,000	1.500%, 03/30/2012 (d)	3,006,842
140,000	5.000%, 11/12/2013	135,949
625,000	4.875%, 08/25/2014 (d)	627,401
200,000	7.640%, 03/31/2049 (b)	115,500
600,000	Shinsei Finance Cayman Ltd. 6.418%, 07/20/2048 (b)(d)	386,138
300,000	Sovereign Bank 1.959%, 08/01/2013 (b)	296,633
	Swedbank AB
200,000	2.800%, 02/10/2012 (d)	205,211
300,000	2.900%, 01/14/2013 (Acquired 05/06/2010, Cost $309,343) (e)	310,891
300,000	U.S. Bank, N.A. 4.375%, 02/28/2017 (b)	367,219
	Westpac Banking Corp.
300,000	2.500%, 05/25/2012 (d)	307,006
1,900,000	1.900%, 12/14/2012 (d)	1,913,754
	Zurich Financial Services
675,000	6.150%, 12/15/2065 (b)(d)	634,500
575,000	6.450%, 12/15/2065 (b)(d)	520,375

		29,573,315

	Beverages - 0.45%
	Anheuser-Busch InBev NV
825,000	3.000%, 10/15/2012 (c)	847,368
675,000	7.200%, 01/15/2014 (d)	776,752
400,000	4.125%, 01/15/2015	419,162
375,000	7.750%, 01/15/2019 (d)	455,897

		2,499,179

	Business Services - 0.01%
46,000	Dyncorp International LLC 9.500%, 02/15/2013	47,438

	Capital Markets - 2.33%
	Bear Stearns Companies, Inc.
1,645,000	6.400%, 10/02/2017	1,829,852
1,805,000	7.250%, 02/01/2018	2,110,841
	Goldman Sachs Group, Inc.
500,000	5.125%, 01/15/2015	525,747
350,000	5.950%, 01/18/2018	364,100
1,240,000	5.375%, 03/15/2020	1,227,552
400,000	6.750%, 10/01/2037	393,341
	Lehman Brothers Holdings, Inc.
120,000	5.250%, 02/06/2012	19,228
1,820,000	6.750%, 12/28/2017	9
370,000	3.019%, 08/19/2065 (b)	2
270,000	5.857%, 12/29/2099 (b)	2
	Merrill Lynch Co.
2,325,000	6.400%, 08/28/2017	2,427,821
1,075,000	6.875%, 04/25/2018	1,148,527
	Morgan Stanley
500,000	5.750%, 08/31/2012	524,230
600,000	5.950%, 12/28/2017	608,506
1,000,000	6.625%, 04/01/2018	1,049,719
475,000	The Bank of New York Mellon Corp. 4.950%, 11/01/2012	514,659
380,000	Wachovia Capital Trust 5.800%, 03/15/2042 (b)	305,900

		13,050,036

	Chemicals - 0.40%
	Dow Chemical Co.
800,000	7.600%, 05/15/2014	924,675
150,000	5.900%, 02/15/2015	164,090
1,125,000	Du Pont E I De Nemours & Co. 3.250%, 01/15/2015 (c)	1,174,863

		2,263,628

	Commercial Services & Supplies - 0.18%
375,000	Allied Waste North America, Inc. 7.125%, 05/15/2016 (c)	402,670
500,000	Waste Management, Inc. 7.375%, 03/11/2019 (c)	606,926

		1,009,596

	Computers & Peripherals - 0.47%
500,000	Dell, Inc. 3.375%, 06/15/2012	519,103
	Hewlett Packard Co.
1,000,000	4.250%, 02/24/2012	1,054,219
900,000	6.125%, 03/01/2014	1,034,781

		2,608,103

	Consumer Finance - 1.02%
650,000	American Express Co. 8.150%, 03/19/2038	876,474
1,360,000	American Express Credit Corp. 5.875%, 05/02/2013	1,488,992
210,000	American General Finance Corp. 6.900%, 12/15/2017 (c)	168,263
1,020,000	Caterpillar Financial Services Corp. 6.125%, 02/17/2014 (c)	1,155,322

Principal Amount		Value

	SLM Corp.
$430,000	5.000%, 10/01/2013	$411,367
260,000	4.246%, 04/01/2014 (b)	222,854
1,140,000	5.375%, 05/15/2014	1,043,248
120,000	5.050%, 11/14/2014	107,425
20,000	5.000%, 04/15/2015	17,219
170,000	8.000%, 03/25/2020	149,531
100,000	5.625%, 08/01/2033	73,599

		5,714,294

	Diversified Consumer Services - 0.34%
1,800,000	Leaseplan Corp. NV 3.000%, 05/07/2012 (d)	1,852,138
130,000	Service Corporation International 7.500%, 04/01/2027	115,700

		1,967,838

	Diversified Financial Services - 4.19%
475,000	Bank of America Corp. 5.625%, 07/01/2020	479,681
2,900,000	BRFKredit AS 2.050%, 04/15/2013 (d)	2,954,047
400,000	Citigroup Funding, Inc. 1.875%, 11/15/2012	408,670
	Citigroup, Inc.
575,000	5.850%, 07/02/2013	602,415
800,000	5.000%, 09/15/2014	800,909
1,025,000	6.010%, 01/15/2015	1,076,167
650,000	6.125%, 11/21/2017	679,807
425,000	Countrywide Financial Corp. 5.800%, 06/07/2012	447,110
550,000	Discover Bank 8.700%, 11/18/2019	611,603
350,000	First Niagara Financial Group, Inc. 6.750%, 03/19/2020	368,056
	Ford Motor Credit Company LLC
190,000	7.500%, 08/01/2012	194,381
540,000	12.000%, 05/15/2015	625,692
	General Electric Capital Corp.
525,000	5.250%, 10/19/2012	561,472
700,000	5.625%, 05/01/2018	745,079
1,125,000	5.875%, 01/14/2038	1,106,892
1,700,000	General Motors Acceptance Corporation 6.875%, 09/15/2011	1,721,898
956,000	GMAC LLC 6.625%, 05/15/2012	965,560
1,350,000	John Deere Capital Corp. 4.900%, 09/09/2013	1,477,961
	JPMorgan Chase & Co.
1,400,000	3.700%, 01/20/2015	1,433,473
5,482,000,000	10.000%, 07/15/2017	671,950
5,765,000,000	11.000%, 11/15/2020 (credit linked to a Republic of Indonesia Treasury Security) (k)	762,088
500,000	JPMorgan Chase Capital XXV 6.800%, 10/01/2037	495,704
1,600,000	Macquarie Bank Ltd 2.600%, 01/20/2012 (Acquired 06/14/2010, Cost $1,631,018) (e)	1,635,382
	Nasdaq Omx Group, Inc.
325,000	4.000%, 01/15/2015	330,789
325,000	5.550%, 01/15/2020	332,278
925,000	Prudential Financial, Inc. 3.875%, 01/14/2015	932,540
1,214,000	UBS AG 0.000%, 12/31/2017 (credit linked to a Republic of Brazil Treasury Security and IPCA Index Units) (Acquired 12/01/2007, Cost $351,883) (b)(e) (k)	323,233
675,000	Westfield Capital Corp. 4.375%, 11/15/2010 (d)	682,389

		23,427,226

	Diversified Telecommunication Services - 1.92%
195,000	Cricket Communications, Inc. 7.750%, 05/15/2016	199,875
525,000	France Telecom SA 4.375%, 07/08/2014	566,667
100,000	Intelsat Corp. 9.250%, 08/15/2014	102,750
	Intelsat Ltd.
30,000	9.500%, 06/15/2016	31,650
75,000	8.500%, 11/01/2019 (d)	76,125
425,000	Qwest Corp. 8.375%, 05/01/2016	466,438
745,000	Rogers Communications, Inc. 6.800%, 08/15/2018	882,078
1,610,000	SBC Communications, Inc. 5.100%, 09/15/2014 (c)	1,787,740
	Sprint Capital Corp.
830,000	8.375%, 03/15/2012	874,613
40,000	8.750%, 03/15/2032	38,400
	Telecom Italia Capital
450,000	6.200%, 07/18/2011	466,425
1,000,000	4.950%, 09/30/2014	1,002,954
	Telefonica Emisiones SAU
875,000	6.421%, 06/20/2016	960,980
900,000	4.949%, 01/15/2015	943,755

Principal Amount		Value

$1,140,000	Verizon Wireless Cap LLC 8.500%, 11/15/2018 (c)	$1,484,503
300,000	VIP Finance Vipelcom 9.125%, 04/30/2018	326,250
515,000	Windstream Corp. 8.625%, 08/01/2016	521,438

		10,732,641

	Educational Services - 0.16%
825,000	Rensselaer Polytechnic Institute 5.600%, 09/01/2020	895,816

	Electric Utilities - 1.33%
	AES Corp.
190,000	7.750%, 10/15/2015 (c)	193,325
860,000	8.000%, 06/01/2020 (c)	868,600
675,000	Arizona Public Service Co. 8.750%, 03/01/2019	857,625
250,000	Commonwealth Edison Co. 6.950%, 07/15/2018	289,449
	Energy Future Holdings Corp.
2,837,095	11.250%, 11/01/2017 (b)	1,858,297
270,000	6.500%, 11/15/2024	122,850
575,000	6.550%, 11/15/2034	258,750
375,000	Nevada Power Co. 5.875%, 01/15/2015	418,281
400,000	Progress Energy, Inc. 7.750%, 03/01/2031	507,962
1,075,000	PSI Energy, Inc. 6.050%, 06/15/2016	1,235,172
700,000	Union Electric Co. 6.700%, 02/01/2019	815,077

		7,425,388

	Electronic Equipment & Instruments - 0.16%
850,000	Agilent Technologies, Inc. 5.500%, 09/14/2015	915,946
10,000	Freescale Semiconductor, Inc. 8.875%, 12/15/2014	9,175

		925,121

	Energy Equipment & Services - 0.14%
300,000	Cameron International Corp. 6.375%, 07/15/2018	310,063
190,000	Complete Production Services 8.000%, 12/15/2016 (c)	186,675
	Geophysique
155,000	7.500%, 05/15/2015	148,413
90,000	7.750%, 05/15/2017	85,725
50,000	Pride International, Inc. 7.375%, 07/15/2014	50,063

		780,939

	Food & Staples Retailing - 0.35%
700,000	CVS Caremark Corporation 3.250%, 05/18/2015 (c)	711,827
1,050,000	Safeway, Inc. 6.250%, 03/15/2014	1,195,984

		1,907,811

	Food Products - 0.31%
375,000	Dean Foods Co. 7.000%, 06/01/2016	352,500
	Kraft Foods, Inc.
400,000	6.125%, 08/23/2018	456,542
825,000	6.500%, 02/09/2040	925,837

		1,734,879

	Health Care Equipment & Supplies - 0.25%
400,000	Baxter International, Inc. 1.800%, 03/15/2013	404,946
	Boston Scientific Corp.
375,000	4.500%, 01/15/2015	368,748
150,000	6.000%, 01/15/2020	149,191
450,000	Covidien International Finance SA 4.200%, 06/15/2020	461,476

		1,384,361

	Health Care Providers & Services - 0.80%
180,000	Community Health Systems, Inc. 8.875%, 07/15/2015	186,075
159,000	Davita, Inc. 6.625%, 03/15/2013	159,994
960,000	Express Scripts, Inc. 6.250%, 06/15/2014	1,087,888
250,000	FMC Finance III SA 6.875%, 07/15/2017 (c)	253,750
	HCA, Inc.
13,000	6.300%, 10/01/2012	13,000
234,000	6.250%, 02/15/2013	231,075
460,000	6.750%, 07/15/2013	453,100
40,000	9.125%, 11/15/2014	41,950
340,000	9.250%, 11/15/2016	361,250
72,579	9.625%, 11/15/2016	77,841
500,000	7.875%, 02/15/2020	516,875
550,000	Quest Diagnostics, Inc. 4.750%, 01/30/2020	554,386
542,000	Tenet Healthcare Corp. 9.250%, 02/01/2015 (c)	562,325

		4,499,509

Principal Amount		Value

	Hotels, Restaurants & Leisure - 0.07%
	Boyd Gaming Corp.
$65,000	6.750%, 04/15/2014 (c)	$57,200
160,000	7.125%, 02/01/2016 (c)	132,400
60,000	Inn of the Mountain Gods Resort & Casino 12.000%, 11/15/2010	22,479
	MGM Mirage, Inc.
20,000	8.500%, 09/15/2010	20,050
20,000	6.625%, 07/15/2015	15,850
30,000	7.625%, 01/15/2017 (c)	23,625
	MGM Resorts International
20,000	10.375%, 05/15/2014	21,850
50,000	11.125%, 11/15/2017	55,375
	Station Casinos, Inc.
25,000	6.875%, 03/01/2016	257
190,000	7.750%, 08/15/2016	17,371

		366,457

	Household Durables - 0.09%
	Whirlpool Corp.
200,000	8.000%, 05/01/2012	218,887
250,000	8.600%, 05/01/2014	294,997

		513,884

	Independent Power Producers & Energy Traders - 0.37%
550,000	Exelon Generation Co LLC 6.250%, 10/01/2039	589,546
200,000	PSEG Power LLC 6.950%, 06/01/2012	218,601
1,175,000	Southern Power Co. 6.250%, 07/15/2012	1,279,838

		2,087,985

	Industrial Conglomerates - 0.05%
275,000	General Electric Co. 5.250%, 12/06/2017	299,499

	Insurance - 1.20%
150,000	American International Group, Inc. 6.250%, 03/15/2087 (b)	102,750
325,000	Arch Capital Group Ltd. 7.350%, 05/01/2034	337,315
200,000	AXA SA 6.463%, 12/31/2049 (b)(c)(d)	157,750
600,000	Berkshire Hathaway Finance Corp. 5.750%, 01/15/2040	637,647
425,000	CNA Financial Corp. 7.350%, 11/15/2019	452,392
250,000	Endurance Specialty Holdings Ltd. 6.150%, 10/15/2015	268,251
400,000	MetLife Capital Trust X 9.250%, 04/08/2068 (b)(d)	434,000
790,000	Metlife, Inc. 5.375%, 12/15/2012	847,579
1,025,000	Northwestern Mutual Life Insurance Co. 6.063%, 03/30/2040 (d)	1,102,758
750,000	Prudential Financial Inc. 5.100%, 09/20/2014	798,368
450,000	QBE Insurance Group Ltd. 5.647%, 07/01/2023 (Acquired 08/23/2004, Cost $441,198) (b)(e)	418,239
300,000	Reinsurance Group of America, Inc. 6.750%, 12/15/2065 (b)	248,786
375,000	Transatlantic Holdings, Inc. 8.000%, 11/30/2039	379,688
500,000	Willis North America, Inc. 6.200%, 03/28/2017	521,178

		6,706,701

	Investment Companies - 0.13%
700,000	FIH Erhvervsbank A/S 2.000%, 06/12/2013 (Acquired 06/03/2010, Cost $698,264) (e)	704,919

	IT Services - 0.37%
575,000	Fiserv, Inc. 6.125%, 11/20/2012	630,854
1,150,000	International Business Machines Corp. 7.625%, 10/15/2018	1,480,998

		2,111,852

	Machinery - 0.13%
650,000	Eaton Corp. 5.600%, 05/15/2018	735,135

	Media - 1.41%
400,000	Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/2022	552,900
	Comcast Corp.
1,000,000	6.300%, 11/15/2017	1,143,382
670,000	5.875%, 02/15/2018	746,654
650,000	Comcast Holdings Corp. 10.625%, 07/15/2012	756,798
	CSC Holdings, Inc.
125,000	7.625%, 04/01/2011	128,750
30,000	8.625%, 02/15/2019	31,688

Principal Amount		Value

	DIRECTV Holdings LLC
$625,000	3.550%, 03/15/2015	$629,822
275,000	6.350%, 03/15/2040	295,495
95,000	Dish DBS Corp. 7.875%, 09/01/2019	99,275
	EchoStar DBS Corporation
10,000	6.625%, 10/01/2014	10,025
155,000	7.750%, 05/31/2015	160,425
500,000	7.125%, 02/01/2016 (c)	503,750
70,000	Sun Media Corp. 7.625%, 02/15/2013	70,350
385,000	The Reynolds Group, Inc. 7.750%, 10/15/2016 (d)	378,263
	Time Warner Cable, Inc.
575,000	8.250%, 02/14/2014	680,218
1,150,000	6.750%, 07/01/2018	1,322,137
90,000	TL Acquisitions, Inc. 10.500%, 01/15/2015 (d)	84,150
251,000	WPP Finance UK 8.000%, 09/15/2014	294,554

		7,888,636

	Metals & Mining - 0.51%
	Anglo American Capital Plc
144,000	9.375%, 04/08/2014 (d)	172,282
350,000	9.375%, 04/08/2019 (d)	450,882
	Freeport-McMoRan Copper & Gold, Inc.
10,000	8.250%, 04/01/2015	10,861
970,000	8.375%, 04/01/2017	1,068,385
	Steel Dynamics, Inc.
5,000	7.375%, 11/01/2012	5,200
150,000	6.750%, 04/01/2015	151,313
60,000	7.625%, 03/15/2020 (c)(d)	60,000
500,000	Teck Resources Ltd 10.750%, 05/15/2019	613,573
300,000	Vedanta Resources Plc 8.750%, 01/15/2014 (d)	316,500

		2,848,996

	Multi-Utilities - 0.39%
225,000	Calpine Construction Finance Co. LP 8.000%, 06/01/2016 (d)	231,188
	CenterPoint Energy, Inc.
50,000	7.250%, 09/01/2010	50,403
475,000	7.875%, 04/01/2013	544,631
260,000	Dominion Resources, Inc. 8.875%, 01/15/2019	343,969
50,000	Edison Mission Energy 7.000%, 05/15/2017	32,250
	NRG Energy, Inc.
225,000	7.250%, 02/01/2014	228,656
30,000	7.375%, 02/01/2016 (c)	29,925
20,000	7.375%, 01/15/2017	19,850
600,000	Sempra Energy 6.500%, 06/01/2016	689,356

		2,170,228

	Oil & Gas - 1.85%
700,000	Boardwalk Pipelines LP 5.875%, 11/15/2016	764,434
	Chesapeake Energy Corp.
60,000	6.375%, 06/15/2015	61,950
80,000	6.250%, 01/15/2018	81,200
155,000	7.250%, 12/15/2018	160,813
180,000	Consol Energy, Inc. 8.250%, 04/01/2020 (d)	188,550
374,127	Dolphin Energy Ltd. 5.888%, 06/15/2019 (d)	387,424
25,000	Dynegy, Inc. 7.750%, 06/01/2019	17,406
400,000	El Paso Natural Gas Co. 7.500%, 11/15/2026	439,159
1,070,000	El Paso Performance Linked Trust 7.750%, 07/15/2011 (d)	1,108,288
	Energy Transfer Partners LP
775,000	5.950%, 02/01/2015	827,676
375,000	8.500%, 04/15/2014	434,837
525,000	9.000%, 04/15/2019	618,382
	Enterprise Products Operating LP
375,000	8.375%, 08/01/2066 (b)	374,970
450,000	7.034%, 01/15/2068 (b)	414,585
725,000	Marathon Oil Corp. 6.000%, 10/01/2017	811,271
	OPTI Canada, Inc.
40,000	7.875%, 12/15/2014	35,000
20,000	8.250%, 12/15/2014	17,500
50,000	Peabody Energy Corp. 5.875%, 04/15/2016	49,313
225,000	Petrobras International Finance Co. 6.875%, 01/20/2040	227,966
980,000	Petroleos Mexicanos 8.000%, 05/03/2019	1,171,100

Principal Amount		Value

	Sandridge Energy, Inc.
$200,000	9.875%, 05/15/2016 (d)	$204,000
5,000	8.750%, 01/15/2020 (d)	4,775
425,000	Suncor Energy, Inc. 6.100%, 06/01/2018	479,479
250,000	Tennessee Gas Pipeline Co. 7.500%, 04/01/2017	286,549
	Valero Energy Corp.
275,000	9.375%, 03/15/2019	333,621
275,000	6.625%, 06/15/2037	268,578
450,000	Williams Companies, Inc. 8.750%, 03/15/2032	526,514
30,000	XTO Energy, Inc. 5.650%, 04/01/2016	34,412

		10,329,752

	Paper & Forest Products - 0.04%
175,000	International Paper Co. 7.950%, 06/15/2018	208,670

	Pharmaceuticals - 0.42%
	Novartis Capital Corp.
1,000,000	4.125%, 02/10/2014	1,079,835
1,225,000	2.900%, 04/24/2015	1,261,577

		2,341,412

	Pipelines - 0.88%
225,000	DCP Midstream LLC 9.750%, 03/15/2019 (d)	289,829
600,000	Duke Cap LLC 5.668%, 08/15/2014	650,065
275,000	El Paso Pipeline Partners, L.P. 6.500%, 04/01/2020	282,244
	Enterprise Products Operating LLC
1,000,000	5.650%, 04/01/2013	1,085,475
525,000	6.125%, 10/15/2039	525,652
575,000	Spectra Energy Capital LLC 5.650%, 03/01/2020	605,316
	TransCanada Pipelines Ltd.
775,000	7.625%, 01/15/2039	993,383
550,000	6.350%, 05/15/2067 (b)	490,845

		4,922,809

	Real Estate - 0.71%
450,000	Developers Diversified Realty Corp. 7.500%, 04/01/2017	442,196
850,000	Equity Residential 5.125%, 03/15/2016	895,854
29,000	Forest City Enterprises, Inc. 6.500%, 02/01/2017	24,215
450,000	ProLogis 1.875%, 11/15/2037	403,865
550,000	Realogy Corp. 10.500%, 04/15/2014	468,875
	Simon Property Group LP
600,000	10.350%, 04/01/2019	799,870
825,000	5.750%, 12/01/2015	908,031
70,000	Ventas Realty LP 6.750%, 04/01/2017	70,941

		4,013,847

	Retail - 0.01%
40,000	J.C. Penney Co., Inc. 7.400%, 04/01/2037	40,200

	Road & Rail - 0.13%
325,000	Canadian National Railway Co. 5.550%, 03/01/2019	372,315
108,000	Kansas City Southern de Mexico, S.A. de C.V. 12.500%, 04/01/2016	129,600
240,000	Railamerica, Inc. 9.250%, 07/01/2017	252,600
1,000	TFM S.A. de C.V. 9.375%, 05/01/2012	1,030

		755,545

	Software - 0.11%
575,000	CA, Inc. 5.375%, 12/01/2019	610,710

	Special Purpose Entity - 0.14%
377,901	Hellas Telecommunications Luxembourg V 4.684%, 10/15/2012 (b)	139,790
280,000	ILFC E-Capital Trust II 6.250%, 12/21/2065 (b)(d)	180,950
330,000	MUFG Capital Finance 1 Ltd. 6.346%, 07/29/2049 (b)	319,664
100,000	TNK-BP Finance SA 7.500%, 07/18/2016	104,375

		744,779

	Specialty Retail - 0.15%
750,000	Best Buy, Inc. 6.750%, 07/15/2013	839,453

	Tobacco - 0.10%
	Altria Group, Inc.
225,000	9.700%, 11/10/2018	285,366
240,000	9.250%, 08/06/2019	300,030

		585,396

Principal Amount		Value

	Wireless Telecommunication Services - 0.25%
$550,000	Alltel Corp. 7.000%, 07/01/2012	$607,877
565,000	AT&T Wireless Services, Inc. 8.750%, 03/01/2031	777,787

		1,385,664

	Total Corporate Bonds (Cost $176,842,959)	170,463,450

	FOREIGN GOVERNMENT NOTES/BONDS - 2.12%
4,240,000	Argentina Government International Bond 3.169%, 12/15/2035 (b)	344,500
40,230,000	Mexican Bonos 9.000%, 12/20/2012	3,374,106
	Province of Ontario
500,000	4.100%, 06/16/2014	538,192
1,660,000	2.950%, 02/05/2015 (c)	1,703,722
570,000	Republic of Peru 7.125%, 03/30/2019	676,875
73,600	Russia Foreign Bond 7.500%, 03/31/2030	83,153
	State of Qatar
140,000	5.150%, 04/09/2014	150,710
1,600,000	5.250%, 01/20/2020 (d)	1,680,000
3,000,000	Swedish Housing Finance Corp. 3.125%, 03/23/2012 (d)	3,098,205
	United Mexican States
14,000	5.625%, 01/15/2017	15,435
156,000	6.750%, 09/27/2034	180,570

	Total Foreign Government Notes/Bonds (Cost $11,487,417)	11,845,468

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 24.90%
	Federal Home Loan Mortgage Corp.
1,000,000	Series 2590, 5.000%, 03/15/2018	1,098,351
1,016,294	Series 2329, 6.500%, 06/15/2031	1,120,209
573,854	Series 2338, 6.500%, 07/15/2031	632,414
1,167,522	Pool #1H-2524, 3.390%, 08/01/2035 (b)	1,222,725
19,375	Series 3013, 0.000%, 08/15/2035 (Acquired 05/01/2007, Cost $19,707) (b)(e)	19,006
1,619,814	Pool #1Q-0160, 5.056%, 09/01/2035 (b)	1,684,917
1,096	Pool #A4-3129, 5.500%, 02/01/2036	1,181
84,388	Pool #G0-5335, 5.000%, 03/01/2039	89,402
33,453	Pool #A8-6141, 5.000%, 05/01/2039	35,441
547,705	Pool #A8-6245, 5.000%, 05/01/2039	580,248
907,798	Pool #A8-6862, 5.000%, 06/01/2039	961,736
649,259	Pool #A8-7059, 5.000%, 06/01/2039	687,836
1,209,698	Pool #A8-7062, 5.000%, 06/01/2039	1,281,574
284,669	Pool #A8-7438, 5.000%, 07/01/2039	301,583
282,159	Pool #A8-7443, 5.000%, 07/01/2039	298,924
216,401	Pool #G0-5529, 5.000%, 07/01/2039	229,280
33,646	Pool #A8-7625, 5.000%, 08/01/2039	35,645
28,782	Pool #A8-7706, 5.000%, 08/01/2039	30,492
29,088	Pool #A8-8050, 5.000%, 08/01/2039	30,817
32,335	Pool #A8-8118, 5.000%, 08/01/2039	34,257
49,392	Pool #A8-8153, 5.000%, 08/01/2039	52,327
414,780	Pool #A8-8640, 5.000%, 09/01/2039	439,424
227,782	Pool #A8-8642, 5.000%, 09/01/2039	241,316
43,579	Pool #A8-9012, 5.000%, 09/01/2039	46,168
47,217	Pool #A8-9014, 5.000%, 09/01/2039	50,022
962,841	Pool #C0-3404, 4.500%, 09/01/2039	999,128
80,111	Pool #A8-9211, 5.000%, 10/01/2039	84,871
1,525,439	Pool #C0-3425, 5.000%, 10/01/2039	1,616,228
568,646	Pool #A8-9843, 5.000%, 11/01/2039	602,433
191,986	Pool #A9-0206, 5.000%, 12/01/2039	203,393
1,853,440	Pool #A9-0317, 5.000%, 12/01/2039	1,963,566
57,838	Pool #A9-0815, 5.000%, 01/01/2040	61,274
7,970,414	Pool #C0-3500, 5.000%, 05/01/2040	8,443,988
	Federal Home Loan Mortgage Corp. - Gold
13,719	Pool #B1-2301, 4.000%, 02/01/2014	14,084
26,579	Pool #B1-2730, 4.000%, 03/01/2014	27,287
28,678	Pool #B1-2772, 4.000%, 03/01/2014	29,454
21,267	Pool #B1-2818, 4.000%, 03/01/2014	21,842
25,167	Pool #B1-2819, 4.000%, 03/01/2014	25,826
22,878	Pool #B1-2883, 4.000%, 03/01/2014	23,478
17,572	Pool #B1-2910, 4.000%, 03/01/2014	18,033
18,012	Pool #B1-2911, 4.000%, 03/01/2014	18,491
88,394	Pool #B1-3066, 4.000%, 03/01/2014	90,750
12,347	Pool #B1-3343, 4.000%, 04/01/2014	12,691
15,733	Pool #B1-3344, 4.000%, 04/01/2014	16,159
18,205	Pool #B1-3360, 4.000%, 04/01/2014	18,698
41,620	Pool #E9-6247, 4.500%, 05/01/2018	44,421
46,419	Pool #E9-6248, 4.500%, 05/01/2018	49,543
51,684	Pool #E9-7034, 4.500%, 06/01/2018	55,162
19,768	Pool #E9-9763, 4.500%, 09/01/2018	21,098
19,948	Pool #E9-9764, 4.500%, 09/01/2018	21,291
14,588	Pool #E9-9765, 4.500%, 09/01/2018	15,570
43,444	Pool #E9-9769, 4.500%, 09/01/2018	46,367
28,778	Pool #E9-9770, 4.500%, 09/01/2018	30,714
45,005	Pool #B1-0170, 4.500%, 10/01/2018	48,033
267,036	Pool #B1-0178, 5.000%, 10/01/2018	287,001

Principal Amount		Value

$60,045	Pool #B1-0207, 4.500%, 10/01/2018	$64,086
56,060	Pool #E0-1481, 4.500%, 10/01/2018	59,437
461,169	Pool #E0-1538, 5.000%, 12/01/2018	495,837
65,091	Pool #B1-1801, 4.500%, 01/01/2019	69,472
58,224	Pool #G1-1526, 4.500%, 03/01/2019	62,142
738,670	Pool #G1-1719, 5.000%, 06/01/2020	793,898
715,019	Pool #G1-1733, 5.000%, 07/01/2020	767,360
543,500	Pool #D9-6291, 4.500%, 09/01/2023	574,607
792,986	Pool #78-0447, 2.844%, 04/01/2033 (b)	825,931
2,434,461	Pool #G0-8085, 5.000%, 10/01/2035	2,582,152
	Federal National Mortgage Association
46,951	Pool #357273, 5.000%, 09/01/2017	50,505
5,716	Pool #254684, 5.000%, 03/01/2018	6,148
6,915	Pool #555361, 4.500%, 04/01/2018	7,388
5,425	Pool #656564, 5.000%, 04/01/2018	5,836
74,227	Pool #695826, 5.000%, 04/01/2018	79,846
8,680	Pool #357378, 4.500%, 05/01/2018	9,274
6,458	Pool #685505, 5.000%, 05/01/2018	6,947
4,958	Pool #685506, 5.000%, 05/01/2018	5,333
7,610	Pool #705709, 5.000%, 05/01/2018	8,186
8,660	Pool #555549, 5.000%, 06/01/2018	9,316
17,120	Pool #357413, 5.000%, 07/01/2018	18,416
2,481,223	Pool #734788, 4.000%, 09/01/2018	2,624,620
37,546	Pool #713830, 4.500%, 10/01/2018	40,114
87,520	Pool #734743, 4.500%, 10/01/2018	93,505
42,162	Pool #740468, 4.500%, 10/01/2018	45,045
27,825	Pool #743133, 5.000%, 10/01/2018	29,931
34,191	Pool #769278, 4.500%, 11/01/2018	36,529
38,649	Pool #254987, 5.000%, 12/01/2018	41,575
8,361	Pool #357478, 5.000%, 12/01/2018	8,994
63,780	Pool #752853, 4.500%, 12/01/2018	68,142
469,694	Pool #745387, 5.000%, 04/01/2019	505,252
16,897	Pool #776276, 5.000%, 04/01/2019	18,176
14,705	Pool #775653, 4.500%, 05/01/2019	15,690
82,203	Pool #775688, 4.500%, 05/01/2019	87,710
42,422	Pool #777358, 4.500%, 05/01/2019	45,264
67,799	Pool #735985, 5.000%, 06/01/2019	72,931
42,816	Pool #788275, 5.000%, 07/01/2019	46,058
22,769	Pool #790397, 5.000%, 08/01/2019	24,492
762,935	Pool #735439, 6.000%, 09/01/2019	830,347
9,882	Pool #761496, 5.000%, 09/01/2019	10,630
143,076	Pool #811034, 5.000%, 10/01/2019	153,908
19,351	Pool #930637, 4.500%, 10/01/2019	20,674
945,364	Pool #745238, 6.000%, 12/01/2020	1,028,896
354,383	Pool #888104, 5.000%, 05/01/2021	381,210
2,442,711	Pool #981272, 4.500%, 04/01/2023	2,589,865
1,238,686	Pool #889428, 5.000%, 05/01/2023	1,326,265
477,075	Pool #966689, 5.000%, 06/01/2023	509,762
1,008,451	Pool #981644, 4.500%, 06/01/2023	1,067,176
3,145,900	Pool #257453, 5.000%, 11/01/2023	3,361,443
1,093,477	Pool #AD5693, 4.500%, 05/01/2025	1,155,615
643,476	Pool #544859, 3.581%, 08/01/2029 (b)	657,819
691,526	Pool #786848, 7.000%, 10/01/2031	784,127
56,597	Pool #727181, 5.000%, 08/01/2033	60,198
14,586	Pool #730727, 5.000%, 08/01/2033	15,514
3,757	Pool #741862, 5.500%, 09/01/2033	4,053
4,726	Pool #766197, 5.500%, 02/01/2034	5,090
758	Pool #776974, 5.500%, 04/01/2034	817
444,482	Pool #888504, 2.594%, 04/01/2034 (b)	464,164
427,143	Series 2004-71, 0.000%, 04/25/2034 (Acquired 04/07/2006, Cost $39,505 $39,505) (e)(j)	994
27,783	Pool #775776, 5.500%, 05/01/2034	29,924
829,879	Pool #725705, 5.000%, 08/01/2034	883,235
1,294,519	Pool #782284, 6.000%, 09/01/2034	1,426,075
951,749	Pool #791563, 6.000%, 09/01/2034	1,044,307
28,668	Pool #794371, 6.000%, 09/01/2034	31,456
480,240	Pool #802783, 3.041%, 10/01/2034 (b)	501,125
996,060	Pool #802493, 6.000%, 11/01/2034	1,092,927
49,102	Pool #781629, 5.500%, 12/01/2034	52,887
2,464	Pool #806098, 6.000%, 12/01/2034	2,704
5,410,803	Pool #735224, 5.500%, 02/01/2035	5,836,396
2,181,219	Pool #808057, 6.000%, 02/01/2035	2,378,346
654,077	Pool #735504, 6.000%, 04/01/2035	721,569
48,772	Pool #822815, 5.500%, 04/01/2035	52,486
587,417	Pool #773306, 6.000%, 05/01/2035	640,504
7,544	Series 2007-27, 0.000%, 05/25/2035 (Acquired 05/29/2007, Cost $7,139) (b)(e)	7,275
41,678	Pool #357850, 5.500%, 07/01/2035	44,853
56,016	Pool #820242, 5.000%, 07/01/2035	59,467
5,000,000	Pool #TBA, 6.500%, 07/01/2035 (f)	5,476,564
3,718,267	Pool #820345, 5.000%, 09/01/2035	3,947,328
6,317	Pool #838452, 5.500%, 09/01/2035	6,859
78,281	Pool #745000, 6.000%, 10/01/2035	85,831
2,396,851	Pool #844158, 5.000%, 11/01/2035	2,544,507
1,077,793	Pool #745755, 5.000%, 12/01/2035	1,145,537
117,766	Pool #848939, 6.500%, 01/01/2036	129,734
33,947	Pool #851639, 6.500%, 01/01/2036	37,291
444,374	Pool #888022, 5.000%, 02/01/2036	471,749
48,792	Pool #865854, 6.000%, 03/01/2036	53,110
61,123	Pool #891474, 6.000%, 04/01/2036	66,533
2,054,445	Pool #868993, 2.925%, 05/01/2036 (b)	2,107,465

Principal Amount		Value

$2,393,212	Pool #872236, 2.786%, 05/01/2036 (b)	$2,443,482
2,750,689	Pool #886376, 2.929%, 08/01/2036 (b)	2,822,322
886,804	Pool #831808, 6.000%, 09/01/2036	965,286
2,610,546	Pool #886891, 2.791%, 09/01/2036 (b)	2,666,983
324,207	Pool #897776, 6.500%, 09/01/2036	356,142
713,957	Pool #893681, 6.000%, 10/01/2036	777,142
1,531,791	Pool #893923, 6.000%, 10/01/2036	1,667,355
1,843,927	Pool #894005, 6.000%, 10/01/2036	2,007,115
306,487	Pool #897505, 6.500%, 12/01/2036	336,676
202,465	Pool #905110, 6.000%, 12/01/2036	220,383
168,193	Pool #905111, 6.000%, 12/01/2036	183,078
174,380	Pool #906055, 6.000%, 01/01/2037	189,813
810	Pool #928062, 5.500%, 02/01/2037	871
1,234	Pool #899119, 5.500%, 04/01/2037	1,326
1,490	Pool #938488, 5.500%, 05/01/2037	1,602
14,489	Series 2007-56, 0.000%, 06/25/2037 (Acquired 06/11/2007, Cost $15,587) (b)(e)	14,136
342,468	Pool #945069, 6.500%, 08/01/2037	375,665
1,720	Pool #970131, 5.500%, 03/01/2038	1,849
1,210	Pool #981313, 5.500%, 06/01/2038	1,301
113,887	Pool #889697, 6.000%, 07/01/2038	123,682
1,733	Pool #985108, 5.500%, 07/01/2038	1,863
871	Pool #964930, 5.500%, 08/01/2038	936
1,430	Pool #987032, 5.500%, 08/01/2038	1,537
1,182	Pool #968371, 5.500%, 09/01/2038	1,270
761	Pool #993050, 5.500%, 12/01/2038	818
284	Pool #MC0018, 5.500%, 12/01/2038	309
255,930	Pool #930559, 5.000%, 02/01/2039	271,242
107,398	Pool #930671, 4.500%, 03/01/2039	111,525
1,289,882	Pool #930673, 4.500%, 03/01/2039	1,345,113
354,034	Pool #930677, 5.000%, 03/01/2039	375,215
85,969	Pool #AA3920, 4.500%, 03/01/2039	89,290
47,666	Pool #AA4983, 4.500%, 03/01/2039	49,507
98,642	Pool #AA4221, 4.500%, 04/01/2039	102,452
94,925	Pool #935221, 5.000%, 05/01/2039	101,095
128,366	Pool #993588, 4.500%, 05/01/2039	133,324
1,130,411	Pool #995752, 4.500%, 05/01/2039	1,174,427
92,499	Pool #AA6024, 5.000%, 05/01/2039	98,512
94,250	Pool #AA6061, 5.000%, 05/01/2039	100,375
25,661	Pool #AA6579, 5.000%, 05/01/2039	27,328
35,705	Pool #931378, 4.500%, 06/01/2039	37,233
35,675	Pool #AA8422, 4.500%, 06/01/2039	37,202
32,105	Pool #AA7794, 4.500%, 07/01/2039	33,480
32,400	Pool #AA8222, 4.500%, 07/01/2039	33,787
30,242	Pool #AA8965, 4.500%, 07/01/2039	31,536
27,192	Pool #AA9006, 4.500%, 07/01/2039	28,356
24,073	Pool #AA9010, 5.000%, 07/01/2039	25,637
97,356	Pool #AA9386, 5.000%, 07/01/2039	103,683
45,500	Pool #AC2141, 5.000%, 07/01/2039	48,457
31,420	Pool #AA9132, 4.500%, 08/01/2039	32,765
24,946	Pool #AA9133, 4.500%, 08/01/2039	25,909
23,876	Pool #AA9154, 4.500%, 08/01/2039	24,798
69,564	Pool #AC0169, 5.000%, 08/01/2039	74,083
132,004	Pool #AC1246, 4.500%, 08/01/2039	137,655
292,178	Pool #AC1579, 4.500%, 08/01/2039	304,685
48,282	Pool #AC2861, 4.500%, 08/01/2039	50,146
303,639	Pool #931989, 4.500%, 09/01/2039	316,643
39,333	Pool #934943, 4.500%, 09/01/2039	41,017
27,002	Pool #AC0767, 4.500%, 09/01/2039	28,158
362,714	Pool #AC1441, 5.000%, 09/01/2039	386,282
362,999	Pool #AC3234, 5.000%, 09/01/2039	386,583
194,004	Pool #AC3246, 4.500%, 09/01/2039	202,311
389,358	Pool #AC3247, 4.500%, 10/01/2039	404,397
192,222	Pool #AC3310, 4.500%, 10/01/2039	200,452
388,675	Pool #AC3311, 4.500%, 10/01/2039	403,688
479,882	Pool #AC3316, 5.000%, 10/01/2039	511,053
426,165	Pool #AC3661, 5.000%, 10/01/2039	453,844
24,722	Pool #AC5107, 4.500%, 10/01/2039	25,780
545,111	Pool #932127, 4.500%, 11/01/2039	568,493
48,276	Pool #AC5504, 5.000%, 11/01/2039	51,411
96,800	Pool #AC6121, 4.500%, 11/01/2039	100,538
90,688	Pool #932296, 4.500%, 12/01/2039	94,573
124,653	Pool #AC3891, 5.000%, 12/01/2039	132,748
33,434	Pool #AC8372, 4.500%, 12/01/2039	34,725
25,505	Pool #AC8832, 4.500%, 12/01/2039	26,598
291,944	Pool #AD0585, 4.500%, 12/01/2039	304,441
881,015	Pool #AD0586, 4.500%, 12/01/2039	915,319
442,176	Pool #932388, 4.500%, 01/01/2040	461,116
26,851	Pool #AC3946, 4.500%, 01/01/2040	28,001
202,040	Pool #AC8565, 4.500%, 01/01/2040	210,696
1,666,807	Pool #AC8570, 5.000%, 01/01/2040	1,775,033
2,351,361	Pool #AC8571, 5.000%, 01/01/2040	2,491,806
292,810	Pool #AC8630, 4.500%, 01/01/2040	305,354
63,262	Pool #AC8794, 4.500%, 01/01/2040	65,706
296,138	Pool #AC9528, 4.500%, 01/01/2040	307,576
197,225	Pool #AC9548, 4.500%, 01/01/2040	205,675
197,128	Pool #AC9550, 4.500%, 01/01/2040	204,742
43,115	Pool #AD1274, 5.000%, 01/01/2040	45,915
52,481	Pool #AD1356, 4.500%, 01/01/2040	54,500
27,143	Pool #AD1922, 4.500%, 01/01/2040	28,306

Principal Amount		Value

$31,066	Pool #AC7575, 4.500%, 02/01/2040	$32,397
65,412	Pool #AC8497, 4.500%, 02/01/2040	68,214
28,451	Pool #AC9836, 4.500%, 02/01/2040	29,638
28,777	Pool #AD1187, 4.500%, 02/01/2040	29,884
25,625	Pool #AD1188, 4.500%, 02/01/2040	26,723
70,128	Pool #AD1321, 4.500%, 02/01/2040	73,132
28,141	Pool #AD2206, 5.000%, 02/01/2040	29,968
307,230	Pool #AD1653, 4.500%, 03/01/2040	320,393
30,606	Pool #AD4261, 4.500%, 03/01/2040	31,918
468,628	Pool #AD3141, 4.500%, 04/01/2040	486,655
73,391	Pool #AD4282, 4.500%, 04/01/2040	76,535
4,186,711	Pool #AD5661, 5.000%, 05/01/2040	4,436,779
4,400,000	Pool #AD6949, 5.500%, 06/01/2040	4,729,588
6,400,000	Pool #AD6943, 5.000%, 07/01/2040	6,782,266
2,000,000	Pool #TBA, 4.000%, 07/01/2040 (f)	2,025,938
	Government National Mortgage Association
61,090	Pool #614436X, 5.000%, 08/15/2033	65,674
948,978	Pool #618907X, 5.000%, 09/15/2033	1,020,181
156,919	Pool #605098X, 5.000%, 03/15/2034	168,496
172,524	Pool #081116M, 2.750%, 10/20/2034 (b)	176,485
118,841	Pool #520279X, 5.000%, 11/15/2034	127,609
255,999	Pool #081150M, 2.750%, 11/20/2034 (b)	261,877
570,342	Pool #081153M, 2.750%, 11/20/2034 (b)	583,436
2,061,736	Pool #644812X, 6.000%, 05/15/2035	2,261,337
24,029	Pool #716807X, 5.000%, 04/15/2039	25,666
57,537	Pool #698194X, 5.000%, 06/15/2039	61,459
144,060	Pool #698210X, 5.000%, 06/15/2039	153,878
60,025	Pool #720063X, 5.000%, 06/15/2039	64,116
574,536	Pool #720103X, 4.500%, 06/15/2039	599,977
295,055	Pool #710922, 5.000%, 10/15/2039	315,165
293,014	Pool #723244, 5.000%, 10/15/2039	312,985
194,676	Pool #726381, 5.000%, 10/15/2039	207,945

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $133,581,448)	139,260,478

	MUNICIPAL BONDS - 1.21%
	California, GO,
725,000	7.500%, 04/01/2034	774,445
175,000	7.950%, 03/01/2036	183,993
600,000	7.550%, 04/01/2039 (c)	644,430
260,000	7.300%, 10/01/2039	270,943
925,000	7.625%, 03/01/2040	1,000,360
1,213,914	Missouri Higher Education Loan Authority, Series A-1, Revenue Bond, 1.224%, 11/26/2032 (b)	1,223,116
	Municipal Electric Authority of Georgia, Refunding, Revenue Bond,
160,000	6.637%, 04/01/2057	155,110
80,000	6.655%, 04/01/2057	77,246
1,000,000	South Carolina Student Loan Corp., Series A-1, Revenue Bond, 0.342%, 12/02/2019 (b)	970,670
1,462,443	Virginia Housing Development Authority, Series C, Revenue Bond, 6.000%, 06/25/2034	1,466,567

	Total Municipal Bonds (Cost $6,531,547)	6,766,880

	SUPRANATIONAL OBLIGATIONS - 0.67%
4,000,000	Inter-American Development Bank 0.500%, 05/29/2014	3,758,364

	Total Supranational Obligations (Cost $3,391,326)	3,758,364

	U.S. GOVERNMENT AGENCY ISSUES - 0.46%
	Tennessee Valley Authority
1,200,000	4.375%, 06/15/2015	1,326,307
1,100,000	5.375%, 04/01/2056	1,251,623

	Total U.S. Government Agency Issues (Cost $2,358,794)	2,577,930

	U.S. TREASURY OBLIGATIONS - 19.90%
	U.S. Treasury Bond - 2.50%
693,942	2.375%, 01/15/2025 (h)	771,740
329,523	2.000%, 01/15/2026 (h)	349,371
6,040,000	4.375%, 11/15/2039 (c)	6,521,315
1,300,000	4.625%, 02/15/2040 (c)	1,461,485
4,500,000	4.375%, 05/15/2040 (c)	4,867,727

		13,971,638

	U.S. Treasury Note - 16.85%
20,000,000	1.375%, 02/15/2012 (c)	20,276,560
13,800,000	1.000%, 04/30/2012 (c)	13,905,653
7,700,000	0.750%, 05/31/2012 (c)	7,723,462
6,400,000	0.625%, 06/30/2012	6,401,510
1,900,000	1.750%, 04/15/2013	1,943,483
2,100,000	1.125%, 06/15/2013 (c)	2,108,686
14,530,000	2.125%, 05/31/2015 (c)	14,782,037
2,400,000	1.875%, 06/30/2015	2,409,564
3,400,000	2.625%, 04/30/2016	3,494,030
2,300,000	3.125%, 05/15/2019	2,348,337
5,700,000	3.625%, 08/15/2019 (c)	6,028,195
12,260,000	3.500%, 05/15/2020 (c)	12,832,750

		94,254,267

	U.S. Treasury Strip - 0.55%
4,600,000	0.000%, 11/15/2021 (g)	3,078,122

	Total U.S. Treasury Obligations (Cost $109,184,169)	111,304,027

Number of Shares		Value

	WARRANTS - 0.00%
	Warrant - 0.00%
272	Semgroup Warrant Expiration: November, 2014, Exercise Price: $1.00 (Acquired 12/07/2009, Cost $0) (e)	$0

	Total Warrants (Cost $0)	0

	SHORT-TERM INVESTMENTS - 1.90%
	Money Market Funds - 1.90%
10,621,068	Federated Prime Obligations Fund Effective Yield, 0.22%	10,621,068

	Total Short-Term Investments (Cost $10,621,068)	10,621,068

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 17.51%
	Money Market Funds - 17.51%
97,919,605	Mount Vernon Prime Portfolio Effective Yield, 0.28%	97,919,605
27,413	Reserve Primary Fund (i)	10,140

	Total Investments Purchased as Securities Lending Collateral (Cost $97,947,018)	97,929,745

	Total Investments (Cost $646,049,136) - 112.68%	630,268,002
	Liabilities in Excess of Other Assets - (12.68)%	(70,919,131)

	TOTAL NET ASSETS - 100.00%	$559,348,871

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2010.
(c)	All or portion of this security is on loan.
(d)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $39,533,259, which represents 7.07% of total net assets.

(e)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $15,039,188, which represents 2.69% of total net assets.

(f)	Security purchased on a when-issued basis. On June 30, 2010, the total value of investments purchased on a when-issued basis was $7,502,502 or 1.34% of total net assets.
(g)	Zero coupon bond.
(h)	Represents a U.S. Treasury Inflation protected Security.
(i)	As of June 30, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of these securities were $10,140 which represent 0.00% of total net assets.
(j)

Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2010. The security is illiquid and represents less than 0.01% of net assets.

(k)	Credit linked note. Investment performance is wholly or partially derived from an underlying source.

*	The portfolio is soft-segregated as collateral for the derivative contracts held by the Fund.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of investments	$646,049,136

Gross unrealized appreciation	16,193,563
Gross unrealized depreciation	(31,974,697)

Net unrealized appreciation	($15,781,134)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

AssetMark Core Plus Fixed Income Fund
Schedule of Forward Sale Commitments
June 30, 2010

Description	Principal Amount	Settlement Date	Proceeds Received	Value

Federal National Mortgage Association, Pool #TBA, 4.50%, 07/01/2034	$1,000,000	7/14/2010	$1,024,531	$1,036,719
Federal National Mortgage Association, 4.00%, 09/01/2040	1,000,000	9/14/2010	1,000,860	1,006,719
Federal National Mortgage Association, 4.00%, 08/15/2040	1,000,000	8/12/2010	990,156	1,009,844

	$3,000,000		$3,015,547	$3,053,282

AssetMark Core Plus Fixed Income Fund
Schedule of Open Forward Currency Contracts
June 30, 2010

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)

7/12/2010	U.S. Dollars	$207,986	Brazil Real	$374,000	$1,326
7/15/2010	U.S. Dollars	1,303,822	European Monetary Unit	1,088,687	(27,573)
8/17/2010	U.S. Dollars	1,931,098	European Monetary Unit	1,516,420	76,281
7/12/2010	U.S. Dollars	2,581,441	Indonesia Rupiahs	24,030,637,062	(64,021)
8/17/2010	European Monetary Unit	1,516,420	U.S. Dollars	1,911,548	(56,731)

					$(70,718)

AssetMark Core Plus Fixed Income Fund
Schedule of Open Futures Contracts
June 30, 2010

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation

Euro-Bobl Future	78	$11,534,607	Sep-10	$16,941
Euro-Bond Future	36	5,697,859	Sep-10	43,751
Eurodollar 90 Day Futures	3	745,012	Sep-10	9,903
Eurodollar 90 Day Futures	4	992,250	Dec-10	2,480
Eurodollar 90 Day Futures	5	1,239,500	Mar-11	24,181
Eurodollar 90 Day Futures	5	1,238,313	Jun-11	26,994
Eurodollar 90 Day Futures	5	1,236,688	Sep-11	28,732
Eurodollar 90 Day Futures	5	1,234,250	Dec-11	29,579
U.S. Treasury 5 Year Note Futures	251	29,725,852	Oct-10	392,894
U.S. Treasury 10 Year Note Futures	49	6,004,031	Oct-10	146,919
U.S. Treasury Long Bond Futures	135	17,212,500	Sep-10	513,017

				$1,235,391

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

	Level 1	Level 2	Level 3	Total

Equity
Convertible Preferred Stock	$82,350	$12,245	$—	$94,595
Preferred Stock	669,917	691,590	—	1,361,507
Common Stock	4,260			4,260

Total Equity	756,527	703,835	—	1,460,362

Fixed Income
Asset Backed Securities	$—	$13,502,118	$—	$13,502,118
Collateralized Mortgage Obligations	—	58,419,649	908,151	59,327,800
Corporate Bonds	—	170,438,341	25,108	170,463,449
Mortgage Backed Securities - U.S. Government Agency	—	139,260,478	—	139,260,478
Municipal Bonds	—	6,766,880	—	6,766,880
Foreign Government Note/Bond	—	11,845,468	—	11,845,468
Supranational Obligation	—	3,758,364	—	3,758,364
U.S. Government Agency Issues	—	2,577,930	—	2,577,930
U.S. Treasury Obligations	—	111,304,027	—	111,304,027
Convertible Bond	—	1,450,313	—	1,450,313

Total Fixed Income	—	519,323,568	933,259	520,256,827

Short Term Investments	$10,621,068	$—	$—	$10,621,068

Investments Purchased as Securities Lending Collateral	$97,919,605	$—	$10,140	$97,929,745

Total Investments in Securities	$109,297,200	$520,027,403	$943,399	$630,268,002

Other Financial Instruments*
Forward Currency Contracts	$—	$(70,718)	$—	$(70,718)
Forward Sale Commitments and Securities Sold Short	—	3,053,282	—	3,053,282
Futures	1,235,391	—	—	1,235,391

Total	$1,235,391	$2,982,564	$—	$4,217,955

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward sale commitments, securities sold short, written options, forward currency contracts, and futures, which are reflected at the unrealized appreciation (depreciation) on the instrument. All derivatives, except for forward sale commitments, securities sold short and written options are reflected at the unrealized appreciation on the instrument. Forward sale commitments, securities sold short and written options are reflected at market value.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2010	$8,436,540
Accrued discounts, net	—
Realized loss	(2,165,994)
Change in unrealized appreciation	1,172,925
Net sales	(5,973,730)
Transfers in and/or (out) of Level 3	(526,342)

Balance as of June 30, 2010	$943,399

Change in unrealized appreciation during the period for Level 3 investments held at June 30, 2010.	$1,172,925

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund uses money market and fixed income derivatives contracts including futures, forwards, and options for a variety of hedging and investment purposes such as duration management and the pursuit of relative value opportunities. In general, the use of fixed income derivatives may increase the risk within the Fund. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The investment results achieved by the use of fixed income derivatives by the Fund may not match or fully offset changes in the value of the underlying financial asset they were attempting to hedge or the investment opportunity the Fund was attempting to pursue, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) that exceed the initial amounts that the Fund invested in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund that exceed the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

The Fund uses currency futures, currency forwards and currency option contracts for the purpose of hedging exposures within the Funds to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives. The use of over-the-counter currency derivatives involves the risk that the counterparty to the currency derivative will fail to make required payments or otherwise comply with the terms of the contract. In general the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of June 30, 2010

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value

Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	77,607	Depreciation of forward currency contracts	148,325
Interest Rate Contracts - Futures*	Variation margin on futures contracts	1,235,391		—

Total		$1,312,998		$148,325

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly notional amount of futures and forwards during the year ended June 30, 2010 were as follows:

Long Positions	AssetMark Core Plus Fixed Income Fund

Futures		$72,928,351
Forwards		$2,934,733

Short Positions	AssetMark Core Plus Fixed Income Fund

Futures		$11,906,589
Forwards		$2,908,182

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 89.86%
	Aerospace & Defense - 2.67%
121	BE Aerospace, Inc. (a)	$3,077
3,221	General Dynamics Corp.	188,622
1,552	Goodrich Corp. (b)	102,820
2,144	ITT Corp.	96,308
1,406	L-3 Communications Holdings, Inc.	99,601
3,473	Lockheed Martin Corp.	258,739
580	Precision Castparts Corp. (b)	59,694
5,641	Raytheon Co. (b)	272,968
1,234	Rockwell Collins, Inc. (b)	65,562
9,521	United Technologies Corp.	618,008

		1,765,399

	Air Freight & Logistics - 1.52%
1,302	C.H. Robinson Worldwide, Inc. (b)	72,469
1,447	Expeditors International of Washington	49,936
3,262	FedEx Corp.	228,699
10,851	United Parcel Service, Inc.	617,314
2,814	UTI Worldwide, Inc.	34,837

		1,003,255

	Airlines - 0.15%
8,908	Southwest Airlines Co. (b)	98,968

	Auto Components - 0.01%
252	Gentex Corp.	4,531

	Automobiles - 0.03%
823	Thor Industries, Inc.	19,546

	Beverages - 3.34%
710	Brown-Forman Corp. (b)	40,633
2,700	Molson Coors Brewing Co.	114,372
14,291	PepsiCo, Inc.	871,036
23,431	The Coca-Cola Company	1,174,363

		2,200,404

	Biotechnology - 1.03%
5,143	Amgen, Inc. (a)	270,521
1,873	Biogen Idec, Inc. (a)	88,874
744	Celgene Corp. (a)	37,810
89	Cephalon, Inc. (a)(b)	5,051
3,502	Gilead Sciences, Inc. (a)	120,049
28,229	PDL BioPharma, Inc. (b)	158,647

		680,952

	Capital Markets - 2.93%
263	Affiliated Managers Group (a)	15,983
1,258	Ameriprise Financial, Inc.	45,452
980	Blackrock, Inc.	140,532
158	Eaton Vance Corp.	4,362
206	Federated Investors, Inc. (b)	4,266
1,925	Franklin Resources, Inc.	165,916
4,208	Goldman Sachs Group, Inc. (b)	552,383
5,751	Invesco Ltd. (b)	96,789
51	Janus Capital Group, Inc. (b)	453
1,186	Jefferies Group, Inc. (b)	25,001

Number of Shares		Value

1,547	Northern Trust Corp.	$72,245
2,440	Raymond James Financial, Inc. (b)	60,244
1,138	SEI Investments Co.	23,170
4,521	State Street Corp.	152,900
710	T. Rowe Price Group, Inc.	31,517
15,315	TD Ameritrade Holding Corp. (a)	234,320
7,845	The Bank of New York Mellon Corp.	193,693
7,957	The Charles Schwab Corp. (b)	112,830

		1,932,056

	Chemicals - 1.44%
2,130	Air Products & Chemicals, Inc.	138,045
127	Airgas, Inc.	7,899
693	Albemarle Corp. (b)	27,519
2,080	Celanese Corp.	51,813
473	CF Industries Holdings, Inc.	30,012
1,904	Ecolab, Inc.	85,509
538	FMC Corp.	30,897
832	International Flavors & Fragrances, Inc.	35,293
392	Lubrizol Corp.	31,482
3,649	Monsanto Co.	168,657
2,103	Mosaic Co.	81,975
1,916	Praxair, Inc.	145,597
253	Sigma Aldrich Corp.	12,607
1,139	The Scotts Miracle-Gro Co.	50,583
1,676	Valspar Corp. (b)	50,481
327	Westlake Chemical Corp. (b)	6,072

		954,441

	Commercial Banks - 2.97%
1,626	BancorpSouth, Inc. (b)	29,073
853	Bank Hawaii Corp.	41,243
8,189	BB&T Corp. (b)	215,453
759	BOK Financial Corp. (b)	36,030
842	City National Corp.	43,136
621	Commerce Bancshares, Inc.	22,350
743	Cullen Frost Bankers, Inc.	38,190
2,064	F.N.B. Corp. (b)	16,574
441	First Citizens BancShares, Inc.	84,818
815	FirstMerit Corp.	13,961
1,131	M & T Bank Corp. (b)	96,078
2,412	PNC Financial Services Group, Inc.	136,278
17,205	U.S. Bancorp (b)	384,531
4,037	Valley National Bancorp (b)	54,984
29,137	Wells Fargo & Co.	745,906

		1,958,605

	Commercial Services & Supplies - 0.30%
2,281	ABM Industries, Inc.	47,787
3,770	Cintas Corp.	90,367
151	Corrections Corporation of America (a)	2,881
855	Covanta Holding Corp. (a)(b)	14,184
1,632	Iron Mountain, Inc. (b)	36,655
160	Republic Services, Inc. (b)	4,757

		196,631

	Communications Equipment - 2.27%
46,116	Cisco Systems, Inc. (a)	982,732
1,094	CommScope, Inc. (a)	26,004
239	Echostar Corp. (a)	4,560
500	Harris Corp.	20,825
854	Juniper Networks, Inc. (a)(b)	19,488

Number of Shares		Value

11,814	Qualcomm, Inc.	$387,972
8,356	Tellabs, Inc.	53,395

		1,494,976

	Computers & Peripherals - 6.64%
5,507	Apple, Inc. (a)	1,385,176
2,060	Diebold, Inc.	56,135
18,735	EMC Corp. (a)	342,851
22,118	Hewlett Packard Co.	957,267
12,135	International Business Machines Corp.	1,498,430
1,304	NetApp, Inc. (a)(b)	48,652
220	Sandisk Corp. (a)	9,255
638	Teradata Corp. (a)	19,446
2,130	Western Digital Corp. (a)	64,241

		4,381,453

	Construction & Engineering - 0.78%
1,900	AECOM Technology Corp. (a)	43,814
4,493	Fluor Corp.	190,952
1,922	Jacobs Engineering Group, Inc. (a)(b)	70,038
1,621	KBR, Inc.	32,971
1,992	Quanta Services, Inc. (a)(b)	41,135
1,536	Shaw Group, Inc. (a)	52,562
2,133	URS Corp. (a)	83,934

		515,406

	Construction Materials - 0.04%
10	Martin Marietta Materials, Inc. (b)	848
553	Vulcan Materials Co. (b)	24,238

		25,086

	Consumer Finance - 0.10%
4,794	Discover Financial Services (b)	67,020

	Containers & Packaging - 0.19%
477	AptarGroup, Inc.	18,040
1,632	Ball Corp.	86,219
153	Greif, Inc. (b)	8,498
226	Rock-Tenn Co.	11,225

		123,982

	Diversified Consumer Services - 0.17%
544	Apollo Group, Inc. (a)(b)	23,104
5,599	H&R Block, Inc.	87,848

		110,952

	Diversified Financial Services - 1.68%
264	CME Group, Inc.	74,329
1,853	Interactive Brokers Group, Inc. (a)(b)	30,760
16	IntercontinentalExchange, Inc. (a)	1,808
21,826	JPMorgan Chase & Co.	799,051
465	Leucadia National Corp. (a)	9,072
870	Moodys Corp. (b)	17,330
2,611	MSCI, Inc. (a)(b)	71,541
3,877	NYSE Euronext	107,122

		1,111,013

	Diversified Telecommunication Services - 3.51%
90,210	AT&T, Inc. (b)	2,182,180
1,192	CenturyTel, Inc.	39,706
8,710	Windstream Corp.	91,978

		2,313,864

	Electric Utilities - 1.83%
258	Allete, Inc.	8,834
687	Cleco Corp. (b)	18,144
1,747	DPL, Inc.	41,753

Number of Shares		Value

10,373	Exelon Corp.	$393,863
6,555	Nextera Energy, Inc. (b)	319,622
12,638	Southern Co.	420,592

		1,202,808

	Electrical Equipment - 0.65%
111	AMETEK, Inc.	4,457
1,065	Brady Corp.	26,540
6,533	Emerson Electric Co.	285,426
276	Regal Beloit Corp.	15,395
1,934	Rockwell Automation, Inc.	94,940
34	Roper Industries, Inc. (b)	1,903

		428,661

	Electronic Equipment & Instruments - 0.47%
2,347	Agilent Technologies, Inc. (a)	66,725
227	Amphenol Corp.	8,917
3,716	AVX Corp.	47,639
7,674	Corning, Inc.	123,935
3,454	Molex, Inc. (b)	63,001

		310,217

	Energy Equipment & Services - 2.00%
4,038	Baker Hughes, Inc. (b)	167,860
2,023	Cameron International Corp. (a)(b)	65,788
597	Diamond Offshore Drilling, Inc. (b)	37,127
665	Ensco International Ltd.	26,121
489	FMC Technologies, Inc. (a)	25,751
8,479	Halliburton Co.	208,159
95	Helmerich & Payne, Inc. (b)	3,469
3,685	National-Oilwell Varco, Inc. (b)	121,863
2,558	Pride International, Inc. (a)	57,146
1,550	Rowan Companies, Inc. (a)	34,007
10,134	Schlumberger Ltd. (b)	560,817
259	Tidewater, Inc. (b)	10,028

		1,318,136

	Food & Staples Retailing - 1.83%
3,034	Casey’s General Stores, Inc.	105,887
6,312	Costco Wholesale Corp.	346,087
12,477	CVS Caremark Corporation	365,826
12,512	Walgreen Co.	334,070
1,568	Whole Foods Market, Inc. (a)(b)	56,479

		1,208,349

	Food Products - 1.25%
3,462	Campbell Soup Co.	124,043
570	Flowers Foods, Inc. (b)	13,925
4,664	General Mills, Inc.	165,666
3,978	H.J. Heinz Co.	171,930
2,594	Hershey Co.	124,330
1,840	Hormel Foods Corp. (b)	74,483
2,281	Kellogg Co.	114,734
126	McCormick & Co, Inc.	4,783
277	Ralcorp Holdings, Inc. (a)(b)	15,180
279	The J.M. Smucker Co.	16,801

		825,875

	Gas Utilities - 0.16%
867	Energen Corp.	38,434
110	EQT Corp.	3,975
1,166	National Fuel Gas Co.	53,496
267	Questar Corp. (b)	12,146

		108,051

Number of Shares		Value

	Health Care Equipment & Supplies - 1.43%
5,404	Baxter International, Inc.	$219,618
557	Beckman Coulter, Inc.	33,582
1,401	Becton Dickinson & Co. (b)	94,736
22,708	Boston Scientific Corp. (a)	131,706
425	C.R. Bard, Inc.	32,950
363	DENTSPLY International, Inc. (b)	10,857
1,386	Hologic, Inc. (a)	19,307
768	Hospira, Inc. (a)	44,122
57	Inverness Medical Innovations, Inc. (a)	1,520
208	Kinetic Concepts, Inc. (a)	7,594
4,963	Medtronic, Inc.	180,008
600	St. Jude Medical, Inc. (a)	21,654
2,087	Stryker Corp. (b)	104,475
339	Varian Medical Systems, Inc. (a)	17,723
397	Zimmer Holdings, Inc. (a)	21,458

		941,310

	Health Care Providers & Services - 3.51%
6,843	Aetna, Inc.	180,518
11,102	AmerisourceBergen Corp. (b)	352,489
81	Brookdale Senior Living, Inc. (a)	1,215
134	Cerner Corp. (a)(b)	10,169
5,312	CIGNA Corp.	164,991
2,704	Express Scripts, Inc. (a)	127,142
1,072	Henry Schein, Inc. (a)(b)	58,853
701	Laboratory Corporation of America Holdings (a)(b)	52,820
4,733	McKesson Corp.	317,868
5,701	Medco Health Solutions, Inc. (a)	314,011
2,795	Omnicare, Inc.	66,242
646	Owens & Minor, Inc.	18,333
1,124	Patterson Companies, Inc. (b)	32,068
1,509	PerkinElmer, Inc.	31,191
1,414	Quest Diagnostics, Inc.	70,375
16,676	UnitedHealth Group, Inc.	473,598
1,261	Universal Health Services, Inc.	48,107

		2,319,990

	Hotels, Restaurants & Leisure - 1.40%
6,933	Carnival Corp.	209,654
3,093	International Game Technology (b)	48,560
9	Las Vegas Sands Corp. (a)(b)	199
1,539	Marriott International, Inc.	46,078
8,474	McDonald’s Corp.	558,183
2,114	Starbucks Corp. (b)	51,370
328	Wendy’s Arby’s Group, Inc. (b)	1,312
101	Wynn Resorts, Limited (b)	7,703

		923,059

	Household Durables - 0.14%
1,903	Garmin Ltd. (b)	55,530
273	Harman International Industries, Inc. (a)	8,160
718	Tupperware Brands Corp.	28,612

		92,302

	Household Products - 2.71%
13	Church & Dwight, Inc.	815
2,932	Colgate Palmolive Co.	230,924
29	Energizer Holdings, Inc. (a)	1,458
4,771	Kimberly Clark Corp.	289,266
21,157	Procter & Gamble Co.	1,268,997

		1,791,460

Number of Shares		Value

	Industrial Conglomerates - 1.02%
7,217	3M Co.	$570,071
888	Carlisle Companies, Inc.	32,083
2,420	McDermott International, Inc. (a)	52,417
14	Seaboard Corp.	21,140

		675,711

	Insurance - 2.50%
4,154	Aflac, Inc.	177,251
168	Alleghany Corp. (a)	49,274
1,397	Allied World Assurance Holdings, Ltd.	63,396
2,176	Aon Corp.	80,773
2,573	Arthur J. Gallagher & Co.	62,730
3,049	Aspen Insurance Holdings Ltd.	75,432
3,791	Axis Capital Holdings Ltd.	112,669
818	Brown & Brown, Inc.	15,657
2,391	CNA Financial Corp. (a)(b)	61,114
1,296	Erie Indemnity Co.	58,968
646	Everest Re Group, Ltd.	45,685
1,300	HCC Insurance Holdings, Inc.	32,188
77	Markel Corp. (a)	26,180
9,438	Marsh & McLennan Cos., Inc. (b)	212,827
571	Mercury General Corp.	23,662
4,408	Montpelier Re Holdings Ltd.	65,811
1,059	PartnerRe Ltd.	74,278
1,570	Platinum Underwriters Holdings Ltd.	56,975
1,759	Reinsurance Group of America	80,404
1,230	RenaissanceRe Holdings Ltd. (b)	69,212
663	The Hanover Insurance Group, Inc.	28,841
2,476	Transatlantic Holdings, Inc.	118,749
1,616	Validus Holdings Ltd.	39,463
60	Wesco Financial Corp.	19,392
4	White Mountains Insurance Group Ltd.	1,297

		1,652,228

	Internet & Catalog Retail - 0.38%
1,747	Amazon.com, Inc. (a)(b)	190,878
3,266	Expedia, Inc.	61,335

		252,213

	Internet Software & Services - 2.35%
9,862	eBay, Inc. (a)	193,394
2,887	Google, Inc. (a)	1,284,571
5,256	Yahoo, Inc. (a)	72,690

		1,550,655

	IT Services - 1.81%
114	Alliance Data Systems Corp. (a)(b)	6,785
2,304	Amdocs Ltd. (a)	61,862
5,206	Automatic Data Processing, Inc.	209,593
2,290	Broadridge Financial Solutions, Inc.	43,625
335	Cognizant Technology Solutions Corp. (a)	16,770
1,766	Fidelity National Information Services (b)	47,364
1,033	Fiserv, Inc. (a)	47,167
126	Global Paynments, Inc.	4,604
1,282	Hewitt Associates, Inc. (a)	44,178
19	Lender Processing Services, Inc.	595
366	Mastercard, Inc. (b)	73,028
3,612	Paychex, Inc.	93,804
7,093	SAIC, Inc. (a)	118,737
3,905	Total System Services, Inc.	53,108
3,446	Visa, Inc. (b)	243,804
4,371	Wright Express Corp. (a)(b)	129,819

		1,194,843

Number of Shares		Value

	Leisure Equipment & Products - 0.29%
1,657	Hasbro, Inc.	$68,103
5,708	Mattel, Inc.	120,781

		188,884

	Life Sciences Tools & Services - 0.47%
1,177	Charles River Laboratories (a)	40,265
340	Covance, Inc. (a)(b)	17,449
106	Furiex Pharmaceuticals, Inc. (a)	1,077
363	Life Technologies Corp. (a)	17,152
80	Millipore Corp. (a)	8,532
1,275	Pharmaceutical Product Development, Inc.	32,398
3,980	Thermo Fisher Scientific, Inc. (a)	195,218

		312,091

	Machinery - 1.43%
2,281	Cummins, Inc.	148,562
4,524	Danaher Corp.	167,931
666	Donaldson Company, Inc.	28,405
2,357	Dover Corp.	98,499
932	Flowserve Corp.	79,034
35	IDEX Corp.	1,000
5,562	Illinois Tool Works, Inc.	229,598
426	Joy Global, Inc.	21,338
943	Lincoln Electric Holdings, Inc.	48,084
987	Oshkosh Corp. (a)	30,755
1,289	Pall Corp.	44,303
1,347	Pentair, Inc.	43,373

		940,882

	Marine - 0.01%
520	Genco Shipping & Trading Ltd. (a)	7,795

	Media - 2.64%
38,532	Comcast Corp.	669,300
7,821	DIRECTV (a)	265,288
349	Discovery Communications (a)	10,795
375	Interactive Data Corp.	12,518
327	Lamar Advertising Co. (a)	8,018
36,384	News Corp.	435,153
360	Scripps Networks Interactive, Inc.	14,522
10,623	The Walt Disney Co. (b)	334,625

		1,750,219

	Metals & Mining - 1.01%
40	Cliffs Natural Resources, Inc.	1,886
3,536	Freeport-McMoran Copper & Gold, Inc.	209,084
2,563	Newmont Mining Corp.	158,240
344	Reliance Steel & Aluminum Co. (b)	12,436
46	Schnitzer Steel Industries, Inc. (b)	1,803
9,826	Southern Copper Corp.	260,782
1,272	Titanium Metals Corp. (a)	22,374

		666,605

	Multiline Retail - 0.32%
2,638	Dollar Tree, Inc. (a)	109,819
2,165	Kohls Corp. (a)	102,838

		212,657

	Oil & Gas - 3.65%
2,771	Anadarko Petroleum Corp.	100,005
2,576	Apache Corp. (b)	216,873
148	Arch Coal, Inc.	2,932

Number of Shares		Value

438	Cabot Oil & Gas Corp. (b)	$13,718
3,451	Chesapeake Energy Corp. (b)	72,298
1,239	Cimarex Energy Co.	88,688
1,229	Consol Energy, Inc. (b)	41,491
370	Continental Resources, Inc. (a)	16,509
15	Denbury Resources, Inc. (a)(b)	220
6,504	Devon Energy Corp.	396,224
1,049	EOG Resources, Inc.	103,190
147	EXCO Resources, Inc.	2,148
2,572	Exxon Mobil Corp.	146,784
659	Massey Energy Corp. (b)	18,024
1,477	Newfield Exploration Co. (a)	72,166
834	Noble Energy, Inc. (b)	50,315
136	Nordic American Tanker Shipping Ltd. (b)	3,820
7,975	Occidental Petroleum Corp. (b)	615,271
1,444	Peabody Energy Corp.	56,504
28	Petrohawk Energy Corp. (a)	475
1,024	Pioneer Natural Resources Co. (b)	60,877
2,703	Plains Exploration & Production Co. (a)	55,709
188	Range Resources Corp. (b)	7,548
20	Southwestern Energy Co. (a)(b)	773
8,262	Spectra Energy Corp. (b)	165,818
49	Whiting Petroleum Corp. (a)(b)	3,843
3,852	World Fuel Services Corp. (b)	99,921
177	SM Energy Co.	7,108

		2,419,252

	Personal Products - 0.44%
1,049	Alberto-Culver Co.	28,417
4,543	Avon Products, Inc.	120,390
857	Herbalife Ltd.	39,465
28	NBTY, Inc. (a)	952
1,843	The Estee Lauder Cos., Inc.	102,710

		291,934

	Pharmaceuticals - 7.99%
13,918	Abbott Laboratories	651,084
981	Allergan, Inc.	57,153
19,702	Bristol Myers Squibb Co. (b)	491,368
11,220	Eli Lilly & Co.	375,870
1,567	Endo Pharmaceuticals Holdings, Inc. (a)	34,192
3,677	Forest Labs, Inc. (a)	100,860
1,173	Genzyme Corp. (a)	59,553
22,617	Johnson & Johnson	1,335,761
25,331	Merck & Co., Inc.	885,825
309	Mylan Laboratories, Inc. (a)(b)	5,265
93	Perrigo Co. (b)	5,494
86,245	Pfizer, Inc.	1,229,854
981	Watson Pharmaceuticals, Inc. (a)	39,799

		5,272,078

	Professional Services - 0.11%
647	Equifax, Inc.	18,155
1,816	Robert Half International, Inc. (b)	42,767
150	The Dun & Bradstreet Corporation	10,068

		70,990

	Real Estate - 0.04%
324	Forest City Enterprises, Inc. (a)(b)	3,668
340	Jones Lang Lasalle, Inc.	22,317

		25,985

Number of Shares		Value

	Road & Rail - 1.18%
3,787	CSX Corp.	$187,949
971	J.B. Hunt Transport Services, Inc.	31,723
141	Kansas City Southern (a)	5,125
4,386	Norfolk Southern Corp.	232,677
4,643	Union Pacific Corp.	322,735

		780,209

	Semiconductor & Semiconductor Equipment - 2.79%
708	Altera Corp. (b)	17,565
2,601	Analog Devices, Inc.	72,464
3,252	Applied Materials, Inc.	39,089
2,552	Broadcom Corp. (b)	84,139
51,800	Intel Corp.	1,007,511
1,394	Intersil Corp. (b)	16,881
133	KLA-Tencor Corp.	3,708
345	Lam Research Corp. (a)(b)	13,131
856	Linear Technology Corp. (b)	23,805
464	LSI Corp. (a)	2,134
2,101	Marvell Technology Group Ltd. (a)	33,112
5,315	Maxim Integrated Products, Inc.	88,920
3,540	MEMC Electronic Materials, Inc. (a)(b)	34,975
1,520	Microchip Technology, Inc. (b)	42,165
3,070	National Semiconductor Corp.	41,322
438	NVIDIA Corp. (a)	4,472
10,866	Texas Instruments, Inc.	252,961
2,409	Xilinx, Inc. (b)	60,851

		1,839,205

	Software - 5.28%
4,399	Activision Blizzard, Inc.	46,146
1,487	Adobe Systems, Inc. (a)	39,301
360	Autodesk, Inc. (a)	8,770
780	BMC Software, Inc. (a)	27,011
2,467	CA, Inc.	45,393
419	Citrix Systems, Inc. (a)	17,694
1,263	Electronic Arts, Inc. (a)	18,187
2,007	Intuit, Inc. (a)	69,783
479	McAfee, Inc. (a)	14,715
97,385	Microsoft Corp.	2,240,830
39,128	Oracle Corp.	839,687
6,481	Symantec Corp. (a)	89,956
635	Synopsys, Inc. (a)(b)	13,252
221	VMware, Inc. (a)(b)	13,832

		3,484,557

	Specialty Retail - 1.49%
954	Aarons, Inc. (b)	16,285
1,628	Advance Auto Parts, Inc.	81,693
2,993	American Eagle Outfitters (b)	35,168
934	Bed Bath & Beyond, Inc. (a)	34,633
1,182	CarMax, Inc. (a)(b)	23,522
2,381	Dicks Sporting Goods, Inc. (a)	59,263
2,000	GameStop Corp. (a)(b)	37,580
515	Guess?, Inc.	16,089
83	O’Reilly Automotive, Inc. (a)	3,947
1,350	PetSmart, Inc.	40,730
1,131	Ross Stores, Inc.	60,271
1,680	Sherwin Williams Co.	116,239
5,180	Staples, Inc.	98,679
9,106	The Gap, Inc.	177,202
3,757	The TJX Companies, Inc.	157,606
653	Tiffany & Co. (b)	24,755

		983,662

Number of Shares		Value

	Textiles, Apparel & Luxury Goods - 0.55%
383	Coach, Inc.	$13,999
3,052	Nike, Inc.	206,163
492	Phillips-Van Heusen Corp.	22,765
665	Polo Ralph Lauren Corp.	48,518
1,045	VF Corp.	74,383

		365,828

	Thrifts & Mortgage Finance - 0.32%
869	First Niagara Financial Group, Inc. (b)	10,889
3,118	Hudson City Bancorp	38,164
4,628	New York Community Bancorp, Inc. (b)	70,670
3,388	People’s United Financial, Inc.	45,738
1,005	TFS Financial Corp.	12,472
1,991	Washington Federal, Inc.	32,214

		210,147

	Tobacco - 2.33%
2,975	Lorillard, Inc.	214,141
22,708	Philip Morris International, Inc.	1,040,934
5,407	Reynolds American, Inc.	281,813

		1,536,888

	Trading Companies & Distributors - 0.18%
4,709	Aircastle Ltd.	36,966
528	Fastenal Co. (b)	26,500
1	MSC Industrial Direct Co., Inc.	51
526	W.W. Grainger, Inc. (b)	52,310

		115,827

	Water Utilities - 0.02%
739	Aqua America, Inc. (b)	13,066

	Wireless Telecommunication Services - 0.10%
208	American Tower Corp. (a)	9,256
220	Crown Castle International Corp. (a)	8,197
1,564	NII Holdings, Inc. (a)	50,861

		68,314

	Total Common Stocks (Cost $57,859,785)	59,311,483

	MANAGEMENT INVESTMENT COMPANIES - 0.03%
	Capital Markets - 0.03%
1,927	Apollo Investment Corp.	17,979
59	ARES Capital Corp.	739

	Total Management Investment Companies (Cost $19,327)	18,718

	REAL ESTATE INVESTMENT TRUSTS - 0.99%
	Real Estate Investment Trusts - 0.99%
186	Alexandria Real Estate Equities, Inc.	11,787
5	AMB Property Corp.	119
1,225	Annaly Capital Management, Inc. (b)	21,009
77	AvalonBay Communities, Inc.	7,189
69	Biomed Realty Trust, Inc.	1,110
643	Boston Properties, Inc.	45,872
22	Brandywine Realty Trust	237
249	BRE Properties, Inc.	9,196
5	Camden Property Trust (b)	204
116	Cousins Properties, Inc. (b)	782
208	DCT Industrial Trust, Inc.	940
81	DiamondRock Hospitality Co.	666
231	Douglas Emmett, Inc.	3,285

Number of Shares		Value

762	Duke Realty Corp.	$8,649
413	Entertainment Properties Trust (b)	15,723
4	Equity One	62
160	Equity Residential	6,662
76	Essex Property Trust, Inc.	7,413
231	Federal Realty Investment Trust	16,232
1,598	First Industrial Realty Trust (a)	7,702
2,182	Hatteras Financial Corp. (b)	60,704
473	HCP, Inc. (b)	15,254
67	Health Care REIT, Inc.	2,701
182	Highwoods Properties, Inc.	5,052
10	Home Properties, Inc.	451
931	Hospitality Property Trust	19,644
1,458	Host Hotels & Resorts, Inc.	19,654
34	HRTP Properties Trust	211
822	Kimco Realty Corp.	11,048
3,521	Lexington Realty Trust (b)	21,161
242	Liberty Property Trust	6,982
92	Macerich Co. (b)	3,433
783	Mack-Cali Realty Corp.	23,279
703	MFA Financial, Inc.	5,202
69	National Retail Properties, Inc. (b)	1,479
459	Nationwide Health Properties, Inc.	16,418
56	Plum Creek Timber Co., Inc. (b)	1,934
37	Post Properties, Inc. (b)	841
528	Public Storage	46,416
558	Rayonier, Inc.	24,563
759	Realty Income Corp. (b)	23,020
4,564	Redwood Trust, Inc. (b)	66,818
218	Regency Centers Corp. (b)	7,499
51	Senior Housing Properties Trust	1,026
501	Simon Property Group, Inc.	40,456
82	SL Green Realty Corp. (b)	4,513
61	UDR, Inc.	1,167
303	Ventas, Inc.	14,226
431	Vornado Realty Trust	31,441
706	Weingarten Realty Investors (b)	13,449

	Total Real Estate Investment Trusts (Cost $578,294)	654,881

	SHORT-TERM INVESTMENTS - 8.04%
	Money Market Funds - 8.04%
5,307,724	Federated Prime Obligations Fund Effective Yield, 0.22%	5,307,724

	Total Short-Term Investments (Cost $5,307,724)	5,307,724

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 17.57%
	Money Market Funds - 17.57%
11,597,945	Mount Vernon Prime Portfolio Effective Yield, 0.28%	11,597,945

	Total Investments Purchased as Securities Lending Collateral (Cost $11,597,945)	11,597,945

	Total Investments (Cost $75,363,075) - 116.49%	76,890,751
	Liabilities in Excess of Other Assets - (16.49)%	(10,887,522)

	TOTAL NET ASSETS - 100.00%	$66,003,229

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of investments	$75,363,075

Gross unrealized appreciation	4,764,900
Gross unrealized depreciation	(3,237,224)

Net unrealized appreciation	$1,527,676

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
June 30, 2010

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Depreciation

S&P 500 Index Mini Futures	115	$ 5,952,975	Sep-10	$(273,623)

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

AssetMark Enhanced Fundamental Index® Large Company Growth Fund

	Level 1	Level 2	Level 3	Total

Equity
Consumer Discretionary	$4,787,613	$—	$—	$4,787,613
Consumer Staples	7,854,910	—	—	7,854,910
Energy	3,737,388	—	—	3,737,388
Financials	7,630,653	—	—	7,630,653
Health Care	9,526,421	—	—	9,526,421
Industrials	6,599,734	—	—	6,599,734
Information Technology	14,255,907	—	—	14,255,907
Materials	1,886,353	—	—	1,886,353
Telecommunication Services	2,382,178	—	—	2,382,178
Utilities	1,323,925	—	—	1,323,925

Total Equity	59,985,082	—	—	59,985,082

Short Term Investments	5,307,724	—	—	5,307,724

Investments Purchased as Securities Lending Collateral	11,597,945	—	—	11,597,945

Total Investments in Securities	$76,890,751	$—	$—	$76,890,751

Other Financial Instruments*	$(273,623)	$—	$—	$(273,623)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized (depreciation) on the instrument.

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maintain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of June 30, 2010

Liability Derivatives 2010

Balance Sheet Location	Value

Variation margin on futures contracts*	$273,623

$273,623

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly notional amount of futures, forwards and swaps during the period ended June 30, 2010 were as follows:

Long Positions	AssetMark Fundamental Index® Large Company Growth Fund

Futures	$5,126,834

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

AssetMark Enhanced Fundamental Index® Large Company Value Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 90.56%
	Aerospace & Defense - 2.11%
507	Alliant Techsystems, Inc. (a)	$31,464
7,240	Boeing Co. (b)	454,310
7,927	Honeywell International, Inc.	309,391
4,895	Northrop Grumman Corp. (b)	266,484
2,384	Spirit AeroSystems Holdings, Inc. (a)	45,439

		1,107,088

	Airlines - 0.42%
215	Alaska Air Group, Inc. (a)(b)	9,664
4,879	AMR Corp. (a)	33,080
821	Continental Airlines, Inc. (a)	18,062
1,823	Delta Air Lines, Inc. (a)(b)	21,420
986	JetBlue Airways Corp. (a)(b)	5,413
1,878	Skywest, Inc.	22,949
2,888	UAL Corp. (a)(b)	59,378
5,659	US Airways Group, Inc. (a)	48,724

		218,690

	Auto Components - 1.27%
3,726	ArvinMeritor, Inc. (a)	48,811
943	Autoliv, Inc. (a)(b)	45,123
555	BorgWarner, Inc. (a)	20,724
368	Cooper Tire & Rubber Co.	7,176
2,915	Dana Holding Corp. (a)	29,150
2,846	Federal Mogul Corp. (a)	37,055
8,050	Goodyear Tire & Rubber Co. (a)(b)	80,017
7,694	Johnson Controls, Inc.	206,738
2,171	Tenneco, Inc. (a)	45,721
4,634	TRW Automotive Holdings Corp. (a)	127,759
501	WABCO Holdings, Inc. (a)(b)	15,771

		664,045

	Automobiles - 0.34%
17,617	Ford Motor Co. (a)(b)	177,579
37	Harley Davidson, Inc.	823

		178,402

	Beverages - 0.53%
4,299	Coca Cola Enterprises, Inc.	111,173
3,652	Constellation Brands, Inc. (a)	57,044
2,855	Dr. Pepper Snapple Group, Inc.	106,748

		274,965

	Building Products - 0.58%
2,593	Armstrong World Industries, Inc. (a)	78,257
687	Lennox International, Inc.	28,559
8,365	Masco Corp.	90,007
3,067	Owens Corning (a)	91,734
1,049	USG Corp. (a)	12,672

		301,229

	Capital Markets - 0.62%
6,096	American Capital Ltd.	29,383
1,114	E Trade Financial Corp. (a)	13,167
2,741	Legg Mason, Inc.	76,830

Number of Shares		Value

4,006	MF Global Holdings Ltd. (a)	$22,874
7,759	Morgan Stanley	180,087

		322,341

	Chemicals - 1.95%
944	Ashland, Inc.	43,820
1,062	Cabot Corp.	25,605
858	Cytec Industries, Inc.	34,311
8,391	E.I. du Pont de Nemours & Co. (b)	290,245
1,275	Eastman Chemical Co.	68,034
3,616	Huntsman Corp.	31,351
996	Nalco Holding Company	20,378
1,881	Olin Corp.	34,027
2,147	PPG Industries, Inc.	129,700
1,456	Rockwood Holdings, Inc. (a)	33,037
2,490	RPM International, Inc.	44,422
11,104	The Dow Chemical Co. (b)	263,387

		1,018,317

	Commercial Banks - 2.33%
1,868	Associated Banc Corp. (b)	22,902
8,628	CapitalSource, Inc.	41,069
37,722	Citizens Republic Bancorp, Inc. (a)(b)	32,064
721	Comerica, Inc. (b)	26,554
296	East West Bancorp, Inc.	4,514
12,971	Fifth Third Bancorp	159,414
16,008	First Bancorp (b)	8,484
2,591	First Horizon National Corp. (a)(b)	29,667
2,613	Fulton Financial Corp.	25,215
7,634	Huntington Bancshares, Inc.	42,292
181	International Bancshares Corp. (b)	3,021
18,665	KeyCorp (b)	143,534
12,062	Marshall & Ilsley Corp.	86,605
26,169	Popular, Inc. (a)	70,133
7,240	Regions Financial Corporation	47,639
8,564	SunTrust Banks, Inc. (b)	199,541
3,781	Susquehanna Bancshares, Inc. (b)	31,496
25,550	Synovus Financial Corp. (b)	64,897
3,693	TCF Financial Corp. (b)	61,341
69,674	The South Financial Group (b)	18,986
282	Trustmark Corp. (b)	5,871
324	Webster Financial Corp.	5,813
3,263	Whitney Holding Corp. (b)	30,183
1,325	Wilmington Trust Corp. (b)	14,694
1,995	Zions Bancorporation (b)	43,032

		1,218,961

	Commercial Services & Supplies - 1.13%
1,565	Avery Dennison Corp. (b)	50,283
363	Brinks Co.	6,908
1,252	Deluxe Corp.	23,475
1,141	HNI Corp. (b)	31,480
4,326	Pitney Bowes, Inc. (b)	94,999
5,066	R.R. Donnelley & Sons Co.	82,930
9,331	Steelcase, Inc.	72,315
665	United Stationers, Inc. (a)	36,223
6,101	Waste Management, Inc.	190,901

		589,514

	Communications Equipment - 0.18%
14,313	Motorola, Inc. (a)	93,321

Number of Shares		Value

	Computers & Peripherals - 0.74%
19,810	Dell, Inc. (a)	$238,908
2,265	Lexmark International, Inc. (a)	74,813
4,326	NCR Corp. (a)	52,431
1,640	Seagate Technology (a)	21,386

		387,538

	Construction & Engineering - 0.22%
2,616	EMCOR Group, Inc. (a)	60,613
1,188	Granite Construction, Inc.	28,013
1,623	Tutor Perini Corp. (a)	26,747

		115,373

	Consumer Finance - 0.84%
5,424	American Express Co.	215,333
1,585	AmeriCredit Corp. (a)	28,879
3,936	Capital One Financial Corp. (b)	158,621
7,740	CompuCredit Holdings Corp.	30,650
66	Nelnet, Inc.	1,272
251	SLM Corp. (a)(b)	2,608
72	Student Loan Corp.	1,734

		439,097

	Containers & Packaging - 0.96%
2,917	Bemis, Inc.	78,759
2,550	Crown Holdings, Inc. (a)	63,852
2,609	Graphic Packaging Holding Co. (a)	8,218
2,217	Owens-Illinois, Inc. (a)	58,640
1,427	Packaging Corp. of America	31,423
1,640	Pactiv Corp. (a)	45,674
2,592	Sealed Air Corp.	51,114
610	Silgan Holdings, Inc.	17,312
1,922	Sonoco Products Co.	58,583
4,348	Temple Inland, Inc.	89,872

		503,447

	Distributors - 0.46%
3,026	Core-Mark Holding Co., Inc. (a)	82,912
3,959	Genuine Parts Co.	156,183

		239,095

	Diversified Consumer Services - 0.13%
393	Career Education Corp. (a)(b)	9,047
1,496	Regis Corp. (b)	23,293
4,560	Service Corp International (b)	33,744

		66,084

	Diversified Financial Services - 2.28%
47,108	Bank of America Corporation	676,941
130,000	Citigroup, Inc. (a)(b)	488,800
1,313	PHH Corp. (a)(b)	25,000

		1,190,741

	Diversified Telecommunication Services - 2.50%
14,322	Frontier Communications Corp. (b)	101,829
4,928	Level 3 Communications, Inc. (a)	5,372
31,378	Qwest Communications International, Inc. (b)	164,735
36,930	Verizon Communications, Inc.	1,034,778

		1,306,714

	Electric Utilities - 4.10%
13,021	AES Corp. (a)	120,314
1,951	Allegheny Energy, Inc. (b)	40,347
7,538	American Electric Power Company, Inc.	243,477
23,113	Duke Energy Corp.	369,808
6,900	Edison International	218,868
2,711	Entergy Corp.	194,162

Number of Shares		Value

4,213	FirstEnergy Corp. (b)	$148,424
757	Great Plains Energy, Inc.	12,884
4,929	Hawaiian Electric Industries, Inc. (b)	112,283
1,499	IDACORP, Inc.	49,872
2,440	Northeast Utilities	62,171
1,784	NV Energy, Inc.	21,069
4,768	Pepco Holdings, Inc.	74,762
1,992	Pinnacle West Capital Corp.	72,429
1,729	PNM Resources, Inc.	19,330
1,330	Portland General Electric Co.	24,379
4,921	PPL Corp. (b)	122,779
4,854	Progress Energy, Inc.	190,374
389	UniSource Energy Corp.	11,740
1,775	Westar Energy, Inc.	38,358

		2,147,830

	Electrical Equipment - 0.23%
490	A.O. Smith Corp.	23,613
308	Acuity Brands, Inc. (b)	11,205
1,812	General Cable Corp. (a)(b)	48,290
310	Hubbell, Inc.	12,304
743	Thomas & Betts Corp. (a)	25,782

		121,194

	Electronic Equipment & Instruments - 1.42%
1,019	Anixter International, Inc. (a)	43,409
4,525	Arrow Electronics, Inc. (a)	101,134
4,541	Avnet, Inc. (a)	109,484
2,322	Benchmark Electronics, Inc. (a)	36,804
7,822	Ingram Micro, Inc. (a)	118,816
4,546	Insight Enterprises, Inc. (a)	59,825
3,268	Jabil Circuit, Inc.	43,464
1,571	Synnex Corp. (a)	40,249
3,814	Tech Data Corp. (a)	135,856
6,435	Vishay Intertechnology, Inc. (a)	49,807

		738,848

	Energy Equipment & Services - 0.48%
2,673	Exterran Holdings, Inc. (a)(b)	68,989
3,379	Helix Energy Solutions Group, Inc. (a)	36,392
1,812	Key Energy Services, Inc. (a)	16,634
2,738	Nabors Industries Ltd. (a)	48,244
200	Oil States International, Inc. (a)	7,916
446	Patterson-UTI Energy, Inc.	5,740
424	Seacor Holdings, Inc. (a)	29,960
578	Smith International, Inc.	21,762
210	Superior Energy Services, Inc. (a)	3,921
327	Unit Corp. (a)	13,273

		252,831

	Food & Staples Retailing - 6.47%
2,290	BJ’s Wholesale Club, Inc. (a)	84,753
15,321	Kroger Co.	301,669
1,367	Nash-Finch Co.	46,697
48,602	Rite Aid Corp. (a)(b)	47,630
827	Ruddick Corp. (b)	25,629
10,860	Safeway, Inc.	213,508
12,584	SUPERVALU, Inc.	136,411
9,087	SYSCO Corp. (b)	259,616
7,222	The Great Atlantic & Pacific Tea Co. (a)(b)	28,166
44,758	Wal-Mart Stores, Inc.	2,151,516
356	Weis Markets, Inc.	11,716
8,106	Winn Dixie Stores, Inc. (a)	78,142

		3,385,453

Number of Shares		Value

	Food Products - 3.06%
12,974	Archer Daniels Midland Co.	$334,989
2,479	Bunge Limited	121,942
2,843	Chiquita Brands International, Inc. (a)(b)	34,542
6,618	Conagra Foods, Inc.	154,332
786	Corn Products International, Inc. (b)	23,816
14,610	Dean Foods Co. (a)	147,123
1,691	Del Monte Foods Co. (b)	24,333
441	Fresh Del Monte Produce, Inc. (a)	8,926
18,759	Kraft Foods, Inc. (b)	525,252
8,084	Sara Lee Corp. (b)	113,984
1,675	Smithfield Foods, Inc. (a)	24,958
5,460	Tyson Foods, Inc.	89,489

		1,603,686

	Gas Utilities - 0.74%
993	AGL Resources, Inc.	35,569
1,691	Atmos Energy Corp.	45,725
740	New Jersey Resources Corp.	26,048
2,468	Nicor, Inc. (b)	99,953
912	Oneok, Inc.	39,444
834	Piedmont Natural Gas, Inc. (b)	21,100
1,077	Southwest Gas Corp.	31,772
1,983	UGI Corp.	50,448
1,043	WGL Holdings, Inc.	35,493

		385,552

	Health Care Equipment & Supplies - 0.22%
3,351	CareFusion Corp. (a)	76,068
1,212	Hill-Rom Holdings, Inc. (b)	36,881
88	Teleflex, Inc.	4,777

		117,726

	Health Care Providers & Services - 2.49%
1,365	Amerigroup Corp. (a)	44,335
7,354	Cardinal Health, Inc.	247,168
1,409	Community Health Systems, Inc. (a)	47,638
4,761	Coventry Health Care, Inc. (a)	84,174
689	Davita, Inc. (a)	43,021
3,004	Health Management Associates, Inc. (a)(b)	23,341
3,771	Health Net, Inc. (a)	91,899
3,885	Humana, Inc. (a)	177,428
4,626	Kindred Healthcare, Inc. (a)	59,398
423	Lifepoint Hospitals, Inc. (a)	13,282
690	Lincare Holdings, Inc. (a)(b)	22,432
5,718	Tenet Healthcare Corp. (a)	24,816
3,872	Universal American Corp. (a)(b)	55,757
862	Wellcare Health Plans, Inc. (a)	20,464
7,063	Wellpoint, Inc. (a)	345,593

		1,300,746

	Hotels, Restaurants & Leisure - 1.11%
11,116	AFC Enterprises, Inc. (a)	101,156
1,967	Boyd Gaming Corp. (a)	16,700
1,984	Brinker International, Inc.	28,689
468	Burger King Holdings, Inc.	7,881
779	Darden Restaurants, Inc.	30,264
5,616	Domino’s Pizza, Inc. (a)(b)	63,461
4,516	MGM MIRAGE (a)	43,534
619	Penn National Gaming, Inc. (a)	14,299

Number of Shares		Value

1,184	Royal Caribbean Cruises Ltd. (a)	$26,960
1,940	Starwood Hotels & Resorts Worldwide, Inc. (b)	80,374
1,706	Wyndham Worldwide Corp. (b)	34,359
3,381	Yum Brands, Inc.	131,993

		579,670

	Household Durables - 1.48%
10,861	Beazer Homes USA, Inc. (a)(b)	39,425
2,975	D.R. Horton, Inc. (b)	29,244
2,184	Fortune Brands, Inc.	85,570
12,722	Hovnanian Enterprises, Inc. (a)(b)	46,817
1,046	Jarden Corp.	28,106
2,690	KB Home (b)	29,590
2,951	Leggett & Platt, Inc.	59,197
1,973	Lennar Corp. (b)	27,444
188	M.D.C Holdings, Inc.	5,067
1,291	Mohawk Industries, Inc. (a)(b)	59,076
4,506	Newell Rubbermaid, Inc.	65,968
103	NVR, Inc. (a)(b)	67,468
647	Pulte Homes, Inc. (a)	5,357
2,103	Ryland Group, Inc.	33,269
652	Stanley Black & Decker, Inc.	32,939
981	Toll Brothers, Inc. (a)(b)	16,049
1,629	Whirlpool Corp. (b)	143,060

		773,646

	Household Products - 0.12%
996	Clorox Co.	61,911

	Independent Power Producers & Energy Traders - 0.53%
5,769	Calpine Corp. (a)	73,382
1,540	Constellation Energy Group, Inc.	49,665
5,697	Dynegy, Inc. (a)(b)	21,933
10,120	Mirant Corp. (a)(b)	106,867
6,124	RRI Energy, Inc. (a)	23,210

		275,057

	Industrial Conglomerates - 1.87%
63,099	General Electric Co.	909,888
4,164	Textron, Inc.	70,663

		980,551

	Insurance - 6.54%
5,563	Allstate Corp. (b)	159,825
2,613	American Financial Group, Inc.	71,387
3,046	American International Group, Inc. (a)(b)	104,904
889	American National Insurance Company	71,982
1,802	Arch Capital Group Ltd. (a)	134,249
3,004	Assurant, Inc.	104,239
6,100	Chubb Corp.	305,062
4,008	Cincinnati Financial Corp.	103,687
12,159	CNO Financial Group, Inc. (a)(b)	60,187
1,444	Endurance Specialty Holdings Ltd.	54,193
5,007	Fidelity National Financial, Inc.	65,041
2,852	First American Corp. (a)	36,163
1,681	Hartford Financial Services Group, Inc. (b)	37,201
3,649	Lincoln National Corp.	88,634
6,566	Loews Corp.	218,713
7,552	Metlife, Inc. (b)	285,164
1,603	Old Republic International Corp.	19,444
699	OneBeacon Insurance Group, Ltd.	10,010
3,369	Principal Financial Group, Inc.	78,969
4,684	Progressive Corp.	87,684

Number of Shares		Value

1,838	Protective Life Corp.	$39,315
4,627	Prudential Financial, Inc.	248,285
2,576	Selective Insurance Group, Inc.	38,279
959	StanCorp Financial Group, Inc.	38,878
3,747	The Phoenix Companies, Inc. (a)(b)	7,906
1,428	Torchmark Corp.	70,700
9,206	Travelers Companies, Inc.	453,397
1,804	Unitrin, Inc.	46,182
8,616	Unum Group (b)	186,967
3,016	W.R. Berkley Corp. (b)	79,803
7,457	XL Capital Ltd. (b)	119,387

		3,425,837

	Internet Software & Services - 0.02%
595	IAC/InterActiveCorp (a)	13,072

	IT Services - 0.55%
480	CACI International, Inc. (a)	20,390
3,643	Computer Sciences Corp.	164,846
1,812	Convergys Corp. (a)	17,776
2,852	Corelogic, Inc.	50,366
582	DST Systems, Inc.	21,033
960	The Western Union Co.	14,314

		288,725

	Leisure Equipment & Products - 0.18%
3,076	Brunswick Corp. (b)	38,235
7,163	Eastman Kodak Co. (a)(b)	31,087
503	Polaris Industries, Inc. (b)	27,474

		96,796

	Machinery - 2.24%
2,322	AGCO Corp. (a)	62,624
2,160	Briggs & Stratton Corp.	36,763
3,150	Caterpillar, Inc.	189,222
969	Crane Co.	29,273
2,334	Deere & Co.	129,957
1,743	Eaton Corp. (b)	114,062
216	Gardner Denver, Inc.	9,631
1,304	Harsco Corp.	30,644
904	Kennametal, Inc.	22,989
142	Manitowoc, Inc. (b)	1,298
1,962	Mueller Industries, Inc.	48,265
3,216	Mueller Water Products, Inc. - Class A	11,931
522	NACCO Industries, Inc.	46,333
930	Navistar International Corp. (a)	45,756
3,551	Paccar, Inc. (b)	141,578
1,501	Parker Hannifin Corp.	83,245
608	Snap On, Inc. (b)	24,873
984	SPX Corp.	51,965
1,073	Terex Corp. (a)	20,108
2,361	Timken Co.	61,362
751	Trinity Industries, Inc.	13,308

		1,175,187

	Marine - 0.03%
542	Alexander & Baldwin, Inc.	16,141

	Media - 4.40%
5,950	Belo Corp. (a)	33,856
778	Cablevision Systems Corp.	18,680
17,007	CBS Corp. (b)	219,901
1,037	Cinemark Holdings, Inc.	13,637
869	Clear Channel Outdoor Holdings, Inc. (a)	7,543

Number of Shares		Value

4,259	Dish Network Corp.	$77,301
8,078	Gannett Co., Inc.	108,730
7,063	Interpublic Group Cos., Inc. (a)(b)	50,359
2,992	Liberty Global, Inc. (a)	77,762
6,122	Liberty Media Corporation - Interactive (a)	64,281
1,602	Live Nation, Inc. (a)(b)	16,741
3,652	McGraw-Hill Companies, Inc.	102,767
952	Meredith Corp. (b)	29,636
3,060	New York Times Co. (a)	26,469
3,894	Omnicom Group, Inc.	133,564
3,373	RCN Corp. (a)	49,954
5,132	Regal Entertainment Group (b)	66,921
1,002	Scholastic Corp. (b)	24,168
5,693	The E.W. Scripps Co. (a)	42,299
123	The Washington Post Company	50,489
5,424	Time Warner Cable, Inc.	282,482
20,751	Time Warner, Inc.	599,910
5,387	Viacom, Inc. (a)	168,990
228	Virgin Media, Inc.	3,805
6,946	Warner Music Group Corp. (a)	33,758

		2,304,003

	Metals & Mining - 0.71%
1,474	AK Steel Holding Corp.	17,570
11,778	Alcoa, Inc.	118,487
1,006	Allegheny Technologies, Inc. (b)	44,455
1,916	Century Aluminum Co. (a)	16,918
2,677	Commercial Metals Co.	35,390
1,987	Nucor Corp.	76,062
170	Steel Dynamics, Inc. (b)	2,242
1,298	United States Steel Corp. (b)	50,038
882	Worthington Industries, Inc. (b)	11,343

		372,505

	Multiline Retail - 1.95%
1,345	Big Lots, Inc. (a)	43,161
1,778	Dillard’s, Inc. (b)	38,227
1,604	Family Dollar Stores, Inc.	60,455
5,567	J.C. Penney Co., Inc. (b)	119,579
6,751	Macy’s, Inc. (b)	120,843
1,636	Nordstrom, Inc. (b)	52,663
2,780	Saks, Inc. (a)(b)	21,100
2,532	Sears Holdings Corp. (a)(b)	163,694
8,162	Target Corp.	401,325

		1,021,047

	Multi-Utilities - 4.83%
2,001	Alliant Energy Corp.	63,512
9,269	Ameren Corp.	220,324
1,182	Avista Corp.	23,084
192	Black Hills Corp.	5,466
5,786	CenterPoint Energy, Inc.	76,144
5,607	CMS Energy Corp. (b)	82,143
7,065	Consolidated Edison, Inc.	304,502
4,901	Dominion Resources, Inc.	189,865
3,426	DTE Energy Co.	156,260
1,575	Integrys Energy Group, Inc. (b)	68,891
2,396	MDU Resources Group, Inc.	43,200
5,396	NiSource, Inc.	78,242
761	Northwestern Corp.	19,938
2,846	NRG Energy, Inc. (a)(b)	60,364

Number of Shares		Value

1,423	NSTAR (b)	$49,805
1,086	OGE Energy Corp.	39,704
6,169	PG&E Corp.	253,546
8,261	Public Services Enterprise Group, Inc.	258,817
1,671	SCANA Corp. (b)	59,755
3,762	Sempra Energy	176,024
3,214	Teco Energy, Inc.	48,435
1,432	Vectren Corp.	33,881
1,307	Wisconsin Energy Corp.	66,317
7,427	Xcel Energy, Inc. (b)	153,070

		2,531,289

	Office Electronics - 0.13%
8,479	Xerox Corp.	68,171

	Oil & Gas - 16.47%
67	Alon USA Energy, Inc. (b)	426
28,982	Chevron Corp.	1,966,719
20,135	ConocoPhillips	988,427
2,958	Crosstex Energy, Inc. (a)(b)	18,961
5,230	CVR Energy, Inc. (a)	39,330
3,552	Delek US Holdings, Inc.	25,930
1,360	El Paso Corp.	15,110
63,577	Exxon Mobil Corp.	3,628,339
987	Forest Oil Corp. (a)	27,004
1,024	Frontier Oil Corp.	13,773
650	Frontline Ltd.	18,551
4,395	General Maritime Corp.	26,546
7,177	Hess Corp.	361,290
610	Holly Corp. (b)	16,214
13,832	Marathon Oil Corp.	430,037
582	Mariner Energy, Inc. (a)(b)	12,501
2,516	Murphy Oil Corp. (b)	124,668
755	Overseas Shipholding Group, Inc. (b)	27,965
31	Ship Finance International Ltd.	554
234	Southern Union Co.	5,115
5,694	Sunoco, Inc. (b)	197,980
1,355	Teekay Corporation	35,460
7,417	Tesoro Corp. (b)	86,556
7,767	USEC, Inc. (a)	36,971
15,721	Valero Energy Corp.	282,664
4,680	W & T Offshore, Inc. (b)	44,273
10,996	Western Refining, Inc. (a)(b)	55,310
6,790	Williams Companies, Inc.	124,121

		8,610,795

	Paper & Forest Products - 0.63%
1,538	Domtar Corp. (a)	75,593
6,385	International Paper Co. (b)	144,493
1,807	Louisiana-Pacific Corp. (a)(b)	12,089
1,451	MeadWestvaco Corp.	32,212
1,912	Weyerhaeuser Co.	67,302

		331,689

	Pharmaceuticals - 0.01%
762	King Pharmaceuticals, Inc. (a)	5,784

	Professional Services - 0.37%
2,916	Kelly Services, Inc. (a)	43,361
3,452	Manpower, Inc.	149,057

		192,418

	Real Estate - 0.03%
1,132	CB Richard Ellis Group, Inc. (a)	15,407

Number of Shares		Value

	Road & Rail - 0.87%
1,707	AMERCO (a)	$93,970
8,811	Avis Budget Group (a)	86,524
1,099	Con-Way, Inc.	32,992
572	Dollar Thrifty Automotive Group, Inc. (a)(b)	24,373
6,684	Hertz Global Holdings, Inc. (a)(b)	63,231
1,551	Ryder Systems, Inc. (b)	62,397
3,358	Werner Enterprises, Inc. (b)	73,507
117,709	YRC Worldwide, Inc. (a)	17,656

		454,650

	Semiconductor & Semiconductor Equipment - 0.17%
1,463	Advanced Micro Devices, Inc. (a)(b)	10,709
7,031	Amkor Technology, Inc. (a)	38,741
1,740	Fairchild Semiconductor International (a)	14,633
1,061	Micron Technology, Inc. (a)(b)	9,008
694	Novellus Systems, Inc. (a)(b)	17,600

		90,691

	Specialty Retail - 3.95%
470	Abercrombie & Fitch Co.	14,424
2,655	Asbury Automotive Group, Inc. (a)	27,984
6,608	AutoNation, Inc. (a)(b)	128,856
377	AutoZone, Inc. (a)	72,844
3,300	Barnes & Noble, Inc. (b)	42,570
3,936	Best Buy Co., Inc. (b)	133,273
28,107	Borders Group, Inc. (a)(b)	37,382
1,750	Collective Brands, Inc. (a)	27,650
5,456	Foot Locker, Inc.	68,855
1,424	Group 1 Automotive, Inc. (a)(b)	33,507
19,893	Home Depot, Inc.	558,396
5,332	Limited Brands, Inc.	117,677
18,728	Lowe’s Companies, Inc.	382,425
769	Mens Wearhouse, Inc.	14,119
6,057	Office Depot, Inc. (a)	24,470
3,554	OfficeMax, Inc. (a)(b)	46,415
4,189	Penske Automotive Group, Inc. (a)	47,587
2,309	Radioshack Corp.	45,049
2,306	Rent-A-Center, Inc. (a)	46,720
1,948	Signet Jewelers Limited (a)(b)	53,570
4,091	Sonic Automotive, Inc. (a)	35,019
4,525	The Pantry, Inc. (a)	63,848
1,834	Williams Sonoma, Inc. (b)	45,520

		2,068,160

	Textiles, Apparel & Luxury Goods - 0.15%
1,051	Hanesbrands, Inc. (a)	25,287
2,395	Jones Apparel Group, Inc.	37,961
4,065	Liz Claiborne, Inc. (a)(b)	17,154

		80,402

	Thrifts & Mortgage Finance - 0.04%
957	Astoria Financial Corp.	13,169
1,169	MGIC Investment Corp. (a)(b)	8,054

		21,223

	Tobacco - 1.26%
31,733	Altria Group, Inc.	635,929
589	Universal Corp. (b)	23,372

		659,301

	Trading Companies & Distributors - 0.43%
12,386	BlueLinx Holdings, Inc. (a)(b)	32,575
666	GATX Corp.	17,769

Number of Shares		Value

2,470	RSC Holdings, Inc. (a)(b)	$15,240
10,222	United Rentals, Inc. (a)(b)	95,269
1,844	Wesco International, Inc. (a)(b)	62,087

		222,940

	Water Utilities - 0.11%
2,669	American Water Works Co., Inc.	54,981

	Wireless Telecommunication Services - 0.58%
6	Leap Wireless International, Inc. (a)	78
4,626	MetroPCS Communications, Inc. (a)	37,887
29,009	Sprint Nextel Corp. (a)	122,999
2,624	Telephone & Data Systems, Inc.	79,743
1,576	United States Cellular Corp. (a)	64,852

		305,559

	Total Common Stocks (Cost $44,421,545)	47,386,436

	REAL ESTATE INVESTMENT TRUSTS - 0.22%
	Real Estate Investment Trusts - 0.22%
236	Apartment Investment & Management Co.	4,571
407	Ashford Hospitality Trust, Inc. (a)	2,983
26	CBL & Associates Properties, Inc.	323
108	Colonial Properties Trust	1,569
731	Developers Diversified Realty Corp.	7,237
3,048	Felcor Lodging Trust, Inc. (a)	15,210
5,869	iStar Financial, Inc. (a)(b)	26,176
5,319	NorthStar Realty Finance Corp. (b)	14,202
148	Pennsylvania Real Estate Investment Trust (b)	1,809
1,020	ProLogis	10,333
15,427	RAIT Financial Trust (a)(b)	28,848
356	Sunstone Hotel Investors, Inc. (a)	3,535

	Total Real Estate Investment Trusts (Cost $92,541)	116,796

	SHORT-TERM INVESTMENTS - 8.10%
	Money Market Funds - 8.10%
4,237,220	Federated Prime Obligations Fund Effective Yield, 0.22%	4,237,220

	Total Short-Term Investments (Cost $4,237,220)	4,237,220

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 20.18%
	Money Market Funds - 20.18%
10,559,229	Mount Vernon Prime Portfolio Effective Yield, 0.28%	10,559,229

	Total Investments Purchased as Securities Lending Collateral (Cost $10,559,229)	10,559,229

	Total Investments (Cost $59,310,535) - 119.06%	62,299,681
	Liabilities in Excess of Other Assets - (19.06)%	(9,971,841)

	TOTAL NET ASSETS - 100.00%	$52,327,840

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of investments	$59,310,535

Gross unrealized appreciation	5,929,289
Gross unrealized depreciation	(2,940,143)

Net unrealized appreciation	$2,989,146

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

AssetMark Enhanced Fundamental® Index Large Company Value Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
June 30, 2010

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Depreciation

S&P 500 Index Mini Futures	91	$4,710,615	Sep-10	$(219,594)

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

AssetMark Enhanced Fundamental Index®Large Company Value Fund

	Level 1	Level 2	Level 3	Total

Equity
Consumer Discretionary	$7,942,920	$—	$—	$7,942,920
Consumer Staples	6,049,164	—	—	6,049,164
Energy	8,863,626	—	—	8,863,626
Financials	6,750,403	—	—	6,750,403
Health Care	1,424,256	—	—	1,424,256
Industrials	5,559,557	—	—	5,559,557
Information Technology	1,680,366	—	—	1,680,366
Materials	2,225,958	—	—	2,225,958
Telecommunication Services	1,612,273	—	—	1,612,273
Utilities	5,394,709	—	—	5,394,709

Total Equity	47,503,232	—	—	47,503,232

Short Term Investments	4,237,220	—	—	4,237,220

Investments Purchased as Securities Lending Collateral	10,559,229	—	—	10,559,229

Total Investments in Securities	$62,299,681	$—	$—	$62,299,681

Other Financial Instruments*	$(219,594)	$—	$—	$(219,594)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized (depreciation) on the instrument.

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maintain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of June 30, 2010

Liability Derivatives 2010

Balance Sheet Location	Value

Variation margin on futures contracts*	$219,594

$219,594

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly notional amount of futures, forwards and swaps during the period ended June 30, 2010 were as follows:

Long Positions	AssetMark Fundamental Index® Large Company Value Fund

Futures	$4,196,820

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 87.15%
	Aerospace & Defense - 0.77%
419	AeroVironment, Inc. (a)(b)	$9,105
182	American Science & Engineering, Inc.	13,870
730	Cubic Corp.	26,557
1,177	Curtiss Wright Corp.	34,181
461	Ducommun, Inc.	7,883
208	TransDigm Group, Inc.	10,614
136	Triumph Group, Inc.	9,062

		111,272

	Airlines - 0.41%
225	Allegiant Travel Co. (b)	9,605
769	Copa Holdings, SA	34,006
2,978	Hawaiian Holdings, Inc. (a)(b)	15,396

		59,007

	Beverages - 0.31%
321	Central European District Corp. (b)	6,863
975	Hansen Natural Corp. (b)	38,132

		44,995

	Biotechnology - 0.12%
769	Alkermes, Inc. (b)	9,574
359	Cubist Pharmaceuticals, Inc. (b)	7,395

		16,969

	Building Products - 0.60%
506	Ameron International, Inc.	30,527
1,176	Simpson Manufacturing Co, Inc. (a)	28,871
906	Universal Forest Products, Inc.	27,461

		86,859

	Capital Markets - 2.41%
933	BGC Partners, Inc. (a)	4,768
3,154	Calamos Asset Management, Inc.	29,269
922	Cohen & Steers, Inc. (a)	19,122
849	Epoch Holding Corp.	10,417
20	Fifth Street Finance Corp. (a)	221
703	Gamco Investors, Inc.	26,152
310	Greenhill & Co, Inc. (a)	18,950
641	Hercules Technology Growth Capital, Inc.	5,904
2,689	Investment Technology Group (b)	43,185
469	KBW, Inc. (a)(b)	10,055
1,389	Knight Capital Group, Inc. (a)(b)	19,154
857	Kohlberg Capital Corp. (a)	4,294
1,363	Lazard Ltd.	36,406
1,199	Main Street Capital Corp. (a)	17,901
838	optionsXpress Holdings, Inc. (b)	13,190
383	Piper Jaffray Cos. (b)	12,340
444	Stifel Financial Corp. (a)(b)	19,265
2,848	Thomas Weisel Partners Group, Inc. (b)	16,775
1,406	Tradestation Group, Inc. (b)	9,491
367	Triangle Capital Corp. (a)	5,219
953	U.S. Global Investors, Inc.	5,289
1,024	Waddell & Reed Financial, Inc. (a)	22,405

		349,772

Number of Shares		Value

	Chemicals - 1.15%
732	Calgon Carbon Corp. (b)	$9,692
59	Hawkins, Inc. (a)	1,421
2,503	Innospec, Inc. (b)	23,478
1,601	Koppers Holdings, Inc.	35,990
944	Minerals Technologies, Inc.	44,878
260	Newmarket Corp.	22,703
2,176	Omnova Solutions, Inc. (b)	16,995
634	Zep, Inc.	11,057

		166,214

	Commercial Banks - 8.19%
1,075	American National Bankshares, Inc. (a)	22,994
810	Ames National Corp. (a)	15,827
532	Arrow Financial Corp.	12,289
945	BancFirst Corp.	34,483
2,669	Banco Latinoamericano de Exportaciones, SA	33,336
1,010	Bancorp, Inc. (a)(b)	7,908
226	Bank of the Ozarks, Inc. (a)	8,016
523	Bridge Bancorp, Inc. (a)	12,698
574	Bryn Mawr Bank Corp.	9,632
362	Camden National Corp.	9,944
2,109	Center Bancorp, Inc. (a)	15,986
756	Chicopee Bancorp, Inc. (b)	8,853
461	Citizens Holding Co.	7,934
831	City Holding Co.	23,168
709	CNB Financial Corp.	7,785
919	Columbia Banking System, Inc.	16,781
988	Community Trust Bancorp, Inc.	24,799
4,238	CVB Financial Corp. (a)	40,261
1,283	First Bancorp (a)	18,591
673	First Bancorp, Inc.	8,836
1,808	First Financial Bancorp	27,030
200	First Financial Bankshares (a)	9,618
923	First Financial Corp. (a)	23,823
714	First Long Island Corp. (a)	18,357
1,745	Glacier Bancorp, Inc. (a)	25,599
757	Great Southern Bancorp, Inc.	15,375
970	Hancock Holding Co.	32,359
367	Heritage Financial Corp. (b)	5,494
264	Home Bancshares, Inc.	6,022
312	Iberiabank Corp. (a)	16,062
864	Independent Bank Corp. (a)	21,324
1,222	Investors Bancorp, Inc. (b)	16,033
702	Lakeland Financial Corp.	14,026
1,233	MB Financial, Inc.	22,675
386	National Bankshares, Inc.	9,353
1,540	NBT Bancorp, Inc.	31,447
532	Norwood Financial Corp.	13,433
869	Pacific Continental Corp.	8,229
1,658	PacWest Bancorp (a)	30,358
403	Penns Woods Bancorp, Inc. (a)	12,259
668	Peoples Financial Corp. (a)	7,081
811	Pinnacle Financial Partners, Inc. (a)(b)	10,421
1,262	PrivateBancorp, Inc. (a)	13,983
838	Prosperity Bancshares, Inc.	29,121
833	Republic Bancorp, Inc. (a)	18,659
545	S.Y. Bancorp, Inc. (a)	12,524

Number of Shares		Value

705	SCBT Financial Corp. (a)	$24,830
1,674	Shore Bancshares, Inc. (a)	19,937
534	Signature Bank (b)	20,297
942	Simmons 1st National Corp. (a)	24,737
591	Southside Bancshares, Inc.	11,607
1,056	StellarOne Corp. (a)	13,485
4,851	Sterling Bancshares, Inc. (a)	22,848
857	Suffolk Bancorp (a)	26,516
955	SVB Financial Group (b)	39,375
537	Texas Capital Bancshares, Inc. (a)(b)	8,807
702	Tompkins Financial Corp.	26,501
1,033	TowneBank (a)	14,999
627	UMB Financial Corp.	22,296
3,387	Umpqua Holdings Corp. (a)	38,883
960	United Security Bancshares, Inc. (a)	8,688
851	Univest Corp. of PA (a)	14,739
489	WestAmerica Bancorporation (a)	25,682
2,199	Western Alliance Bancorp (a)(b)	15,767
604	Wintrust Financial Corp. (a)	20,137

		1,190,917

	Commercial Services & Supplies - 3.15%
1,741	APAC Customer Services, Inc. (b)	9,924
942	Clean Harbors, Inc. (a)(b)	62,558
1,053	Copart, Inc. (b)	37,708
1,018	G & K Services, Inc.	21,022
743	Healthcare Services Group, Inc.	14,080
5,072	Knoll, Inc. (a)	67,408
463	McGrath RentCorp	10,547
2,859	Miller Herman, Inc.	53,949
1,545	Rollins, Inc.	31,966
840	Standard Parking Corp. (b)	13,297
542	Stericycle, Inc. (a)(b)	35,544
1,401	Sykes Enterprises, Inc. (b)	19,936
1,546	Tetra Tech, Inc. (b)	30,317
523	The Geo Group, Inc. (b)	10,852
1,344	US Ecology, Inc.	19,582
596	Waste Connections, Inc. (b)	20,794

		459,484

	Communications Equipment - 2.55%
945	ADTRAN, Inc. (a)	25,770
3,527	Arris Group, Inc. (b)	35,939
1,432	Bel Fuse, Inc.	23,642
6,682	Brocade Communications Systems, Inc. (b)	34,478
844	Ciena Corp. (b)	10,702
939	Comtech Telecommunications Corp. (b)	28,104
2,538	Emulex Corp. (b)	23,299
451	F5 Networks, Inc. (a)(b)	30,925
537	InterDigital, Inc. (a)(b)	13,259
1,144	Ixia (b)	9,827
759	JDS Uniphase Corp. (b)	7,469
391	Loral Space & Communications Ltd. (b)	16,704
941	Plantronics, Inc.	26,913
931	Polycom, Inc. (a)(b)	27,734
960	Seachange International, Inc. (a)(b)	7,901
2,701	Sonus Networks, Inc. (b)	7,320
624	Sycamore Networks, Inc.	10,371
1,269	Tekelec (b)	16,802
435	ViaSat, Inc. (b)	14,164

		371,323

Number of Shares		Value

	Computers & Peripherals - 0.42%
545	Netezza Corp. (a)(b)	$7,456
2,381	QLogic Corp. (b)	39,571
499	Synaptics, Inc. (b)	13,723

		60,750

	Construction & Engineering - 0.32%
2,195	Great Lakes Dredge & Dock Corp.	13,170
379	Insituform Technologies, Inc. (b)	7,762
2,125	Primoris Services Corp. (a)	13,387
372	Texas Industries, Inc.	10,989

		45,308

	Construction Materials - 0.25%
1,426	Eagle Materials, Inc. (a)	36,976

	Consumer Finance - 0.12%
164	Cash America International, Inc.	5,620
236	Credit Acceptance Corp. (b)	11,510

		17,130

	Containers & Packaging - 0.05%
305	AEP Industries, Inc. (b)	7,283

	Distributors - 0.11%
826	LKQ Corp. (b)	15,925

	Diversified Consumer Services - 2.12%
234	Coinstar, Inc. (a)(b)	10,055
2,275	Corinthian Colleges, Inc. (a)(b)	22,409
1,771	CPI Corp. (a)	39,705
335	DeVry, Inc.	17,584
1,658	Hillenbrand, Inc.	35,465
453	ITT Educational Services, Inc. (a)(b)	37,608
245	Lincoln Educational Services Corp. (b)	5,045
474	Matthews International Corp.	13,879
497	Pre-Paid Legal Services, Inc. (a)(b)	22,609
1,676	Sotheby’s (a)	38,330
384	Steiner Leisure Ltd. (b)	14,761
171	Strayer Education, Inc. (a)	35,549
644	Universal Technical Institute, Inc. (b)	15,224

		308,223

	Diversified Financial Services - 0.02%
101	MSCI, Inc. (b)	2,767

	Diversified Telecommunication Services - 0.87%
308	AboveNet, Inc. (b)	14,531
2,169	Alaska Communications Systems Group, Inc. (a)	18,415
217	Atlantic Tele-Network, Inc.	8,962
931	Cbeyond, Inc. (a)(b)	11,638
2,078	Consolidated Communications Holdings, Inc.	35,347
2,219	TW Telecom, Inc. (b)	37,012

		125,905

	Electric Utilities - 0.14%
371	ITC Holdings Corp.	19,630

	Electrical Equipment - 2.67%
1,475	Belden, Inc.	32,450
937	Encore Wire Corp.	17,044
1,258	First Solar, Inc. (a)(b)	143,197
623	Franklin Electric Co., Inc.	17,955
2,641	Graftech International Ltd. (a)(b)	38,611
17,730	GT Solar International, Inc. (a)(b)	99,288
354	II-VI, Inc. (b)	10,489
1,255	SunPower Corp. (a)(b)	15,186
822	Vicor Corp. (b)	10,267
186	Woodward Governor Co.	4,749

		389,236

Number of Shares		Value

	Electronic Equipment & Instruments - 2.54%
1,665	Cognex Corp.	$29,271
1,846	Daktronics, Inc. (a)	13,845
820	Dolby Laboratories, Inc. (a)(b)	51,406
833	Electro Rent Corp.	10,654
1,254	Electro Scientific Industries (b)	16,753
1,741	FLIR Systems, Inc. (b)	50,646
402	Itron, Inc. (b)	24,852
1,007	L-1 Identity Solutions, Inc. (b)	8,247
446	MTS Systems Corp.	12,934
775	Multi Fineline Electronix, Inc. (b)	19,344
1,140	National Instruments Corp.	36,229
746	Park Electrochemical Corp.	18,210
949	Rofin Sinar Technologies, Inc. (b)	19,758
1,553	Trimble Navigation Ltd. (a)(b)	43,484
525	Zebra Technologies Corp. (a)(b)	13,319

		368,952

	Energy Equipment & Services - 1.58%
522	Atwood Oceanics, Inc. (b)	13,321
3,404	Cal Dive International, Inc. (b)	19,913
56	Carbo Ceramics, Inc.	4,043
1,758	Dresser-Rand Group, Inc. (b)	55,466
605	Dril-Quip, Inc. (b)	26,632
361	Gulfmark Offshore, Inc. (a)(b)	9,458
440	Hornbeck Offshore Services, Inc. (b)	6,424
596	Lufkin Industries, Inc.	23,238
1,146	Oceaneering International, Inc. (b)	51,455
1,501	RPC, Inc. (a)	20,489

		230,439

	Food & Staples Retailing - 0.51%
1,329	Andersons, Inc.	43,312
355	Arden Group, Inc.	31,194

		74,506

	Food Products - 1.32%
256	Alico, Inc.	5,883
292	American Italian Pasta Co. (a)(b)	15,438
4,003	B&G Foods, Inc.	43,153
2,106	Darling International, Inc. (b)	15,816
21	Diamond Foods, Inc. (a)	863
249	Farmer Brothers Co.	3,757
304	J & J Snack Foods Corp.	12,798
793	Lancaster Colony Corp.	42,314
698	Lance, Inc.	11,510
1,684	Tootsie Roll Industries, Inc.	39,827

		191,359

	Health Care Equipment & Supplies - 3.98%
794	Align Technology, Inc. (a)(b)	11,807
217	Analogic Corp. (a)	9,876
1,216	Edwards Lifesciences Corp. (a)(b)	68,120
371	Haemonetics Corporation (b)	19,856
534	IDEXX Laboratories, Inc. (a)(b)	32,521
698	Immucor, Inc. (b)	13,297
491	Intuitive Surgical, Inc. (b)	154,970
1,167	Invacare Corp.	24,204
1,051	Masimo Corp. (a)	25,024

Number of Shares		Value

227	Meridian Bioscience, Inc. (a)	$3,859
409	Orthofix International NV (b)	13,108
1,314	ResMed, Inc. (b)	79,904
536	Sirona Dental Systems, Inc. (b)	18,674
284	Sonosite, Inc. (b)	7,699
1,147	Steris Corp.	35,649
385	The Cooper Companies, Inc.	15,319
737	West Pharmaceutical Services, Inc.	26,893
597	Wright Medical Group, Inc. (a)(b)	9,916
315	Zoll Medical Corp. (b)	8,537

		579,233

	Health Care Providers & Services - 1.84%
269	Air Methods Corp. (a)(b)	8,003
3,311	Alliance Healthcare Services, Inc. (b)	13,376
444	AmSurg Corp. (b)	7,912
304	Bio-Reference Labs, Inc. (b)	6,740
699	Catalyst Health Solutions, Inc. (b)	24,116
709	Chemed Corp.	38,740
245	Corvel Corp. (b)	8,279
844	Emdeon, Inc. (b)	10,575
936	Emergency Medical Services Corp. (b)	45,892
171	Landauer, Inc.	10,410
410	Mednax, Inc. (b)	22,800
1,373	PSS World Medical, Inc. (b)	29,039
477	Psychiatric Solutions, Inc. (b)	15,607
615	The Ensign Group, Inc.	10,160
629	VCA Antech, Inc. (b)	15,574

		267,223

	Health Care Technology - 0.28%
293	Computer Programs & Systems, Inc.	11,990
847	Omnicell, Inc. (b)	9,901
232	Quality Systems, Inc. (a)	13,453
477	Vital Images, Inc. (a)(b)	6,082

		41,426

	Hotels, Restaurants & Leisure - 1.91%
787	Bally Technologies, Inc. (b)	25,491
345	BJ’s Restaurants, Inc. (a)(b)	8,142
651	CEC Entertainment, Inc. (b)	22,954
249	Chipotle Mexican Grill, Inc. (a)(b)	34,066
403	Churchill Downs, Inc.	13,218
755	DineEquity, Inc. (b)	21,080
1,653	International Speedway Corp. (a)	42,581
1,946	Interval Leisure Group, Inc. (b)	24,228
302	Life Time Fitness, Inc. (a)(b)	9,601
208	Orient-Express Hotels Ltd. (b)	1,539
412	Panera Bread Co. (a)(b)	31,019
537	Papa Johns International, Inc. (a)(b)	12,415
859	Scientific Games Corp. (b)	7,903
600	WMS Industries, Inc. (b)	23,550

		277,787

	Household Durables - 0.47%
1,461	M/I Homes, Inc. (b)	14,084
157	National Presto Industries, Inc.	14,579
1,280	Tempur Pedic International, Inc. (b)	39,360

		68,023

	Household Products - 0.27%
1,161	WD-40 Co.	38,777

Number of Shares		Value

	Industrial Conglomerates - 0.20%
207	Raven Industries, Inc. (a)	$6,978
635	Tyco International Ltd.	22,371

		29,349

	Insurance - 5.38%
2,313	Alterra Capital Holdings Ltd. (a)	43,438
4,285	American Equity Investment Life Holding	44,221
633	American Physicians Capital (a)	19,528
1,699	Amtrust Financial Services, Inc.	20,456
988	Argo Group International Holdings, Ltd.	30,223
1,890	Assured Guaranty Ltd. (a)	25,080
2,261	CNA Surety Corp. (b)	36,334
3,966	Delphi Financial Group, Inc.	96,810
2,764	Employers Holdings, Inc.	40,714
722	Enstar Group Ltd. (b)	47,970
1,429	First Mercury Financial Corp. (a)	15,119
1,946	Flagstone Reinsurance Holdings SA	21,056
796	Greenlight Capital Re, Ltd. (a)(b)	20,051
3,565	Maiden Holdings Ltd.	23,422
3,033	Meadowbrook Insurance Group, Inc.	26,175
1,281	Mercer Insurance Group, Inc. (a)	21,675
1,565	National Interstate Corp.	31,018
94	National Western Life Insurance Co.	14,359
1,521	Navigators Group, Inc. (b)	62,559
1,095	ProAssurance Corp. (b)	62,152
910	RLI Corp.	47,784
564	Tower Group, Inc.	12,143
4,771	Universal Insurance Holdings, Inc.	19,943

		782,230

	Internet & Catalog Retail - 0.97%
653	Netflix, Inc. (a)(b)	70,947
325	priceline.com, Inc. (a)(b)	57,376
1,202	Stamps.com, Inc. (b)	12,321

		140,644

	Internet Software & Services - 1.74%
903	Akamai Technologies, Inc. (a)(b)	36,634
457	DealerTrack Holdings, Inc. (b)	7,518
1,251	Dice Holdings, Inc. (b)	8,657
905	Digital River, Inc. (b)	21,639
193	Equinix, Inc. (a)(b)	15,675
460	GSI Commerce, Inc. (a)(b)	13,248
709	J2 Global Communications, Inc. (b)	15,485
2,802	NIC, Inc.	17,961
670	SAVVIS, Inc. (b)	9,883
182	Sohu.com, Inc. (b)	7,478
2,162	ValueClick, Inc. (a)(b)	23,112
2,825	Verisign, Inc. (b)	75,003

		252,293

	IT Services - 2.08%
237	Cass Information Systems, Inc. (a)	8,117
986	CSG Systems International, Inc. (b)	18,073
1,783	Euronet Worldwide, Inc. (a)(b)	22,805
1,026	ExlService Holdings, Inc. (b)	17,616
3,034	Genpact Limited (b)	47,119
2,215	Global Cash Access Holdings, Inc. (b)	15,970
495	ManTech International Corp. (b)	21,072
358	Maximus, Inc.	20,717
1,258	Neustar, Inc. (b)	25,940
1,888	Sapient Corp. (a)	19,144

Number of Shares		Value

811	Syntel, Inc.	$27,533
1,930	TNS, Inc. (b)	33,660
912	Verifone Holdings, Inc. (a)(b)	17,264
718	Virtusa Corp. (b)	6,699

		301,729

	Leisure Equipment & Products - 0.40%
2,131	Pool Corporation	46,712
794	Sturm, Ruger & Company, Inc. (a)	11,378

		58,090

	Life Sciences Tools & Services - 2.21%
1,677	Affymetrix, Inc. (b)	9,894
487	Bio-Rad Laboratories, Inc. (b)	42,121
1,897	Bruker Corp. (a)(b)	23,068
251	Dionex Corp. (b)	18,689
698	eResearchTechnology, Inc. (b)	5,500
428	Illumina, Inc. (a)(b)	18,631
943	Mettler-Toledo International, Inc. (b)	105,267
261	Techne Corp.	14,994
1,277	Waters Corp. (b)	82,622

		320,786

	Machinery - 3.07%
1,538	Actuant Corp.	28,961
675	Bucyrus International, Inc.	32,029
1,219	Circor International, Inc.	31,182
346	Clarcor, Inc.	12,290
1,191	Freightcar America, Inc.	26,940
752	Gorman Rupp Co. (a)	18,838
1,709	Graco, Inc.	48,176
979	Kaydon Corp. (a)	32,170
954	Met-Pro Corp.	10,265
777	Nordson Corp.	43,574
1,225	Robbins & Myers, Inc.	26,632
218	Sun Hydraulics Corp.	5,114
783	Titan International Inc.	7,807
1,210	Toro Co.	59,434
212	Valmont Industries, Inc.	15,404
340	Wabtec Corp.	13,563
1,215	Watts Water Technologies, Inc.	34,822

		447,201

	Marine - 0.44%
6,374	Eagle Bulk Shipping, Inc. (a)(b)	26,898
975	Kirby Corp. (b)	37,294

		64,192

	Media - 2.12%
409	Central European Media Enterprises Ltd. (a)(b)	8,139
2,097	CKX, Inc. (b)	10,464
1,240	CTC Media, Inc. (a)(b)	17,906
891	DreamWorks Animation SKG, Inc. (b)	25,438
737	Global Sources Ltd. (a)(b)	5,778
1,619	John Wiley & Sons, Inc.	62,607
266	Liberty Media Corporation - Capital (b)	11,148
374	Morningstar, Inc. (a)(b)	15,902
1,273	National CineMedia, Inc.	21,208
4,065	Playboy Enterprises, Inc. (b)	17,073
1,485	Valassis Communications, Inc. (b)	47,104
492	Value Line, Inc. (a)	8,925
3,617	World Wrestling Entertainment, Inc.	56,281

		307,973

Number of Shares		Value

	Metals & Mining - 0.80%
1,555	Carpenter Technology Corp.	$51,051
415	Coeur D’Alene Mines Corp. (b)	6,549
473	Compass Minerals International, Inc. (a)	33,242
338	RTI International Metals, Inc. (b)	8,149
293	Walter Energy, Inc.	17,829

		116,820

	Multiline Retail - 0.29%
3,788	Freds, Inc.	41,895

	Oil & Gas - 2.40%
1,319	Alpha Natural Resources, Inc. (b)	44,675
653	ATP Oil & Gas Corp. (a)(b)	6,915
629	Barrett Bill Corp. (b)	19,354
541	Berry Petroleum Co. (a)	13,915
1,256	Comstock Resources, Inc. (a)(b)	34,816
333	Concho Resources, Inc. (b)	18,425
240	Contango Oil & Gas Company (b)	10,740
999	Golar LNG Ltd.	9,860
1,298	Gulfport Energy Corp. (b)	15,394
1,799	Harvest Natural Resources, Inc. (b)	13,259
519	James River Coal Co. (a)(b)	8,262
2,000	McMoRan Exploration Co. (a)(b)	22,220
257	Penn Virginia Corp.	5,168
3,589	PetroQuest Energy, Inc. (b)	24,262
1,604	Quicksilver Resources, Inc. (b)	17,644
472	Rosetta Resources, Inc. (b)	9,350
777	Sandridge Energy, Inc. (a)(b)	4,530
1,135	Swift Energy Co. (a)(b)	30,543
3,778	Vaalco Energy, Inc.	21,157
6,018	Warren Resources, Inc. (b)	17,452

		347,941

	Paper & Forest Products - 0.12%
357	Schweitzer-Mauduit International, Inc. (a)	18,011

	Personal Products - 1.65%
921	Inter Parfums, Inc.	13,106
2,952	Mead Johnson Nutrition Co.	147,955
2,595	Nu Skin Enterprises, Inc.	64,694
395	Usana Health Sciences, Inc. (b)	14,429

		240,184

	Pharmaceuticals - 0.26%
436	Medicis Pharmaceutical Corp.	9,540
548	Valeant Pharmaceuticals International (a)(b)	28,655

		38,195

	Professional Services - 1.62%
2,042	Corporate Executive Board Co.	53,642
131	Costar Group, Inc. (a)(b)	5,083
332	Exponent, Inc. (b)	10,863
657	FTI Consulting, Inc. (b)	28,639
525	IHS, Inc. (b)	30,671
3,705	Monster Worldwide, Inc. (a)(b)	43,163
148	The Advisory Board Co. (a)(b)	6,358
1,316	Towers Watson & Co.	51,127
175	VSE Corp.	5,569

		235,115

	Real Estate - 0.10%
1,442	Hilltop Holdings, Inc. (b)	14,434

	Real Estate Management & Development - 0.09%
578	The St. Joe Co. (a)(b)	13,386

Number of Shares		Value

	Road & Rail - 0.80%
3,203	Heartland Express, Inc.	$46,508
1,073	Knight Transportation, Inc. (a)	21,718
1,224	Landstar Systems, Inc.	47,723

		115,949

	Semiconductor & Semiconductor Equipment - 3.60%
199	Actel Corp. (b)	2,551
426	Advanced Energy Industries, Inc. (b)	5,236
493	Atheros Communications, Inc. (b)	13,577
7,621	Atmel Corp. (b)	36,581
345	ATMI, Inc. (b)	5,051
503	Cabot Microelectronics Corp. (b)	17,399
259	Cree, Inc. (a)(b)	15,548
781	Cymer, Inc. (b)	23,461
1,593	Cypress Semiconductor Corp. (b)	15,994
652	FEI Co. (b)	12,851
1,197	FormFactor, Inc. (b)	12,928
1,625	Hittite Microwave Corp. (b)	72,703
5,361	Integrated Device Technology, Inc. (b)	26,537
1,571	IXYS Corp. (b)	13,888
1,212	Lattice Semiconductor Corp. (b)	5,260
2,202	Micrel, Inc.	22,416
808	Microsemi Corp. (b)	11,821
1,380	MKS Instrument, Inc. (b)	25,834
819	Omnivision Technologies, Inc. (b)	17,559
2,935	ON Semiconductor Corp. (b)	18,725
1,970	PMC-Sierra, Inc. (b)	14,814
333	Power Integrations, Inc.	10,721
882	RF Micro Devices, Inc. (a)(b)	3,449
539	Semtech Corp. (b)	8,823
631	Sigma Designs, Inc. (a)(b)	6,316
504	Silicon Laboratories, Inc. (b)	20,442
1,685	Skyworks Solutions, Inc. (b)	28,291
335	Standard Microsystems Corp. (b)	7,799
2,117	Teradyne, Inc. (a)(b)	20,641
706	Varian Semiconductor Equipment (b)	20,234
212	Veeco Instruments, Inc. (a)(b)	7,267

		524,717

	Software - 6.01%
908	ACI Worldwide, Inc. (a)(b)	17,679
3,347	American Software, Inc.	15,463
600	ANSYS, Inc. (b)	24,342
743	Ariba, Inc. (b)	11,836
558	Blackbaud, Inc.	12,148
2,211	Cadence Design System, Inc. (a)(b)	12,802
460	CommVault Systems, Inc. (a)(b)	10,350
5,465	Compuware Corp. (a)(b)	43,611
370	Factset Research Systems, Inc.	24,786
524	Fair Isaac Corp. (a)	11,418
701	Informatica Corp. (b)	16,740
1,711	Jack Henry & Associates, Inc.	40,859
434	JDA Software Group, Inc. (b)	9,539
674	Kenexa Corp. (b)	8,088
4,656	Lawson Software, Inc. (b)	33,989
298	Manhattan Associates, Inc. (b)	8,210
1,435	MICROS Systems, Inc. (b)	45,733
216	MicroStrategy, Inc. (b)	16,219
820	Net 1 UEPS Technologies, Inc. (a)(b)	10,996

Number of Shares		Value

5,792	Novell, Inc. (b)	$32,899
1,622	Nuance Communications, Inc. (a)(b)	24,249
2,424	Parametric Technology Corp. (b)	37,984
838	Progress Software Corp. (b)	25,165
910	Quest Software, Inc. (b)	16,416
2,307	Red Hat, Inc. (b)	66,765
1,989	S1 Corporation (b)	11,954
1,308	Salesforce.com, Inc. (a)(b)	112,253
608	Solera Holdings, Inc. (a)	22,010
812	SonicWALL, Inc. (b)	9,541
1,446	Sybase, Inc. (b)	93,498
940	Symyx Technologies (b)	4,709
3,526	Tibco Software, Inc. (b)	42,524

		874,775

	Specialty Retail - 2.91%
1,921	Aeropostale (a)(b)	55,016
3,286	Chico’s FAS, Inc.	32,466
382	Citi Trends, Inc. (b)	12,583
636	Gymboree Corp. (a)(b)	27,164
806	hhgregg, Inc. (a)(b)	18,796
1,421	Hibbett Sports, Inc. (a)(b)	34,047
901	J.Crew Group, Inc. (a)(b)	33,166
328	Jos. A. Bank Clothiers, Inc. (a)(b)	17,709
230	Kirklands, Inc. (b)	3,881
497	Lumber Liquidators Holdings, Inc. (a)(b)	11,595
1,276	Midas Group, Inc. (b)	9,787
194	Monro Muffler Brake, Inc. (a)	7,669
2,049	The Buckle, Inc. (a)	66,428
1,105	The Finish Line, Inc.	15,393
1,450	Ulta Salon, Cosmetics & Fragrance, Inc. (b)	34,307
1,127	Urban Outfitters, Inc. (b)	38,758
360	Zumiez, Inc. (a)(b)	5,800

		424,565

	Textiles, Apparel & Luxury Goods - 2.01%
1,091	Carter, Inc. (b)	28,639
965	Cherokee, Inc. (a)	16,502
492	Columbia Sportswear Co.	22,962
1,351	Crocs, Inc. (b)	14,294
22	Deckers Outdoor Corp. (b)	3,143
1,241	Fossil, Inc. (b)	43,063
613	Steven Madden Ltd. (b)	19,322
888	Under Armour, Inc. (a)(b)	29,419
650	UniFirst Corp.	28,613
551	Volcom, Inc. (a)(b)	10,232
1,313	Warnaco Group, Inc. (b)	47,451
335	Weyco Group, Inc.	7,631
805	Wolverine World Wide, Inc.	20,302

		291,573

	Thrifts & Mortgage Finance - 2.36%
1,089	Abington Bancorp, Inc.	9,496
1,272	Bank Mutual Corp.	7,225
1,588	BankFinancial Corp.	13,196
1,199	Beneficial Mutual Bancorp, Inc. (b)	11,846
774	Berkshire Hills Bancorp, Inc.	15,078
3,231	Brookline Bancorp, Inc.	28,691
1,136	Capitol Federal Financial (a)	37,670
1,418	Flushing Financial Corp.	17,342
476	Home Federal Bancorp, Inc.	6,012

Number of Shares		Value

650	Kearny Financial Corp.	$5,954
2,375	NewAlliance Bancshares, Inc.	26,624
2,805	Northwest Bancshares, Inc. (a)	32,173
966	Ocwen Financial Corp. (a)(b)	9,844
1,830	Provident New York Bancorp	16,196
1,372	Radian Group, Inc.	9,933
1,234	Rockville Financial, Inc. (a)	14,697
11,147	TrustCo Bank Corp. (a)	62,423
454	United Financial Bancorp, Inc.	6,197
1,527	Westfield Financial, Inc.	12,720

		343,317

	Tobacco - 0.65%
5,621	Vector Group Ltd. (a)	94,545

	Trading Companies & Distributors - 0.38%
805	Textainer Group Holdings Ltd. (a)	19,433
617	Watsco, Inc. (a)	35,736

		55,169

	Water Utilities - 0.65%
633	American States Water Co.	20,978
884	California Water Service Group	31,559
515	Connecticut Water Service, Inc. (a)	10,825
754	Middlesex Water Co.	11,951
869	SJW Corp.	20,369

		95,682

	Wireless Telecommunication Services - 0.39%
1,649	NTELOS Holdings Corp. (a)	28,363
297	SBA Communications Corp. (b)	10,101
895	Syniverse Holdings, Inc. (b)	18,303

		56,767

	Total Common Stocks (Cost $11,212,588)	12,671,197

	MANAGEMENT INVESTMENT COMPANIES - 0.52%
	Capital Markets - 0.52%
669	Gladstone Capital Corp.	7,232
3,361	MCG Capital Corp.	16,234
111	MVC Capital, Inc.	1,434
4,349	NGP Capital Resources Co. (a)	31,182
2,316	TICC Capital Corp.	19,454

	Total Management Investment Companies (Cost $65,745)	75,536

	REAL ESTATE INVESTMENT TRUSTS - 3.60%
	Real Estate Investment Trusts - 3.60%
114	Acadia Realty Trust	1,917
247	Agree Realty Corp.	5,760
109	American Campus Communities, Inc.	2,975
946	Anworth Mortgage Asset Corp. (a)	6,736
704	Cedar Shopping Centers, Inc.	4,238
441	Corporate Office Properties Trust (a)	16,652
551	Digital Realty Trust, Inc. (a)	31,781
260	EastGroup Properties, Inc.	9,251
1,418	Education Realty Trust, Inc.	8,551
532	Extra Space Storage, Inc.	7,395
184	First Potomac Realty Trust	2,644
1,804	Franklin Street Properties Corp.	21,305
774	Getty Realty Corp.	17,345
1,663	Inland Real Estate Corp.	13,171
1,153	Investors Real Estate Trust (a)	10,181
907	Kilroy Realty Corp. (a)	26,965

Number of Shares		Value

459	Lasalle Hotel Properties	$9,442
392	LTC Properties, Inc.	9,514
1,418	Medical Properties Trust, Inc.	13,386
531	Mid-American Apartment Communities, Inc.	27,331
1,080	National Health Investors, Inc.	41,644
1,075	Omega Healthcare Investors, Inc. (a)	21,425
2,160	Potlatch Corp. (a)	77,176
475	PS Business Parks, Inc.	26,496
340	Saul Centers, Inc.	13,814
134	Sovran Self Storage, Inc.	4,614
194	Tanger Factory Outlet Centers, Inc.	8,028
898	UMH Properties, Inc.	9,043
205	Universal Health Realty Income Trust	6,587
2,040	Urstadt Biddle Properties, Inc.	32,904
2,254	U-Store-It Trust	16,815
425	Washington Real Estate Investment Trust	11,726
495	Winthrop Realty Trust	6,341

	Total Real Estate Investment Trusts (Cost $441,271)	523,153

	SHORT-TERM INVESTMENTS - 7.91%
	Money Market Funds - 7.91%
1,150,469	Federated Prime Obligations Fund Effective Yield, 0.22%	1,150,469

	Total Short-Term Investments (Cost $1,150,469)	1,150,469

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 27.48%
	Money Market Funds - 27.48%
3,995,822	Mount Vernon Prime Portfolio Effective Yield, 0.28%	3,995,822

	Total Investments Purchased as Securities Lending Collateral (Cost $3,995,822)	3,995,822

	Total Investments (Cost $16,865,895) - 126.66%	18,416,177
	Liabilities in Excess of Other Assets - (26.66)%	(3,875,919)

	TOTAL NET ASSETS - 100.00%	$14,540,258

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of investments	$16,865,895

Gross unrealized appreciation	2,146,990
Gross unrealized depreciation	(596,708)

Net unrealized appreciation	$1,550,282

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
June 30, 2010

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Depreciation

Russell 2000 Index Mini Futures	20	$1,226,400	Sep-10	$(21,609)

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

AssetMark Enhanced Fundamental Index® Small Company Growth Fund

	Level 1	Level 2	Level 3	Total

Equity
Consumer Discretionary	$1,922,377	$—	$—	$1,922,377
Consumer Staples	684,366	—	—	684,366
Energy	578,380	—	—	578,380
Financials	3,312,643	—	—	3,312,643
Health Care	1,263,832	—	—	1,263,832
Industrials	1,786,317	—	—	1,786,317
Information Technology	3,067,694	—	—	3,067,694
Materials	356,293	—	—	356,293
Telecommunication Services	182,672	—	—	182,672
Utilities	115,312	—	—	115,312

Total Equity	13,269,886	—	—	13,269,886

Short Term Investments	1,150,469	—	—	1,150,469

Investments Purchased as Securities Lending Collateral	3,995,822	—	—	3,995,822

Total Investments in Securities	$18,416,177	$—	$—	$18,416,177

Other Financial Instruments*	$(21,609)	$—	$—	$(21,609)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized (depreciation) on the instrument.

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maintain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of June 30, 2010

Liability Derivatives 2010

Balance Sheet Location	Value

Variation margin on futures contracts*	$21,609

$21,609

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly notional amount of futures, forwards and swaps during the period ended June 30, 2010 were as follows:

Long Positions	AssetMark Fundamental Index® Small Company Growth Fund

Futures	$879,395

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 90.64%
	Aerospace & Defense - 2.01%
683	AAR Corp. (a)	$11,433
673	Ceradyne, Inc. (a)	14,382
1,658	DynCorp International, Inc. (a)	29,048
266	Esterline Technologies Corp. (a)	12,622
777	Gencorp, Inc. (a)	3,403
866	Hexcel Corp. (a)	13,432
421	Moog, Inc. (a)	13,569
1,682	Orbital Sciences Corp. (a)	26,525
543	Teledyne Technologies, Inc. (a)	20,949

		145,363

	Air Freight & Logistics - 1.18%
4,008	Air Transport Services Group, Inc. (a)	19,078
448	Atlas Air Worldwide Holdings, Inc. (a)	21,280
324	Dynamex, Inc. (a)(b)	3,953
831	Hub Group, Inc. (a)	24,938
2,273	Pacer International, Inc. (a)	15,888

		85,137

	Airlines - 0.33%
3,388	AirTran Holdings, Inc. (a)(b)	16,432
1,165	Republic Airways Holdings, Inc. (a)	7,118

		23,550

	Auto Components - 1.34%
849	American Axle & Manufacturing Holdings, Inc. (a)(b)	6,223
347	Drew Industries, Inc. (a)(b)	7,009
6,410	Exide Technologies (a)	33,332
328	Hawk Corp. (a)	8,348
1,331	Modine Manufacturing Co. (a)	10,222
1,376	Spartan Motors, Inc.	5,779
1,394	Standard Motor Products, Inc.	11,250
639	Stoneridge, Inc. (a)(b)	4,850
745	Superior Industries International, Inc.	10,013

		97,026

	Automobiles - 0.14%
1,026	Winnebago Industries, Inc. (a)(b)	10,198

	Beverages - 0.70%
307	Coca-Cola Bottling Co.	14,711
1,037	Heckmann Corp. (a)(b)	4,812
2,535	National Beverage Corp. (b)	31,130

		50,653

	Biotechnology - 0.14%
138	Abraxis BioScience, Inc. (a)	10,240

	Building Products - 1.20%
664	American Woodmark Corp. (b)	11,354
1,023	Apogee Enterprises, Inc. (b)	11,079
4,233	Builders FirstSource, Inc. (a)(b)	10,159
1,343	Griffon Corp. (a)(b)	14,854
1,774	NCI Building Systems, Inc. (a)(b)	14,848
1,439	Quanex Building Products Corp.	24,881

		87,175

Number of Shares		Value

	Capital Markets - 0.84%
3,721	GFI Group, Inc.	$20,763
884	LaBranche & Co., Inc. (a)	3,784
428	Oppenheimer Holdings, Inc. (b)	10,251
165	PennantPark Investment Corp.	1,576
772	Penson Worldwide, Inc. (a)	4,354
328	Sanders Morris Harris Group (b)	1,820
1,904	SWS Group, Inc. (b)	18,088

		60,636

	Chemicals - 3.61%
1,274	A. Schulman, Inc.	24,155
782	Arch Chemicals, Inc.	24,039
2,301	Ferro Corp. (a)	16,958
1,163	H.B. Fuller Co.	22,085
411	Innophos Holdings, Inc.	10,719
759	Landec Corp. (a)	4,471
412	LSB Industries, Inc. (a)	5,484
699	OM Group, Inc. (a)	16,678
2,628	Polyone Corp. (a)	22,128
747	Quaker Chemical Corp.	20,236
512	Sensient Technologies Corp.	13,276
1,221	Solutia, Inc. (a)	15,995
1,625	Spartech Corp. (a)	16,656
242	Stepan Co. (b)	16,560
1,466	W.R. Grace & Co. (a)	30,845

		260,285

	Commercial Banks - 7.75%
961	1st Source Corp.	16,260
159	Alliance Financial Corp.	4,420
986	Ameris Bancorp (a)(b)	9,522
308	Bancorp Rhode Island, Inc.	8,070
2,948	Banner Corp. (b)	5,837
1,637	Boston Private Financial Holdings, Inc. (b)	10,526
799	Capital City Bank Group, Inc. (b)	9,892
1,257	Cathay General Bancorp (b)	12,985
9,760	Central Pacific Financial Corp. (a)(b)	14,640
991	Chemical Financial Corp.	21,584
719	Citizens & Northern Corp. (b)	7,693
1,134	CoBiz Financial, Inc.	7,473
936	Community Bank Systems, Inc. (b)	20,620
401	Enterprise Financial Services Corp.	3,866
487	Financial Institutions, Inc. (b)	8,649
2,839	First Busey Corp. (b)	12,861
2,303	First Commonwealth Financial Corp.	12,091
515	First Community Bancshares, Inc. (b)	7,565
1,719	First Merchants Corp.	14,577
2,090	First Midwest Bancorp, Inc.	25,414
426	Heartland Financial U.S.A., Inc. (b)	7,361
712	Lakeland Bancorp, Inc. (b)	6,066
1,492	Mainsource Financial Group, Inc.	10,698
249	Merchants Bancshares (b)	5,533
1,072	Nara Bancorp, Inc. (a)	9,037
2,194	National Penn Bancshares, Inc.	13,186
303	Northrim Bancorp, Inc.	4,690
1,723	Old National Bancorp	17,850
298	Old Point Financial Corp. (b)	3,880
224	Oriental Financial Group, Inc.	2,836
8,520	Pacific Capital Bancorp (a)(b)	6,134

Number of Shares		Value

401	Park National Corp.	$26,080
328	Peapack-Gladstone Financial Corp. (b)	3,838
295	Peoples Bancorp, Inc. (b)	4,278
657	Renasant Corp. (b)	9,428
983	Republic First Bancorp, Inc. (a)	1,917
721	S & T Bancorp, Inc. (b)	14,247
848	Sandy Spring Bancorp, Inc. (b)	11,880
1,402	Santander Bancorp (a)	17,721
545	Sierra Bancorp (b)	6,268
889	Southwest Bancorp, Inc.	11,815
903	State Bancorp, Inc. (b)	8,579
1,043	Sterling Bancorp	9,387
37,831	Sterling Financial Corp. (a)(b)	20,807
2,211	Sun Bancorp, Inc. (a)	8,313
426	TriCo Bancshares	7,212
996	Union First Market Bankshares Corportation	12,211
839	United Bankshares, Inc. (b)	20,086
2,399	United Community Banks, Inc. (a)	9,476
494	Washington Banking Co. (b)	6,318
411	Washington Trust Bancorp	7,003
846	Wesbanco, Inc. (b)	14,255
912	Wilshire Bancorp, Inc. (b)	7,980

		560,915

	Commercial Services & Supplies - 3.40%
2,361	ACCO Brands Corp. (a)	11,781
542	American Reprographics Co. (a)	4,732
628	ATC Technology Corp. (a)	10,123
573	Barrett Business Services, Inc.	7,105
1,021	Bowne & Co, Inc.	11,456
1,782	Cenveo, Inc. (a)	9,765
1,215	Comfort Systems U.S.A., Inc.	11,737
362	Consolidated Graphics, Inc. (a)	15,653
420	Courier Corp.	5,128
2,889	EnergySolutions, Inc.	14,705
707	Ennis, Inc.	10,612
1,816	Interface, Inc.	19,504
3,750	Kimball International, Inc.	20,738
616	M & F Worldwide Corp. (a)	16,694
1,545	Mine Safety Appliances Co.	38,285
429	Schawk, Inc.	6,414
2,744	Standard Register Co.	8,616
826	Viad Corp.	14,579
701	Waste Services, Inc. (a)	8,174

		245,801

	Communications Equipment - 1.14%
2,833	ADC Telecommunications (a)(b)	20,994
526	Aviat Networks, Inc. (a)(b)	1,909
189	Black Box Corp.	5,271
679	Cogo Group, Inc. (a)	4,237
289	Communications Systems, Inc.	3,011
3,612	Extreme Networks, Inc. (a)	9,753
328	Hughes Communications, Inc. (a)	7,980
491	NetGear, Inc. (a)	8,759
1,317	Opnext, Inc. (a)	2,173
429	PC-TEL, Inc. (a)	2,162
3,863	Powerwave Technologies, Inc. (a)(b)	5,949
983	Symmetricom, Inc. (a)	5,003
2,825	UTStarcom, Inc. (a)	5,198

		82,399

Number of Shares		Value

	Computers & Peripherals - 0.96%
577	Avid Technology, Inc. (a)(b)	$7,345
720	Electronics For Imaging, Inc. (a)	7,020
2,996	Imation Corp. (a)	27,533
1,379	Intermec, Inc. (a)	14,135
3,489	Quantum Corp. (a)	6,559
489	Super Micro Computer, Inc. (a)	6,602

		69,194

	Construction & Engineering - 1.01%
316	Baker Michael Corp. (a)	11,028
2,440	Dycom Industries, Inc. (a)	20,862
1,201	Furmanite Corporation (a)	4,768
444	Layne Christensen Co. (a)	10,776
317	Mastec, Inc. (a)(b)	2,980
628	MYR Group, Inc. (a)	10,481
995	Pike Electric Corp. (a)	9,373
240	Sterling Construction Co., Inc. (a)	3,106

		73,374

	Construction Materials - 0.16%
2,554	Headwaters, Inc. (a)	7,253
20,381	U.S. Concrete, Inc. (a)(b)	4,688

		11,941

	Consumer Finance - 0.49%
3,151	Advance America, Cash Advance Centers, Inc.	13,014
342	Cardtronics, Inc. (a)(b)	4,432
392	Dollar Financial Corp. (a)	7,758
978	QC Holdings, Inc.	3,599
503	Rewards Network, Inc. (b)	6,876

		35,679

	Containers & Packaging - 0.19%
1,850	Boise, Inc. (a)	10,157
426	Myers Industries, Inc.	3,446

		13,603

	Distributors - 0.08%
816	Audiovox Corp. (a)	5,998

	Diversified Consumer Services - 0.90%
6,790	Jackson Hewitt Tax Services, Inc. (a)(b)	7,673
2,766	Stewart Enterprises, Inc. (b)	14,964
1,663	Weight Watchers International, Inc.	42,722

		65,359

	Diversified Financial Services - 0.58%
1,160	Compass Diversified Holdings	15,556
7,788	First Marblehead Corp. (a)	18,301
1,529	Resource America, Inc. (b)	5,887
61	World Acceptance Corp. (a)(b)	2,337

		42,081

	Diversified Telecommunication Services - 0.98%
6,960	Cincinnati Bell, Inc. (a)	20,949
233,067	Fairpoint Communications, Inc. (a)(b)	12,352
1,297	General Communication, Inc. (a)	9,844
622	Global Crossing Ltd. (a)	6,575
618	Hickory Tech Corp.	4,172
814	PAETEC Holding Corp. (a)	2,776
832	Premiere Global Services, Inc. (a)	5,275
426	SureWest Communications (a)	2,701
608	Windstream Corp.	6,420

		71,064

Number of Shares		Value

	Electric Utilities - 1.41%
648	Central Vermont Public Service Corp.	$12,792
1,379	El Paso Electric Co. (a)	26,684
757	Empire District Electric Co. (b)	14,209
734	MGE Energy, Inc. (b)	26,453
871	UIL Holdings Corp.	21,801

		101,939

	Electrical Equipment - 1.04%
605	Baldor Electric Co.	21,828
1,221	EnerSys (a)(b)	26,093
921	LSI Industries, Inc.	4,494
615	Polypore International, Inc. (a)	13,985
205	Powell Industries, Inc. (a)	5,605
120	Preformed Line Products Co. (b)	3,354

		75,359

	Electronic Equipment & Instruments - 2.63%
601	Agilysys, Inc.	4,021
4,061	Brightpoint, Inc. (a)	28,427
811	Checkpoint Systems, Inc. (a)	14,079
294	Coherent, Inc. (a)(b)	10,084
449	CPI International, Inc. (a)	7,000
951	CTS Corp.	8,787
195	Mercury Computer Systems (a)	2,287
1,337	Methode Electronics, Inc.	13,022
509	Newport Corp. (a)	4,612
335	OSI Systems, Inc. (a)	9,303
618	Plexus Corp. (a)	16,525
1,324	Radisys Corp. (a)	12,604
163	Rogers Corp. (a)	4,527
967	ScanSource, Inc. (a)	24,107
1,915	Smart Modular Technologies Inc. (a)	11,203
1,766	Technitrol, Inc. (b)	5,581
1,104	TTM Technologies, Inc. (a)	10,488
441	Zygo Corp. (a)	3,577
1,743	Power-One, Inc. (a)(b)	11,765

		201,999

	Energy Equipment & Services - 1.28%
213	Allis Chalmers Energy, Inc. (a)	439
44	Basic Energy Services, Inc. (a)	339
290	Bristow Group, Inc. (a)	8,526
161	Bronco Drilling Co, Inc. (a)	539
388	Complete Production Services (a)	5,548
116	Dawson Geophysical Co. (a)	2,467
3,705	Global Industries Ltd. (a)	16,636
256	Gulf Island Fabrication, Inc.	3,973
4,496	Hercules Offshore, Inc. (a)	10,926
303	ION Geophysical Corp. (a)	1,054
987	Matrix Service Co. (a)	9,189
177	Newpark Resources, Inc. (a)	1,071
2,038	Parker Drilling Co. (a)(b)	8,050
123	PHI, Inc. (a)(b)	1,733
114	Pioneer Drilling Co. (a)	646
18	Superior Well Services, Inc. (a)(b)	301
1,251	Tetra Technologies, Inc. (a)	11,360
18	Union Drilling, Inc. (a)	99
1,336	Willbros Group, Inc. (a)	9,886

		92,782

Number of Shares		Value

	Environmental Services - 0.03%
172	Team, Inc. (a)	$2,245

	Food & Staples Retailing - 1.82%
1,528	Ingles Markets, Inc.	22,996
361	PriceSmart, Inc.	8,386
1,037	Spartan Stores, Inc.	14,228
2,156	Susser Holdings Corp. (a)(b)	25,419
1,335	United Natural Foods, Inc. (a)	39,890
812	Village Super Market, Inc.	21,315

		132,234

	Food Products - 0.89%
308	Cal Maine Foods, Inc.	9,834
601	Imperial Sugar Co.	6,070
185	Sanderson Farms, Inc.	9,387
275	Seneca Foods Corp. (a)	8,872
755	The Hain Celestial Group, Inc. (a)(b)	15,228
324	TreeHouse Foods, Inc. (a)(b)	14,794

		64,185

	Gas Utilities - 1.05%
463	Northwest Natural Gas Co.	20,173
520	South Jersey Industries, Inc.	22,339
1,022	The Laclede Group, Inc.	33,859

		76,371

	Health Care Equipment & Supplies - 0.13%
3,070	Cardiac Science Corp. (a)	3,009
333	CONMED Corp. (a)	6,203

		9,212

	Health Care Providers & Services - 4.50%
3,006	Allied Healthcare International, Inc. (a)	6,974
458	America Service Group, Inc.	7,878
285	American Dental Partners (a)	3,451
1,573	AMN Healthcare Services, Inc. (a)	11,766
837	BioScrip, Inc. (a)	4,386
431	Capital Senior Living Corp. (a)	2,142
1,144	Centene Corp. (a)	24,596
1,039	Cross Country Healthcare, Inc. (a)	9,341
418	Gentiva Health Services, Inc. (a)	11,290
218	Hanger Orthopedic Group, Inc. (a)	3,915
1,004	HealthSouth Corp. (a)	18,785
1,625	HealthSpring, Inc. (a)	25,204
592	inVentiv Health, Inc. (a)	15,155
821	LCA-Vision, Inc. (a)	4,548
920	Magellan Health Services, Inc. (a)	33,413
1,104	MedCath Corp. (a)	8,677
1,160	Molina Healthcare, Inc. (a)	33,408
145	MWI Veterinary Supply, Inc. (a)	7,288
412	National Healthcare Corp. (b)	14,198
1,657	Nighthawk Radiology Holdings, Inc. (a)	4,292
1,010	Pharmerica Corp. (a)	14,807
276	Providence Service Corp. (a)	3,864
244	RehabCare Group, Inc. (a)	5,314
782	Res-Care, Inc. (a)	7,554
732	Skilled Healthcare Group, Inc. (a)	4,970
1,271	Sun Healthcare Group, Inc. (a)	10,270
2,111	Sunrise Senior Living, Inc. (a)(b)	5,869
1,190	Triple-S Management Corp. (a)(b)	22,075

		325,430

	Health Care Technology - 0.05%
492	Medquist, Inc.	3,892

Number of Shares		Value

	Hotels, Restaurants & Leisure - 4.65%
712	Ameristar Casinos, Inc.	$10,723
564	Benihana, Inc. (a)	3,339
18	Biglari Holdings, Inc. (a)	5,164
572	Bluegreen Corp. (a)	1,722
655	Bob Evans Farms, Inc.	16,126
583	California Pizza Kitchen, Inc. (a)	8,832
371	Callaway Golf Co. (b)	2,241
1,311	Carrols Restaurant Group, Inc. (a)	5,991
1,057	Cheesecake Factory, Inc. (a)(b)	23,529
880	Choice Hotels International, Inc.	26,585
1,431	CKE Restaurants, Inc.	17,930
527	Cracker Barrel Old Country Store, Inc. (b)	24,537
6,629	Denny’s Corp. (a)	17,235
1,827	Dover Downs Gaming & Entertainment, Inc.	5,280
192	Gaylord Entertainment Co. (a)(b)	4,241
1,279	Isle of Capri Casinos, Inc. (a)(b)	11,844
1,261	Jack in the Box, Inc. (a)	24,526
593	Landry’s Restaurants, Inc. (a)	14,505
1,662	Lubys, Inc. (a)(b)	6,399
477	Marcus Corp.	4,512
1,518	McCormick & Schmick’s Seafood Resturants (a)	11,324
348	Morgans Hotel Group Co. (a)	2,144
1,133	O’Charleys, Inc. (a)	6,005
253	P.F. Chang’s China Bistro, Inc. (b)	10,031
812	Pinnacle Entertainment, Inc. (a)	7,682
759	RC2 Corp. (a)	12,227
149	Red Robin Gourmet Burgers, Inc. (a)	2,557
1,277	Ruby Tuesday, Inc. (a)	10,855
817	Sonic Corp. (a)	6,332
672	Speedway Motorsports, Inc.	9,112
275	Texas Roadhouse, Inc. (a)	3,471
559	Vail Resorts, Inc. (a)	19,515

		336,516

	Household Durables - 2.11%
1,343	American Greetings Corp. (b)	25,194
854	Blyth, Inc.	29,095
327	CSS Industries, Inc.	5,396
494	Ethan Allen Interiors, Inc. (b)	6,911
2,720	Furniture Brands International, Inc. (a)	14,198
314	Helen of Troy Ltd. (a)	6,927
337	Hooker Furniture Corp. (b)	3,592
1,592	La-Z-Boy, Inc. (a)	11,829
875	Meritage Homes Corp. (a)(b)	14,245
5,786	Sealy Corp. (a)(b)	15,449
305	Skyline Corp.	5,493
2,908	Standard Pacific Corp. (a)	9,684
461	Stanley Furniture, Inc. (a)	1,872
177	Universal Electronics, Inc. (a)	2,944

		152,829

	Household Products - 0.37%
1,852	Central Garden & Pet Co. (a)	16,613
431	Oil-Dri Corporation of America (b)	9,891

		26,504

	Industrial Conglomerates - 0.63%
689	Otter Tail Corp.	13,318
589	Standex International Corp.	14,931
1,055	Tredegar Corp.	17,218

		45,467

Number of Shares		Value

	Insurance - 4.86%
881	American Safety Insurance Holdings Ltd. (a)(b)	$13,849
540	Amerisafe, Inc. (a)	9,477
407	Baldwin & Lyons, Inc.	8,551
364	Eastern Insurance Holdings, Inc.	3,866
1,047	EMC Insurance Group, Inc. (b)	22,961
942	FBL Financial Group, Inc.	19,782
773	FPIC Insurance Group, Inc. (a)	19,827
830	Hallmark Financial Services, Inc. (a)(b)	8,259
1,363	Harleysville Group, Inc.	42,293
1,556	Horace Mann Educators Corp. (b)	23,807
557	Infinity Property & Casuality Corp.	25,722
1,589	National Financial Partners Corp. (a)	15,525
2,265	PMA Capital Corp. (a)	14,836
1,031	Presidential Life Corp.	9,382
1,018	Safety Insurance Group, Inc.	37,686
1,913	Seabright Insurance Holdings, Inc.	18,135
889	State Auto Financial Corp.	13,788
1,061	Stewart Information Services Corp. (b)	9,570
2,290	United America Indemnity, Ltd. (a)	16,854
875	United Fire & Casualty Co.	17,343

		351,513

	Internet & Catalog Retail - 1.05%
4,030	1-800-Flowers.Com, Inc. (a)(b)	8,302
1,336	HSN, Inc. (a)	32,064
1,237	NutriSystem, Inc. (b)	28,377
1,972	Orbitz Worldwide, Inc. (a)	7,513

		76,256

	Internet Software & Services - 0.71%
3,133	EarthLink, Inc.	24,940
433	iMERGENT, Inc.	1,567
606	InfoSpace, Inc. (a)	4,557
723	InterNAP Network Services Corp. (a)	3,015
3,976	iPass, Inc.	4,254
1,773	RealNetworks, Inc. (a)	5,851
1,269	United Online, Inc.	7,309

		51,493

	IT Services - 2.32%
1,473	Acxiom Corp. (a)	21,638
3,670	CIBER, Inc. (a)	10,166
712	Computer Task Group, Inc. (a)	4,600
843	Gartner, Inc. (a)(b)	19,600
437	Heartland Payment Systems, Inc.	6,485
1,459	infoGROUP, Inc. (a)	11,643
1,707	Lionbridge Technologies, Inc. (a)	7,801
2,130	ModusLink Global Solutions, Inc. (a)	12,844
637	Ness Technologies, Inc. (a)	2,745
955	SRA International, Inc. (a)	18,785
2,452	StarTek, Inc. (a)(b)	9,563
1,486	Teletech Holdings, Inc. (a)	19,155
1,255	Unisys Corp. (a)	23,204

		168,229

	Leisure Equipment & Products - 0.09%
453	JAKKS Pacific, Inc. (a)	6,514

	Life Sciences Tools & Services - 0.66%
589	Albany Molecular Research, Inc. (a)	3,045
10,050	Cambrex Corp. (a)	31,658

Number of Shares		Value

352	Kendle International, Inc. (a)	$4,055
409	Parexel International Corp. (a)	8,867

		47,625

	Machinery - 3.46%
255	Alamo Group, Inc.	5,534
854	Albany International Corp.	13,826
549	Altra Holdings, Inc. (a)	7,148
1,009	American Railcar Industries, Inc.	12,189
358	Ampco-Pittsburgh Corp.	7,457
332	Astec Industries, Inc. (a)(b)	9,206
952	Barnes Group, Inc.	15,603
1,871	Blount International, Inc. (a)	19,214
190	Cascade Corp.	6,766
511	Chart Industries, Inc. (a)	7,961
1,131	Colfax Corp. (a)	11,774
837	Columbus McKinnon Corporation (a)	11,693
398	Enpro Industries, Inc. (a)	11,204
1,641	Federal Signal Corp.	9,912
1,565	Force Protection, Inc. (a)	6,417
214	Hurco Companies, Inc. (a)	3,178
705	John Bean Technologies Corp.	10,751
625	Kadant, Inc. (a)	10,888
304	L.B. Foster Co. (a)	7,880
947	Miller Industries, Inc.	12,756
917	Sauer-Danfoss, Inc. (a)	11,206
944	Tecumseh Products Co. (a)	10,497
300	Tennant Co.	10,146
923	The Greenbrier Companies, Inc. (a)	10,338
673	Twin Disc, Inc.	7,645

		251,189

	Marine - 0.40%
527	American Commercial Lines (a)(b)	11,862
2,216	Horizon Lines, Inc. (b)	9,374
116	International Shipholding Corp.	2,567
260	TBS International Plc (a)(b)	1,594
874	Ultrapetrol Bahamas Ltd. (a)	3,802

		29,199

	Media - 1.87%
419	Arbitron, Inc.	10,739
91	Ascent Media Corp. (a)	2,299
646	Carmike Cinemas, Inc. (a)	3,915
1,211	Fisher Communications, Inc. (a)	20,393
1,464	Harte-Hanks, Inc.	15,299
4,847	Journal Communications, Inc. (a)	19,243
1,509	LIN TV Corp. (a)	8,164
823	Lodgenet Interactive Corp. (a)(b)	3,053
3,586	Mediacom Communications Corp. (a)	24,098
4,813	Sinclair Broadcast Group, Inc. (a)	28,059

		135,262

	Metals & Mining - 0.71%
447	A.M. Castle & Co. (a)	6,209
255	AMCOL International Corp.	5,993
190	Brush Engineered Materials, Inc. (a)	3,796
546	Gibraltar Industries, Inc. (a)	5,515
211	Haynes International, Inc.	6,504
801	Horsehead Holding Corp. (a)	6,056
267	Kaiser Aluminum Corp.	9,256
559	Stillwater Mining Co. (a)	6,496
823	Sutor Tech Group Ltd. (a)	1,638

		51,463

Number of Shares		Value

	Multiline Retail - 0.59%
683	99 Cents Only Stores (a)	$10,108
2,806	Retail Ventures, Inc. (a)(b)	21,943
2,703	Tuesday Morning Corp. (a)	10,785

		42,836

	Multi-Utilities - 0.31%
575	CH Energy Group, Inc.	22,563

	Oil & Gas - 1.93%
806	Atlas Energy, Inc. (a)	21,818
156	Chesapeake Utilities Corp.	4,898
3,208	DHT Maritime, Inc.	12,351
2,395	Endeavour International Corp. (a)	2,539
2,665	International Coal Group, Inc. (a)(b)	10,260
1,266	Knightsbridge Tankers Ltd.	22,269
458	Patriot Coal Corp. (a)	5,382
32	Petroleum Development Corp. (a)	820
453	PrimeEnergy Corp. (a)	8,942
1,229	Stone Energy Corp. (a)	13,716
2,261	Teekay Tankers Ltd.	25,164
376	Venoco, Inc. (a)(b)	6,193
124	Williams Clayton Energy, Inc. (a)	5,223

		139,575

	Paper & Forest Products - 1.15%
1,062	Buckeye Technologies, Inc. (a)	10,567
315	Clearwater Paper Corp. (a)	17,249
741	Neenah Paper, Inc.	13,560
2,399	P.H. Glatfelter Co.	26,030
2,388	Wausau Paper Corp. (a)	16,167

		83,573

	Personal Products - 0.37%
604	Elizabeth Arden, Inc. (a)	8,770
1,655	Mannatech, Inc.	3,293
1,172	Prestige Brands Holdings, Inc. (a)	8,298
574	Revlon, Inc. (a)	6,406

		26,767

	Pharmaceuticals - 0.23%
2,474	K-V Pharmaceutical Co. (a)	2,078
569	Par Pharmaceutical Companies, Inc. (a)	14,771

		16,849

	Professional Services - 2.71%
693	Administaff, Inc.	16,743
710	CBIZ, Inc. (a)(b)	4,516
1,090	CDI Corp.	16,928
466	CRA International, Inc. (a)	8,775
1,129	Diamond Management & Technology Consultants, Inc.	11,640
236	Franklin Covey Co. (a)	1,534
376	GP Strategies Corp. (a)	2,730
308	Heidrick & Struggles International, Inc.	7,029
117	ICF International, Inc. (a)	2,800
785	Kforce, Inc. (a)	10,009
896	Korn Ferry International (a)	12,454
925	Navigant Consulting, Inc. (a)	9,602
583	On Assignment, Inc. (a)	2,932
2,293	Resources Connection, Inc. (a)	31,184
238	School Specialty, Inc. (a)	4,301
2,426	SFN Group, Inc. (a)	13,246

Number of Shares		Value

2,233	TrueBlue, Inc. (a)	$24,986
1,736	Volt Information Sciences, Inc. (a)	14,582

		195,991

	Real Estate Management & Development - 0.12%
454	Avatar Holdings, Inc. (a)(b)	8,708

	Road & Rail - 1.09%
1,046	Arkansas Best Corp. (b)	21,704
458	Celadon Group, Inc. (a)	6,476
547	Marten Transport, Ltd. (a)	11,367
327	Old Dominion Freight Lines, Inc. (a)	11,491
756	Saia, Inc. (a)	11,340
479	U.S.A. Truck, Inc. (a)	7,721
649	Universal Truckload Services, Inc. (a)	9,041

		79,140

	Semiconductor & Semiconductor Equipment - 0.70%
818	Brooks Automation, Inc. (a)	6,323
570	DSP Group, Inc. (a)	3,642
1,255	Entegris, Inc. (a)	4,982
493	International Rectifier Corp. (a)	9,175
926	Microtune, Inc. (a)(b)	1,972
1,227	Photronics, Inc. (a)(b)	5,546
3,224	Silicon Image, Inc. (a)	11,317
1,326	Trident Microsystems, Inc. (a)	1,883
637	Zoran Corp. (a)	6,077

		50,917

	Software - 0.58%
1,862	Mentor Graphics Corp. (a)	16,479
1,809	QAD, Inc.	7,471
1,297	Take-Two Interactive Software, Inc. (a)	11,673
1,519	THQ, Inc. (a)	6,562

		42,185

	Specialty Retail - 7.31%
1,674	AnnTaylor Stores Corp. (a)(b)	27,236
1,788	Bebe Stores, Inc.	11,443
1,529	Big 5 Sporting Goods Corp. (b)	20,091
2,471	Books-A-Million, Inc.	14,875
856	Brown Shoe Co., Inc.	12,994
956	Build-A-Bear Workshop, Inc. (a)(b)	6,482
2,122	Cabelas, Inc. (a)(b)	30,005
765	Cato Corp.	16,845
3,814	Charming Shoppes, Inc. (a)(b)	14,303
655	Children’s Place Retail Stores, Inc. (a)(b)	28,833
1,475	Christopher & Banks Corp.	9,130
1,846	Coldwater Creek, Inc. (a)	6,203
624	Conns, Inc. (a)	3,669
472	Destination Maternity Corp. (a)	11,942
1,132	Dress Barn, Inc. (a)(b)	26,953
691	DSW, Inc. (a)(b)	15,520
1,372	Gander Mountain Co. (a)	7,059
607	Genesco, Inc. (a)	15,970
531	Haverty Furniture, Inc.	6,526
2,532	Hot Topic, Inc.	12,863
531	Jo-Ann Stores, Inc. (a)(b)	19,918
1,984	Lithia Motors, Inc. (a)	12,261
2,325	New York & Co, Inc. (a)	5,324
3,026	Pacific Sunwear of California, Inc. (a)(b)	9,683
1,426	PEP Boys	12,634
1,308	Pier 1 Imports, Inc. (a)(b)	8,384

Number of Shares		Value

156	REX Stores Corp. (a)	$2,496
2,586	Sally Beauty Holdings, Inc. (a)(b)	21,205
708	Shoe Carnival, Inc. (a)	14,521
1,421	Stage Stores, Inc.	15,176
2,538	Stein Mart, Inc. (a)	15,812
1,405	Systemax, Inc.	21,173
786	Talbots, Inc. (a)(b)	8,104
1,909	The Wet Seal, Inc. (a)	6,968
617	Tractor Supply Co.	37,619
790	West Marine, Inc. (a)(b)	8,595
6,590	Zale Corp. (a)(b)	10,412

		529,227

	Textiles, Apparel & Luxury Goods - 1.53%
39	G-III Apparel Group, Ltd. (a)	893
1,185	Kenneth Cole Productions, Inc. (a)	13,047
503	K-Swiss, Inc. (a)	5,649
269	Maidenform Brands, Inc. (a)	5,477
442	Movado Group, Inc. (a)	4,721
454	Oxford Industries, Inc.	9,502
252	Perry Ellis International, Inc. (a)(b)	5,090
5,361	Quiksilver, Inc. (a)	19,836
520	Skechers U.S.A., Inc. (a)	18,990
1,451	Timberland Co. (a)	23,433
1,122	Unifi, Inc. (a)	4,286

		110,924

	Thrifts & Mortgage Finance - 1.37%
1,033	Dime Community Bancshares	12,737
742	Doral Financial Corp. (a)(b)	1,810
173	ESB Financial Corp. (b)	2,258
826	First Defiance Financial Corp.	7,384
662	First Financial Holdings, Inc. (b)	7,580
820	First Financial Northwest, Inc.	3,247
1,059	First Niagara Financial Group, Inc. (b)	13,269
1,675	Flagstar Bancorp, Inc. (a)	5,260
623	NASB Financial, Inc. (b)	9,438
545	OceanFirst Financial Corp.	6,578
1,294	Provident Financial Services, Inc. (b)	15,128
2,292	The PMI Group, Inc. (a)	6,624
513	Tree.com, Inc. (a)	3,242
132	WSFS Financial Corp.	4,743

		99,298

	Tobacco - 0.15%
3,043	Alliance One International, Inc. (a)(b)	10,833

	Trading Companies & Distributors - 1.76%
1,364	Aceto Corp.	7,816
849	Applied Industrial Technologies, Inc.	21,497
783	Beacon Roofing Supply, Inc. (a)	14,110
2,047	H&E Equipment Services, Inc. (a)	15,332
442	Interline Brands, Inc. (a)	7,642
616	Kaman Corp.	13,626
899	Lawson Products, Inc.	15,265
464	Rush Enterprises, Inc. (a)	6,199
1,145	TAL International Group, Inc.	25,727

		127,214

	Wireless Telecommunication Services - 0.73%
4,086	USA Mobility, Inc.	52,791

	Total Common Stocks (Cost $6,114,129)	6,562,769

Number of Shares		Value

	MANAGEMENT INVESTMENT COMPANIES - 0.07%
	Capital Markets - 0.07%
340	Kayne Anderson Energy Development Co.	$5,158

	Total Management Investment Companies (Cost $4,735)	5,158

	REAL ESTATE INVESTMENT TRUSTS - 1.05%
	Real Estate Investment Trusts - 1.05%
1,344,093	Anthracite Capital, Inc. (a)(b)	13,441
127	CapLease, Inc.	585
883	Glimcher Realty Trust	5,280
3,693	Gramercy Capital Corp. (a)	4,653
959	Hersha Hospitality Trust	4,335
789	Kite Realty Group Trust	3,298
605	Mission West Properties, Inc.	4,126
173	Parkway Properties, Inc.	2,521
281	Ramco-Gershenson Properties Trust	2,838
1,122	Resource Capital Corp.	6,373
2,388	Strategic Hotels & Resorts, Inc. (a)	10,483
97	Sun Communities, Inc.	2,518
405	Taubman Centers, Inc.	15,241

	Total Real Estate Investment Trusts (Cost $120,563)	75,692

	SHORT-TERM INVESTMENTS - 7.09%
	Money Market Funds - 7.09%
513,049	Federated Prime Obligations Fund Effective Yield, 0.22%	513,049

	Total Short-Term Investments (Cost $513,049)	513,049

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 34.38%
	Money Market Funds - 34.38%
2,488,822	Mount Vernon Prime Portfolio Effective Yield, 0.28%	2,488,822

	Total Investments Purchased as Securities Lending Collateral (Cost $2,488,822)	2,488,822

	Total Investments (Cost $9,241,298) - 133.23%	9,645,490
	Liabilities in Excess of Other Assets - (33.23)%	(2,405,715)

	TOTAL NET ASSETS - 100.00%	$7,239,775

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of investments	$9,241,298

Gross unrealized appreciation	1,014,765
Gross unrealized depreciation	(610,573)

Net unrealized appreciation	$404,192

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
June 30, 2010

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation

Russell 2000 Index Mini Futures	9	$551,880	Sep-10	$(9,831)

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

AssetMark Enhanced Fundamental Index® Small Company Value Fund

	Level 1	Level 2	Level 3	Total

Equity
Consumer Discretionary	$1,566,449	$—	$—	$1,566,449
Consumer Staples	311,176	—	—	311,176
Energy	229,955	—	—	229,955
Financials	1,239,680	—	—	1,239,680
Health Care	413,248	—	—	413,248
Industrials	1,471,719	—	—	1,471,719
Information Technology	666,416	—	—	666,416
Materials	415,350	—	—	415,350
Telecommunication Services	123,855	—	—	123,855
Utilities	205,771	—	—	205,771

Total Equity	6,643,619	—	—	6,643,619

Short Term Investments	513,049	—	—	513,049

Investments Purchased as Securities Lending Collateral	2,488,822	—	—	2,488,822

Total Investments in Securities	$9,645,490	$—	$—	$9,645,490

Other Financial Instruments*	$(9,831)	$—	$—	$(9,831)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized (depreciation) on the instrument.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maintain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of June 30, 2010

Liability Derivatives 2010

Balance Sheet Location	Value

Variation margin on futures contracts*	$9,831

$9,831

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments..

The average monthly notional amount of futures during the period ended June 30, 2010 were as follows:

Long Positions	AssetMark Fundamental Index® Small Company Value Fund

Futures	$503,300

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AssetMark Funds

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen
Principal Executive Officer/President

Date	08/27/2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen
Principal Executive Officer/President

Date	08/27/2010

By (Signature and Title)	/s/ Starr E. Frohlich

Starr E. Frohlich
Principal Financial Officer/Treasurer

Date	08/27/2010